As filed with the Securities and Exchange Commission on August 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2015

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.1%
34,850,000	Nelnet Student Loan Trust, Series 2007-2A-B1	1.40%	# ^	09/25/2035	33,673,813
Total Asset Backed Obligations (Cost $33,673,813)					33,673,813

Collateralized Loan Obligations - 3.0%
3,750,000	ALM Loan Funding, Series 2012-6A-C	4.98%	# ^	06/14/2023	3,758,396
5,500,000	Apidos Ltd., Series 2014-18A-B	3.03%	# ^	07/22/2026	5,412,550
3,591,781	ARES Ltd., Series 2006-6RA-A2	0.51%	#	03/12/2018	3,580,133
25,000,000	ARES Ltd., Series 2013-1A-B	1.98%	# ^	04/15/2025	24,442,475
6,500,000	ARES Ltd., Series 2013-1A-D	3.98%	# ^	04/15/2025	6,323,096
3,950,000	Avery Point Ltd., Series 2013-2A-D	3.68%	# ^	07/17/2025	3,799,454
5,000,000	Avery Point Ltd., Series 2014-1A-A	1.76%	# ^	04/25/2026	4,999,725
4,250,000	Avery Point Ltd., Series 2014-1A-D	3.74%	# ^	04/25/2026	4,056,383
3,488,831	Babson, Inc., Series 2005-3A-A	0.47%	# ^	11/10/2019	3,472,758
2,170,613	Black Diamond Ltd., Series 2005-1A-A1	0.50%	# ^	06/20/2017	2,157,884
2,250,388	BlackRock Senior Income, Series 2006-4A-A	0.47%	# ^	04/20/2019	2,228,060
25,000,000	BlueMountain Ltd., Series 2012-2A-A1	1.65%	# ^	11/20/2024	24,989,675
19,000,000	BlueMountain Ltd., Series 2012-2A-B1	2.29%	# ^	11/20/2024	18,926,242
16,150,000	BlueMountain Ltd., Series 2012-2A-C	2.98%	# ^	11/20/2024	16,055,426
103,605,200	BMI Trust, Series 2013-1AR-A1R	1.17%	# ^	08/01/2021	103,010,195
17,000,000	Brookside Mill Ltd., Series 2013-1A-C1	2.93%	# ^	04/17/2025	16,650,259
9,500,000	Canyon Capital Ltd., Series 2012-1A-B1	2.18%	# ^	01/15/2024	9,344,276
3,000,000	Cent Ltd., Series 2005-10A-D	1.98%	# ^	12/15/2017	2,930,160
4,893,487	Chatham Light Ltd., Series 2005-2A-A1	0.47%	# ^	08/03/2019	4,888,730
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	0.00%	# ^	07/20/2026	4,972,500
10,500,000	Crown Point Ltd., Series 2012-1A-A1LB	1.73%	# ^	11/21/2022	10,489,290
4,000,000	Dryden Senior Loan Fund, Series 2012-24A-D	4.97%	# ^	11/15/2023	4,019,208
10,000,000	Dryden Senior Loan Fund, Series 2012-25A-B1	2.48%	# ^	01/15/2025	9,997,510
3,000,000	Flatiron Ltd., Series 2014-1A-B	3.08%	# ^	07/17/2026	2,953,800
6,750,000	Flatiron Ltd., Series 2014-1A-C	3.53%	# ^	07/17/2026	6,392,925
10,000,000	Fortress Credit Ltd., Series 2013-1A-A	1.41%	# ^	01/19/2025	9,836,900
10,000,000	Fortress Credit Ltd., Series 2013-1A-B	2.13%	# ^	01/19/2025	9,776,490
2,000,000	Galaxy Ltd., Series 2006-6X-B	0.63%	#	06/13/2018	1,983,858
2,000,000	Galaxy Ltd., Series 2013-15A-A	1.48%	# ^	04/15/2025	1,980,238
13,000,000	Galaxy Ltd., Series 2013-15A-B	2.08%	# ^	04/15/2025	12,799,150
13,100,000	Galaxy Ltd., Series 2013-15A-C	2.83%	# ^	04/15/2025	12,837,188
6,125,000	Galaxy Ltd., Series 2013-15A-D	3.63%	# ^	04/15/2025	5,909,302
1,170,786	Gannett Peak Ltd., Series 2006-1A-A1A	0.48%	# ^	10/27/2020	1,170,720
37,000,000	GLG Ore Hill Ltd., Series 2013-1A-A	1.35%	# ^	07/15/2025	36,364,155
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	# ^	04/28/2025	4,743,070
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.23%	# ^	04/28/2025	1,624,411
30,000,000	ICE Global Credit Ltd., Series 2013-1A-A1	1.98%	# ^	04/20/2024	29,619,000
25,000,000	ICE Global Credit Ltd., Series 2013-1A-B2	2.78%	# ^	04/20/2024	24,010,000
4,250,000	ING Ltd., Series 2013-3A-B	2.94%	# ^	01/18/2026	4,160,299
15,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.73%	# ^	07/15/2026	15,000,000
500,000	Kingsland Ltd., Series 2005-1A-C2	6.13%	^	06/13/2019	500,291
2,309,513	KKR Financial Corporation, Series 2006-1A-A1	0.51%	# ^	08/25/2018	2,303,295
8,422,255	KKR Financial Corporation, Series 2007-AA-A	0.98%	# ^	10/15/2017	8,438,855
20,000,000	KVK Ltd., Series 2013-1A-A	1.63%	# ^	04/14/2025	19,921,540
3,650,000	LCM LP, Series 11A-D2	4.18%	# ^	04/19/2022	3,657,596
20,000,000	LCM LP, Series 12A-A	1.70%	# ^	10/19/2022	20,001,780
12,600,000	LCM LP, Series 13A-C	3.13%	# ^	01/19/2023	12,576,816
7,825,000	LCM LP, Series 14A-D	3.73%	# ^	07/15/2025	7,511,632
21,000,000	LCM LP, Series 16A-A	1.76%	# ^	07/15/2026	21,004,095
2,750,000	LCM LP, Series 16A-D	3.86%	# ^	07/15/2026	2,654,553
1,000,000	Madison Park Funding Ltd., Series 2012-9X-C1	3.82%	#	08/15/2022	1,001,213
17,000,000	Marathon Ltd., Series 2013-5A-A2A	2.58%	# ^	02/21/2025	16,996,770
2,000,000	Marea Ltd., Series 2012-1A-D	4.78%	# ^	10/16/2023	2,003,962
3,938,393	NOB Hill Ltd., Series 2006-1X-A1	0.47%	#	08/15/2018	3,930,497
9,000,000	Nomad Ltd., Series 2013-1A-B	3.18%	# ^	01/15/2025	8,972,001
3,500,000	Nomad Ltd., Series 2013-1A-C	3.73%	# ^	01/15/2025	3,369,250
30,000,000	Northwoods Capital Corporation, Series 2012-9A-A	1.65%	# ^	01/18/2024	29,962,470
2,000,000	Northwoods Capital Corporation, Series 2013-10-A1	1.62%	# ^	11/04/2025	1,992,210
25,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.65%	# ^	11/20/2023	24,949,250
18,000,000	Oak Hill Credit Partners, Series 2012-7A-B1	2.48%	# ^	11/20/2023	18,022,176
9,000,000	OCP Ltd., Series 2012-2A-A2	1.71%	# ^	11/22/2023	9,001,341
2,274,491	OCP Ltd., Series 2012-2A-X2	1.71%	# ^	11/22/2023	2,278,076
10,000,000	OCP Ltd., Series 2013-3A-B	2.98%	# ^	01/17/2025	9,771,260
10,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.28%	# ^	04/20/2021	10,005,370
25,000,000	Race Point Ltd., Series 2012-7A-A	1.66%	# ^	11/08/2024	24,954,125
24,000,000	Race Point Ltd., Series 2012-7A-B	2.49%	# ^	11/08/2024	23,962,584
5,500,000	Race Point Ltd., Series 2013-8A-B	2.13%	# ^	02/20/2025	5,394,427
3,200,000	Saturn Ltd., Series 2007-1A-D	4.22%	# ^	05/13/2022	2,968,467
25,000,000	Symphony Ltd., Series 2013-11A-B1	2.43%	# ^	01/17/2025	25,047,300
17,000,000	Venture Ltd., Series 2014-17A-A	1.76%	# ^	07/15/2026	16,965,915
3,250,000	Venture Ltd., Series 2014-17A-B2	2.38%	# ^	07/15/2026	3,233,679
20,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.73%	# ^	04/20/2026	19,976,420
5,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.28%	# ^	04/20/2026	4,902,165
4,750,000	Washington Mill Ltd., Series 2014-1A-C	3.23%	# ^	04/20/2026	4,689,229
2,000,000	WhiteHorse Ltd., Series 2006-1A-B1L	2.08%	# ^	05/01/2018	1,987,882
50,000,000	WhiteHorse Ltd., Series 2012-1A-A1L	1.62%	# ^	02/03/2025	49,910,600
59,000,000	Wind River Ltd., Series 2012-1A-A	1.63%	# ^	01/15/2024	58,860,111
17,000,000	Wind River Ltd., Series 2012-1A-B1	2.33%	# ^	01/15/2024	16,831,530
13,750,000	Wind River Ltd., Series 2012-1A-C1	3.28%	# ^	01/15/2024	13,650,849
Total Collateralized Loan Obligations (Cost $987,197,831)					985,827,473

Non-Agency Commercial Mortgage Backed Obligations - 6.4%
8,350,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	# ^	06/15/2028	8,296,560
19,741,000	Banc of America Commercial Mortgage Trust, Series 2006-4-AM	5.68%		07/10/2046	21,496,932
18,915,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	20,089,735
11,700,000	Banc of America Commercial Mortgage Trust, Series 2007-2-AM	5.62%	#	04/10/2049	12,948,355
52,650,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	57,389,764
251,462,277	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.37%	# ^ I/O	02/10/2051	2,382,354
844,290	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	844,252
12,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	12,863,506
4,848,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	5,078,673
19,225,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14-AM	5.24%		12/11/2038	20,965,728
28,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16-AM	5.90%	#	06/11/2040	31,109,414
12,815,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.84%	# ^	06/11/2050	12,600,759
9,500,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-E	3.90%	# ^	08/15/2026	9,521,807
184,191	Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	184,191
2,267,326	CD Commercial Mortgage Trust, Series 2006-CD2-AAB	5.51%	#	01/15/2046	2,291,394
37,500,000	CD Commercial Mortgage Trust, Series 2006-CD2-AM	5.53%	#	01/15/2046	39,837,112
93,640,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	98,940,726
2,252,412	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	2,323,930
452,790,271	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.30%	# ^ I/O	11/15/2044	398,908
20,000,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH-E	4.50%	# ^	05/15/2030	20,199,580
14,503,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	14,906,698
14,140,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.71%	#	12/10/2049	15,607,506
11,250,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	12,642,232
301,024,005	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.22%	# ^ I/O	09/10/2045	32,862,791
16,200,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	16,740,829
22,750,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AMFX	5.53%	#	04/15/2047	25,063,300
94,472,096	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.66%	# ^ I/O	12/10/2044	12,002,444
4,700,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	5,114,270
8,494,191	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	0.84%	# ^	12/10/2049	8,051,763
39,887,583	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	2.09%	# I/O	08/15/2045	4,281,553
187,484,703	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.34%	# I/O	10/15/2045	22,582,814
17,193,028	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.09%	# ^	11/17/2026	17,326,876
3,500,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-B	1.75%	# ^	11/17/2026	3,507,434
3,200,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-C	2.30%	# ^	11/17/2026	3,208,061
86,601,918	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.96%	# ^ I/O	12/17/2014	767,120
70,506,326	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.58%	# ^ I/O	12/17/2014	506,376
3,882,609	Commercial Mortgage Pass-Through Certificates, Series 2013-FL3-RRI2	4.40%	# ^	10/13/2028	3,912,126
3,550,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR15-D	4.92%	# ^	02/10/2047	3,474,864
4,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KY0-E	2.50%	# ^	06/11/2027	4,403,438
3,850,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KY0-F	3.65%	# ^	06/11/2027	3,853,008
2,250,151	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	2,331,526
236,955	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	237,302
7,675,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23%	#	12/15/2040	8,071,640
4,750,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AJ	5.98%	#	06/15/2038	4,935,423
2,135,663	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.98%	#	06/15/2038	2,312,494
51,221,320	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	55,616,212
15,806,545	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.32%	# ^	10/15/2021	15,777,880
4,348,246	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-KERB	0.60%	# ^	09/15/2021	4,326,836
28,850,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.05%	#	09/15/2039	31,620,119
3,874,709	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-G	0.52%	# ^	02/15/2022	3,804,001
16,900,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	18,173,119
8,800,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1-1B	5.69%	# ^	04/16/2049	9,415,798
5,150,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR2-3B	5.34%	# ^	12/15/2043	5,595,848
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-RR5-2B	5.34%	# ^	12/16/2043	10,853,615
14,554,963	DBRR Trust, Series 2011-C32-A3B	5.93%	# ^	06/17/2049	15,718,305
89,190	DBRR Trust, Series 2012-EZ1-A	0.95%	^	09/25/2045	89,163
198,896,667	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.60%	# ^ I/O	07/10/2044	10,311,102
15,291,959	DDR Corporation, Series 2009-DDR1-A	3.81%	^	10/14/2022	15,408,805
8,000,000	Del Coronado Trust, Series 2013-HDC-D	2.10%	# ^	03/15/2026	7,972,344
9,550,000	Del Coronado Trust, Series 2013-HDC-E	2.80%	# ^	03/15/2026	9,474,818
5,500,000	Del Coronado Trust, Series 2013-HDMZ-M	5.15%	# ^	03/15/2018	5,562,383
3,500,000	Extended Stay America Trust, Series 2013-ESFL-DFL	3.29%	# ^	12/05/2031	3,519,057
8,000,000	Extended Stay America Trust, Series 2013-ESH5-A15	1.28%	^	12/05/2031	7,837,989
2,534,722	Extended Stay America Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	2,591,499
11,781,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	12,104,477
2,035,781	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-A4	4.55%		12/10/2041	2,036,677
20,540,000	Greenwich Capital Commercial Funding Corporation, Series 2005-GG5-AM	5.28%	#	04/10/2037	21,543,276
10,355,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.82%	#	07/10/2038	10,856,394
7,000,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.82%	#	07/10/2038	7,600,645
18,466,667	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.26%	#	12/10/2049	19,334,074
8,350,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	9,242,828
43,194,500	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	46,599,155
21,460,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	23,151,788
12,100,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.75%	#	04/10/2038	12,619,320
9,055,000	GS Mortgage Securities Corporation, Series 2006-GG6-AM	5.62%	#	04/10/2038	9,661,323
154,482,209	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.16%	# ^ I/O	04/10/2038	106,747
63,064,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	65,399,607
25,000,000	GS Mortgage Securities Corporation, Series 2006-GG8-AM	5.59%		11/10/2039	27,126,875
33,886,085	GS Mortgage Securities Corporation, Series 2011-GC3-X	1.03%	# ^ I/O	03/10/2044	1,195,281
114,527,347	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.33%	# ^ I/O	01/10/2045	13,152,664
2,533,487	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	2,543,640
3,700,000	GS Mortgage Securities Corporation, Series 2013-KYO-A	1.00%	# ^	11/08/2029	3,722,842
1,500,000	GS Mortgage Securities Corporation, Series 2013-KYO-D	2.75%	# ^	11/08/2029	1,530,949
19,500,000	GS Mortgage Securities Corporation, Series 2013-KYO-E	3.75%	# ^	11/08/2029	19,748,167
455,532	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIB2-C	6.74%	#	04/15/2035	458,220
553,309	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	553,394
120,107	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	120,365
6,857,537	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-A5	4.65%		01/12/2037	6,855,239
19,691,698	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.86%	# ^ I/O	01/12/2037	66,834
1,467,982	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	1,468,148
4,260,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-D	5.51%	#	07/15/2041	3,722,318
20,580,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CIBC12-AJ	4.99%	#	09/12/2037	21,298,057
85,970,611	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.42%	# ^ I/O	10/15/2042	248,369
9,704,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP7-AM	6.06%	#	04/15/2045	10,578,122
132,581,303	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.73%	# I/O	05/15/2045	1,367,046
25,869,685	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	27,348,655
6,604,296	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	7,024,600
24,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	26,246,820
167,203,077	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.45%	# I/O	06/12/2047	1,179,283
18,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AM	6.08%	#	02/12/2051	20,264,688
1,117,522,855	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.20%	# ^ I/O	02/12/2051	10,245,450
22,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89%	#	02/12/2049	24,106,603
34,390,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.22%	#	02/15/2051	38,631,559
11,336,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	12,081,659
4,044,738	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	# ^	07/15/2028	4,045,155
2,626,220	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	2,669,887
226,690,742	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	2.15%	# I/O	05/15/2045	22,209,685
474,021,605	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.30%	# I/O	10/15/2045	52,101,374
196,316,345	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.16%	# I/O	06/15/2045	18,436,755
16,350,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.82%	# ^	10/15/2025	16,390,940
19,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.02%	# ^	10/15/2025	19,728,171
9,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.52%	# ^	10/15/2025	9,718,212
1,550,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-E	3.42%	# ^	10/15/2025	1,548,862
20,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-A	1.66%	# ^	07/17/2026	20,039,700
7,760,714	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A1	0.95%	# ^	04/15/2028	7,753,532
3,267,671	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A2	0.85%	# ^	04/15/2028	3,264,868
6,725,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	1.85%	# ^	06/15/2029	6,733,403
7,250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.50%	# ^	06/15/2029	7,259,057
7,550,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.09%	# ^	07/15/2044	8,465,260
5,614,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7-B	4.84%	#	10/15/2036	5,675,406
4,150,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	4,280,202
20,600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32%	#	11/15/2040	21,594,928
157,042,574	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.85%	# ^ I/O	11/15/2038	2,141,747
51,550,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	53,880,575
38,308,952	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AM	5.46%		02/15/2040	41,927,424
48,739,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	52,474,016
162,207,251	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.66%	# I/O	11/15/2026	3,061,175
5,336,814	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	5,346,700
9,912,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	10,217,746
852,133	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.27%	#	12/12/2049	850,611
42,850,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	46,029,191
312,282,693	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.71%	# ^ I/O	11/12/2041	3,376,244
10,650,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.68%	#	03/12/2044	11,158,687
8,621,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	9,164,119
4,342,001	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.40%	#	04/12/2049	4,290,707
8,684,002	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.77%	#	04/12/2049	8,884,046
4,372,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,769,577
14,968,629	Morgan Stanley Capital, Inc., Series 2007-XLF9-J	2.25%	# ^	12/15/2020	14,848,095
5,938,341	Morgan Stanley Capital, Inc., Series 2008-T29-AAB	6.45%	#	01/11/2043	6,133,519
5,022,000	Morgan Stanley Re-Remic Trust, Series 2010-HQ4-AJ	4.97%	^	04/15/2040	5,049,935
48,500,000	Morgan Stanley Re-Remic Trust, Series 2013-AJ-AJA	0.50%	^	12/17/2049	43,504,500
1,704,679	Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	1,738,772
3,431,778	RREF LLC, Series 2013-LT2-A	2.83%	^	05/22/2028	3,435,302
265,952	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	266,058
16,746,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.56%	#	08/15/2039	17,762,348
106,755,174	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.32%	# ^ I/O	08/10/2049	12,580,617
5,840,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.50%	#	12/15/2044	6,163,770
46,710,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	47,999,943
19,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	21,081,118
10,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-30-AMFL	0.35%	# ^	12/15/2043	9,729,655
31,858,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	33,044,822
4,680,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	5,097,316
20,516,700	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.14%	#	02/15/2051	21,646,944
9,250,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.14%	#	02/15/2051	10,330,312
86,327,361	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.94%	# ^ I/O	06/15/2044	2,338,695
116,196,993	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.62%	# ^ I/O	04/15/2045	13,604,053
136,167,348	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.38%	# ^ I/O	08/15/2045	15,191,102
53,793,608	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.39%	# ^ I/O	11/15/2045	6,443,909
102,159,617	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.50%	# I/O	03/15/2047	8,509,947
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $2,145,143,743)					2,161,267,313

Non-Agency Residential Collateralized Mortgage Obligations - 27.4%
16,973,090	ACE Securities Corporation, Series 2006-HE1-A2C	0.34%	#	02/25/2036	16,691,261
2,012,480	ACE Securities Corporation, Series 2006-NC1-A2C	0.35%	#	12/25/2035	2,006,907
12,189,687	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	4.91%	#	01/25/2036	11,364,872
6,200,000	Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.13%	#	06/25/2035	5,443,216
7,866,319	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	2.99%	#	10/25/2035	7,259,747
37,453,704	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.03%	#	03/25/2036	28,814,296
32,483,487	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	2.95%	#	05/25/2036	29,343,016
29,166,617	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.16%	#	03/25/2037	24,688,783
4,443,543	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.81%	# ^	11/25/2037	3,741,339
486,453	Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.70%	#	11/25/2033	416,471
2,601,016	Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.18%	#	04/25/2034	2,257,531
652,304	Aegis Asset Backed Securities Trust, Series 2004-2-M2	2.10%	#	06/25/2034	424,113
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	12,367,200
12,000,000	American General Mortgage Loan Trust, Series 2010-1-A4	5.65%	# ^	03/25/2058	12,349,662
4,893,876	American Home Mortgage Investment Trust, Series 2005-1-7A2	2.32%	#	06/25/2045	4,650,093
12,933,420	American Home Mortgage Investment Trust, Series 2005-4-3A1	0.45%	#	11/25/2045	10,329,263
2,648,152	American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,598,803
10,508,550	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	6,870,101
15,549,555	Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.35%	#	10/25/2032	11,650,862
416,413	Argent Securities, Inc., Series 2004-W6-M1	0.98%	#	05/25/2034	406,980
5,990,071	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.13%	#	11/25/2033	5,780,164
1,102,694	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.83%	#	06/25/2034	961,191
5,476,824	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	5,156,161
6,010,605	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	5,725,642
10,063,421	Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	9,505,434
4,834,732	Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	4,379,677
3,520,618	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	3,289,644
3,041,411	Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	2,604,874
6,051,591	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	4,974,959
19,815,972	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	14,522,928
9,258,272	Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.35%	# I/F I/O	11/25/2036	1,825,185
3,299,594	Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.60%	#	11/25/2036	2,182,005
15,289,149	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	12,053,002
2,470,698	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,993,013
18,365,640	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	18,593,411
530,642	Banc of America Funding Corporation, Series 2006-2-4A1	22.34%	# I/F	03/25/2036	757,172
2,528,264	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	2,584,273
15,304,889	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	14,483,935
3,117,182	Banc of America Funding Corporation, Series 2006-3-6A1	6.29%	#	03/25/2036	3,192,730
15,449,476	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	15,344,358
3,496,352	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	2,898,059
16,479,350	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	13,549,701
3,379,337	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	2,742,576
1,844,515	Banc of America Funding Corporation, Series 2006-B-7A1	5.62%	#	03/20/2036	1,716,017
18,168,045	Banc of America Funding Corporation, Series 2006-D-6A1	5.33%	#	05/20/2036	15,919,859
1,717,563	Banc of America Funding Corporation, Series 2006-G-2A1	0.37%	#	07/20/2036	1,632,779
889,658	Banc of America Funding Corporation, Series 2006-H-3A1	2.88%	#	09/20/2046	724,269
2,291,629	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,869,060
3,059,876	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	2,560,219
4,542,414	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	3,937,665
5,760,549	Banc of America Funding Corporation, Series 2009-R14-3A	15.83%	# ^ I/F	06/26/2035	7,095,278
6,107,936	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	5,578,109
3,281,665	Banc of America Funding Corporation, Series 2010-R1-3A	14.05%	# ^ I/F	07/26/2036	3,383,266
114,237,646	Banc of America Funding Corporation, Series 2012-R4-A	0.41%	# ^	03/04/2039	111,881,523
40,354,364	Banc of America Funding Corporation, Series 2012-R5-A	0.41%	# ^	10/03/2039	39,992,133
2,164,390	Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	5.16%	#	12/25/2034	2,153,310
9,371,168	Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	8,573,560
1,234,484	Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	1,167,770
6,085,682	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	5,310,780
6,588,657	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	5,669,276
18,000,000	BCAP LLC Trust, Series 2008-RR3-A1B	6.64%	#	10/25/2036	14,043,470
6,819,991	BCAP LLC Trust, Series 2010-RR10-5A1	7.40%	# ^	04/27/2037	7,590,222
12,167,669	BCAP LLC Trust, Series 2010-RR12-3A15	6.84%	# ^	08/26/2037	13,096,630
3,350,000	BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,379,745
4,647,147	BCAP LLC Trust, Series 2011-RR12-2A5	2.24%	# ^	12/26/2036	4,662,405
9,751,767	BCAP LLC Trust, Series 2012-RR1-3A3	3.50%	# ^	10/26/2035	9,906,761
17,728,718	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	5.39%	#	02/25/2036	16,899,404
15,962,575	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.31%	#	10/25/2046	15,020,847
14,933,373	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	3.07%	#	02/25/2047	12,057,056
5,780,386	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.47%	#	11/25/2034	5,706,619
21,706,511	Bear Stearns Alt-A Trust, Series 2006-6-2A1	4.38%	#	11/25/2036	16,684,493
13,717,311	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%	#	08/25/2034	14,276,586
35,640,616	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.25%	#	04/25/2035	34,773,302
11,146,199	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	11,459,173
15,905,301	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	5.50%	#	10/25/2035	15,853,577
20,574,448	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	17,462,110
2,517,911	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	2,082,655
1,694,057	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,453,423
6,770,182	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.50%	#	10/25/2036	5,621,323
1,136,111,300	Belle Haven Ltd., Series 2006-1A-A1	0.48%	# ^	07/05/2046	87,253,348
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,808,961
2,467,377	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.05%	#	03/25/2033	2,347,998
15,894,317	Chase Mortgage Finance Trust, Series 2005-A1-2A4	2.52%	#	12/25/2035	14,777,932
22,745,345	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	19,975,258
12,687,660	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	11,386,921
34,559,499	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	29,995,675
17,390,625	Chase Mortgage Finance Trust, Series 2007-A2-6A4	5.28%	#	07/25/2037	16,004,523
6,351,251	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	5,464,216
3,144,050	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	3,020,148
6,989,578	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	6,059,762
718,878	ChaseFlex Trust, Series 2006-1-A2A	5.14%	#	06/25/2036	729,878
4,955,509	ChaseFlex Trust, Series 2006-1-A5	5.14%	#	06/25/2036	4,937,075
9,098,664	ChaseFlex Trust, Series 2006-2-A2B	0.35%	#	09/25/2036	7,466,782
7,754,637	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	5,899,589
17,466,463	ChaseFlex Trust, Series 2007-M1-2F4	4.84%	#	08/25/2037	13,977,310
18,166,674	ChaseFlex Trust, Series 2007-M1-2F5	4.84%	#	08/25/2037	14,536,101
17,921,806	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	19,067,000
3,806,364	Citicorp Mortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	3,714,513
6,594,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	6,356,036
4,731,104	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	3,912,902
2,365,074	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	2,081,880
6,156,227	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	4,627,494
3,153,868	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.55%	#	03/25/2036	2,355,574
18,071,070	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	5.73%	#	05/25/2036	12,266,064
14,707,941	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.68%	#	04/25/2037	15,156,401
1,524,236	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,160,521
1,277,507	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	1,204,482
43,234,467	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	35,281,128
2,186,137	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,716,708
7,679,014	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	4,735,917
67,476,823	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH3-A2	0.31%	#	06/25/2037	63,823,695
20,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	2.75%	# ^	11/25/2038	18,037,638
1,915,474	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00%	^	04/25/2037	1,959,443
1,977,781	Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	2,067,833
190,506,289	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	8.24%	# ^	11/25/2036	167,440,817
15,124,270	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00%	^	11/25/2036	15,433,906
152,027,457	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.62%	# ^	12/25/2036	129,051,715
61,487,790	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	872,515
136,007,887	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	7.35%	# ^	06/25/2037	120,563,525
3,673,823	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50%	# ^	04/25/2036	3,708,840
6,401,744	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.67%	# ^	09/25/2047	6,401,219
9,138,391	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	7,846,177
8,277,428	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	7,462,192
2,762,876	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	2,757,693
7,143,233	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	5,793,719
9,930,896	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	8,332,826
4,841,969	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	4,062,785
12,388,799	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9	5.25%	# I/F I/O	01/25/2037	1,729,718
10,981,311	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	9,759,574
25,271,514	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3	5.25%	# I/F I/O	03/25/2037	4,038,489
9,903,364	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	8,668,989
17,805,663	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3	0.48%	#	04/25/2037	12,586,930
17,805,663	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4	6.52%	# I/F I/O	04/25/2037	3,825,698
2,553,766	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,296,556
1,250,870	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	1,098,249
47,033,996	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	44,925,180
10,695,028	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.65%	#	07/25/2035	8,971,182
21,835,682	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.85%	# I/F I/O	07/25/2035	2,680,603
2,485,519	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	2,444,731
7,416,698	Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.77%	# I/F	07/25/2035	8,116,611
10,155,108	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	0.90%	#	08/25/2035	8,379,213
3,422,164	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,795,405
6,857,962	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	6,336,167
1,378,405	Countrywide Alternative Loan Trust, Series 2005-60T1-A7	34.82%	# I/F	12/25/2035	2,072,329
1,879,071	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,763,999
27,272,368	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	25,602,235
4,728,752	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	0.95%	#	01/25/2036	3,930,945
11,896,561	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.55%	# I/F I/O	01/25/2036	1,288,517
106,236,912	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	96,033,070
2,605,078	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,247,049
5,711,695	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	21.08%	# I/F	02/25/2036	7,248,003
3,537,169	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	3,121,708
7,131,723	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	6,532,565
1,623,013	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.85%	#	10/25/2035	1,301,329
760,291	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	694,542
1,753,687	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	1,583,513
2,055,692	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	2,009,578
3,139,725	Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.63%	#	11/25/2035	2,512,286
6,279,451	Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.87%	# I/F I/O	11/25/2035	753,314
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,522,102
3,539,781	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	3,501,579
2,520,600	Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.65%	#	04/25/2035	2,207,882
7,755,693	Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.85%	# I/F I/O	04/25/2035	895,445
7,273,516	Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	5,924,184
3,542,120	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,829,849
2,721,860	Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.75%	#	07/25/2036	1,953,125
2,721,860	Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.35%	# I/F I/O	07/25/2036	422,940
13,615,343	Countrywide Alternative Loan Trust, Series 2006-19CB-A12	0.55%	#	08/25/2036	9,893,412
18,463,223	Countrywide Alternative Loan Trust, Series 2006-19CB-A13	5.45%	# I/F I/O	08/25/2036	2,938,431
2,842,674	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,511,130
4,240,681	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	3,751,497
12,411,952	Countrywide Alternative Loan Trust, Series 2006-24CB-A14	7.00%	# I/F I/O	06/25/2036	2,903,702
9,952,769	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	8,948,425
10,682,311	Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.75%	#	06/25/2036	7,707,116
4,020,577	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,465,054
5,160,753	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	4,521,955
9,678,460	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	8,561,343
1,301,000	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	45.16%	# I/F	10/25/2036	2,488,054
796,890	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.71%	# I/F	10/25/2036	1,250,129
9,068,914	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	8,315,387
6,324,248	Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.82%	#	11/25/2036	4,712,166
10,548,846	Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.18%	# I/F I/O	11/25/2036	1,795,282
4,361,640	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,462,732
3,622,128	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,239,707
20,746,207	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.40%	# I/F I/O	01/25/2037	4,685,728
7,065,062	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.60%	#	01/25/2037	2,642,319
5,770,931	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	5,098,843
9,820,162	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.30%	# I/F I/O	01/25/2037	1,246,130
7,645,391	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.75%	#	02/25/2037	4,601,325
7,645,391	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.25%	# I/F I/O	02/25/2037	1,094,354
3,136,154	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	2,876,951
18,995,936	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	17,379,078
9,362,393	Countrywide Alternative Loan Trust, Series 2006-J1-A10	5.50%		02/25/2036	8,565,504
3,111,448	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	2,801,557
1,834,218	Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.99%	# I/F	05/25/2037	3,222,029
19,758,979	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.60%	#	08/25/2037	11,590,933
5,721,707	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.32%	# I/F	08/25/2037	13,390,515
17,788,137	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.20%	# I/F	08/25/2037	26,657,578
3,055,844	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	2,707,359
1,583,466	Countrywide Alternative Loan Trust, Series 2007-19-1A10	38.09%	# I/F	08/25/2037	2,756,605
49,435,716	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	35,946,143
9,140,014	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.79%	# I/F	09/25/2037	13,786,880
34,907,308	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	28,610,204
22,440,411	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.65%	#	09/25/2037	15,365,578
31,847,595	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.35%	# I/F I/O	09/25/2037	7,484,137
17,402,138	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	5,242,394
11,652,570	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.50%	# I/F I/O	04/25/2037	1,875,872
11,652,571	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.70%	#	04/25/2037	8,037,955
807,586	Countrywide Alternative Loan Trust, Series 2007-8CB-A12	39.29%	# I/F	05/25/2037	1,501,862
862,085	Countrywide Alternative Loan Trust, Series 2007-8CB-A8	39.17%	# I/F	05/25/2037	1,597,812
1,103,270	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.65%	#	05/25/2037	729,824
1,103,270	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.35%	# I/F I/O	05/25/2037	161,645
30,220,077	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	24,879,101
3,263,814	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	2,752,276
2,336,992	Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	2,166,226
8,209,342	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	2.56%	#	03/25/2047	8,122,544
10,838,416	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1B	2.56%	#	03/25/2047	10,061,129
4,059,924	Countrywide Asset-Backed Certificates, Series 2003-BC6-M1	0.98%	#	11/25/2033	3,948,487
2,940,211	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.05%	#	04/25/2036	2,539,098
1,952,608	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.34%	#	06/25/2036	1,902,449
3,825,310	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	3,906,147
5,491,878	Countrywide Home Loans, Series 2003-60-4A1	2.60%	#	02/25/2034	5,491,033
6,608,970	Countrywide Home Loans, Series 2004-R2-1AF1	0.57%	# ^	11/25/2034	5,857,980
6,681,455	Countrywide Home Loans, Series 2004-R2-1AS	5.82%	# ^ I/O	11/25/2034	1,048,223
14,279,571	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	13,957,988
10,282,463	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	10,191,031
30,480,057	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	28,756,044
8,074,005	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	7,913,571
2,102,417	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	1,949,599
4,347,085	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	4,068,506
44,240,847	Countrywide Home Loans, Series 2005-HYB1-4A1	2.49%	#	03/25/2035	41,199,333
4,377,598	Countrywide Home Loans, Series 2005-HYB8-1A1	2.50%	#	12/20/2035	3,769,874
9,513,264	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	9,206,318
9,700,000	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	9,721,301
1,987,743	Countrywide Home Loans, Series 2005-R1-1AF1	0.51%	# ^	03/25/2035	1,791,696
2,004,211	Countrywide Home Loans, Series 2005-R1-1AS	5.83%	# ^ I/O	03/25/2035	284,122
5,581,871	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	5,242,332
4,484,410	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	4,615,422
49,785,466	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	46,099,599
36,942,811	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	35,415,854
18,071,065	Countrywide Home Loans, Series 2007-13-A110	6.00%		08/25/2037	17,135,924
1,795,238	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	1,698,189
7,976,930	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	7,559,816
1,973,097	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	1,813,936
16,023,617	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	14,742,993
6,171,261	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	5,678,048
11,827,533	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	10,346,229
6,313,064	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	6,159,979
23,843,465	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	22,314,217
7,147,456	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	6,603,056
16,009,533	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	14,879,292
19,507,083	Countrywide Home Loans, Series 2007-8-1A9	6.00%	#	01/25/2038	18,129,922
3,983,526	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	3,745,307
42,059,967	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	34,001,530
1,555,753	Countrywide Home Loans, Series 2007-J3-A1	0.65%	#	07/25/2037	1,138,368
7,778,766	Countrywide Home Loans, Series 2007-J3-A2	5.35%	# I/F I/O	07/25/2037	902,508
6,279,436	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	3,240,748
4,186,871	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	2,849,006
13,805,751	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	7,644,852
300,005	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.58%	#	09/25/2034	302,921
4,882,094	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	4,378,657
1,449,138	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,282,307
13,221,363	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	6,832,602
14,347,798	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	14,762,406
5,186,275	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	4,686,268
29,045,450	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	22,105,940
4,510,051	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	3,305,908
5,830,019	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.85%	#	03/25/2036	3,591,927
32,587,125	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.15%	# I/F I/O	03/25/2036	5,375,882
6,787,853	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	5,646,217
18,370,645	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	14,972,590
3,336,237	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	3,173,783
7,225,242	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	6,873,416
6,922,074	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	5,822,960
29,019,220	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	14,989,762
23,059,498	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	21,033,445
20,080,218	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	16,145,921
13,546,177	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	4,938,658
682,864	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	599,176
8,206,796	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	7,180,463
10,980,288	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	11,025,658
36,830,805	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	38,182,698
9,257,428	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	9,184,512
16,117,730	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	15,675,000
2,618,438	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	39.00%	# I/F	11/25/2036	4,680,888
13,679,972	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	7,909,650
18,589,742	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	15,786,446
11,575,168	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	10,305,268
283,213	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	281,045
8,885,395	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	8,416,832
64,396,780	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	64,590,872
29,022,653	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	29,113,029
5,125,847	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	2.90%	# ^	07/20/2035	4,506,875
93,898,000	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.56%	# ^	06/26/2037	83,132,350
2,445,957	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.95%	# ^	01/27/2036	2,472,215
52,859,746	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.43%	# ^	03/26/2037	49,119,586
90,502,430	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.75%	# ^	06/26/2037	84,089,645
44,683,047	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.75%	# ^	06/26/2037	41,516,887
8,879,396	Credit Suisse Mortgage Capital Certificates, Series 2010-6R-2A6A	6.25%	^	07/26/2037	9,333,810
30,467,316	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.67%	# ^	04/26/2037	27,870,056
50,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-9R-2A5	4.00%	^	02/27/2038	48,076,490
5,756,678	Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.42%	# ^	09/27/2035	5,751,717
888,961	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	4.28%	#	07/25/2035	898,166
9,750,000	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	8,665,157
33,708,632	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	29,842,218
2,478,634	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	34.82%	# I/F	11/25/2035	3,871,549
2,363,060	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.35%	#	11/25/2035	1,525,407
7,131,971	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.15%	# I/F I/O	11/25/2035	1,254,264
1,741,486	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,425,340
3,586,497	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,931,786
3,567,772	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,901,569
5,256,542	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	4,275,119
10,474,162	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	8,505,386
9,383,652	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.33%	#	04/25/2036	9,192,470
90,431,193	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A3A	0.36%	#	08/25/2037	76,900,064
25,374,994	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B	0.37%	#	08/25/2047	23,068,787
28,684,035	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.91%	# ^ I/F	04/15/2036	34,287,204
9,487,709	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.90%	# ^ I/F	04/15/2036	10,977,678
15,526,613	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.31%	# ^ I/F	04/15/2036	19,199,356
765,350	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.89%	# ^ I/F	04/15/2036	1,111,128
6,654,310	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.36%	# ^ I/F	04/15/2036	8,275,489
110,178,863	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.91%	# ^ I/F	04/15/2036	134,412,594
29,583,363	Deutsche Mortgage Securities, Inc., Series 2009-RS2-4A2	0.28%	# ^	04/26/2037	28,198,076
12,487,726	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.39%	#	01/25/2036	12,357,192
18,750,801	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B	0.55%	#	02/25/2036	18,140,209
18,876,977	First Horizon Alternative Mortgage Securities, Series 2005-AA4-1A1	2.25%	#	05/25/2035	16,490,795
11,163,886	First Horizon Alternative Mortgage Securities, Series 2005-FA5-1A4	5.50%		08/25/2035	10,955,523
16,827,115	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A4	5.50%		11/25/2035	15,594,748
2,230,668	First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	2,282,352
6,679,164	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A12	6.00%		04/25/2036	5,906,345
596,234	First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	0.90%	#	04/25/2036	582,783
4,623,637	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	3,957,547
1,337,628	First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,153,302
6,283,966	First Horizon Alternative Mortgage Securities, Series 2006-FA8-1A5	6.00%		02/25/2037	5,129,689
15,257,545	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	14,395,895
1,927,018	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,528,449
2,154,673	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,765,776
3,125,315	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,561,227
11,889,331	First Horizon Asset Securities, Inc., Series 2007-1-A3	6.00%		03/25/2037	10,915,310
5,956,037	First Horizon Asset Securities, Inc., Series 2007-4-1A1	6.00%		08/25/2037	5,312,862
13,823,887	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.01%	#	09/19/2035	13,426,934
21,144,230	GMACM Mortgage Loan Trust, Series 2005-J1-A14	5.50%		12/25/2035	21,451,709
2,308,723	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	1,883,729
766,948	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	721,017
19,723,844	GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	20,318,587
45,361,000	GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	46,145,201
13,629,923	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	8,526,130
9,755,169	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	6,099,849
18,985,773	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	11,191,715
3,130,944	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,947,958
6,596,657	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,629,217
11,436,992	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	10,272,260
5,168,571	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	4,278,347
20,614,570	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.50%	# ^	03/25/2035	18,210,025
20,614,570	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.99%	# ^ I/O	03/25/2035	2,497,981
11,564,477	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.50%	# ^	09/25/2035	9,991,846
11,564,477	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.84%	# ^ I/O	09/25/2035	1,665,747
43,679,544	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.70%	# ^ I/O	01/25/2036	5,684,543
43,679,544	GSMPS Mortgage Loan Trust, Series 2006-RP1-AF1	0.50%	# ^	01/25/2036	37,274,070
4,735,046	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	4,868,764
10,116,984	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	10,343,604
1,751,080	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	1,768,263
16,787,259	GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.75%	# I/F I/O	07/25/2035	3,070,096
1,513,243	GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.65%	#	07/25/2035	1,203,309
1,122,794	GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.65%	#	09/25/2035	1,045,291
22,408,132	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	20,076,252
6,923,948	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	5,757,380
3,654,871	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	3,518,723
2,185,566	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	2,062,420
7,270,541	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	6,402,104
25,085,447	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	22,191,038
22,606,255	GSR Mortgage Loan Trust, Series 2006-7F-2A1	6.00%		08/25/2036	20,951,567
12,483,567	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	10,578,562
21,569,983	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	20,466,506
39,773,467	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	36,109,098
437,408	GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	418,377
41,666,799	GSR Mortgage Loan Trust, Series 2006-OA1-2A1	0.34%	#	08/25/2046	40,908,443
4,057,344	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	3,913,603
5,825,370	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	5,374,778
69,259,385	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	63,569,934
4,449,683	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.72%	#	12/19/2035	4,045,287
11,958,961	Harborview Mortgage Loan Trust, Series 2006-10-2A1A	0.34%	#	11/19/2036	10,069,529
2,076,485	Home Equity Asset Trust, Series 2003-3-M1	1.44%	#	08/25/2033	1,964,561
1,826,561	Home Equity Asset Trust, Series 2004-7-M2	1.14%	#	01/25/2035	1,756,442
2,960,014	Homebanc Mortgage Trust, Series 2005-1-M2	0.64%	#	03/25/2035	2,195,585
46,860,948	Homebanc Mortgage Trust, Series 2005-3-A1	0.39%	#	07/25/2035	43,521,402
5,139,719	Homebanc Mortgage Trust, Series 2006-1-3A1	2.30%	#	04/25/2037	4,300,500
2,096,136	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	1,992,689
58,361,654	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	51,095,569
9,657,991	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.56%	#	01/25/2037	7,941,554
1,698,191	IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	1,741,425
9,514,304	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	2.73%	#	09/25/2036	8,207,866
41,591,069	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	2.62%	#	12/25/2036	36,904,171
10,418,295	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	9,200,125
7,627,006	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	6,735,210
37,803,966	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	34,723,963
14,062,590	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	5.48%	#	07/25/2037	13,111,355
905,431	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	818,008
31,974,037	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	22,742,141
7,044,195	Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	7,452,556
960,130	Jefferies & Company, Inc., Series 2010-R6-1A2	6.00%	^	09/26/2037	965,449
22,174,808	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	20,457,458
7,108,770	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	6,558,125
7,009,557	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	6,253,233
6,120,282	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	4,382,961
12,425,335	JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	11,589,458
15,608,365	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.13%	#	10/25/2036	12,252,816
5,378,572	JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	3,315,604
15,000,000	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.66%	#	11/25/2036	14,522,715
6,383,757	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.26%	#	05/25/2037	6,213,588
3,387,836	JP Morgan Mortgage Trust, Series 2005-A6-5A1	5.11%	#	08/25/2035	3,470,961
4,882,004	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	5,086,987
3,753,282	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	3,408,224
10,825,795	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	9,965,058
12,283,903	JP Morgan Mortgage Trust, Series 2006-S3-1A21	0.53%	#	08/25/2036	7,482,211
12,283,903	JP Morgan Mortgage Trust, Series 2006-S3-1A22	6.97%	# I/F I/O	08/25/2036	3,278,506
5,044,461	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	4,643,386
15,373,491	JP Morgan Mortgage Trust, Series 2006-S4-A8	0.53%	#	01/25/2037	10,379,336
15,373,491	JP Morgan Mortgage Trust, Series 2006-S4-A9	6.47%	# I/F I/O	01/25/2037	3,227,319
4,344,322	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.58%	#	04/25/2037	3,790,100
19,471,779	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	17,273,104
8,276,623	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	7,337,301
13,488,180	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	12,031,564
2,285,876	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	2,040,273
12,436,791	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	11,079,651
14,164,164	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	12,654,575
5,341,793	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	5,307,034
22,643,700	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	16,174,782
18,669,248	JP Morgan Resecuritization Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	15,248,638
4,076,625	JP Morgan Resecuritization Trust, Series 2010-8-2A3	4.50%	# ^	11/26/2034	4,081,959
5,090,796	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.38%	# ^	10/26/2036	5,091,984
6,699,386	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	5,927,288
6,721,352	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	6,103,216
10,245,633	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	9,529,771
872,460	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	798,228
4,685,923	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	4,358,545
3,489,639	Lehman Mortgage Trust, Series 2006-1-1A1	0.90%	#	02/25/2036	2,533,764
10,468,918	Lehman Mortgage Trust, Series 2006-1-1A2	4.60%	# I/F I/O	02/25/2036	1,316,514
16,089,438	Lehman Mortgage Trust, Series 2006-1-3A1	0.90%	#	02/25/2036	14,508,152
16,089,438	Lehman Mortgage Trust, Series 2006-1-3A2	4.60%	# I/F I/O	02/25/2036	2,005,090
8,095,228	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	7,778,332
6,466,909	Lehman Mortgage Trust, Series 2006-4-1A3	5.25%	# I/F I/O	08/25/2036	870,029
4,110,228	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	3,483,011
11,081,792	Lehman Mortgage Trust, Series 2006-5-2A1	0.50%	#	09/25/2036	4,956,193
23,083,252	Lehman Mortgage Trust, Series 2006-5-2A2	7.00%	# I/F I/O	09/25/2036	6,687,276
19,417,478	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	15,950,818
12,218,114	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	12,389,051
5,608,314	Lehman Mortgage Trust, Series 2006-7-2A2	0.60%	#	11/25/2036	2,464,905
17,479,549	Lehman Mortgage Trust, Series 2006-7-2A5	6.40%	# I/F I/O	11/25/2036	4,508,709
5,339,294	Lehman Mortgage Trust, Series 2006-9-1A19	29.98%	# I/F	01/25/2037	7,855,258
5,920,537	Lehman Mortgage Trust, Series 2006-9-1A5	0.75%	#	01/25/2037	3,950,253
17,595,680	Lehman Mortgage Trust, Series 2006-9-1A6	5.00%	# I/F I/O	01/25/2037	2,585,641
7,090,297	Lehman Mortgage Trust, Series 2006-9-2A1	0.53%	#	01/25/2037	3,024,714
14,817,073	Lehman Mortgage Trust, Series 2006-9-2A2	6.47%	# I/F I/O	01/25/2037	3,198,754
16,437,742	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	14,921,360
4,917,200	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	3,852,459
4,851,451	Lehman Mortgage Trust, Series 2007-4-2A11	0.48%	#	05/25/2037	1,968,716
18,091,499	Lehman Mortgage Trust, Series 2007-4-2A8	6.52%	# I/F I/O	05/25/2037	5,333,401
1,856,239	Lehman Mortgage Trust, Series 2007-4-2A9	0.48%	#	05/25/2037	969,289
21,795,474	Lehman Mortgage Trust, Series 2007-5-11A1	5.52%	#	06/25/2037	16,180,197
10,940,566	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	10,448,022
3,500,259	Lehman Mortgage Trust, Series 2007-5-4A3	39.17%	# I/F	08/25/2036	5,618,854
1,445,347	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,218,358
1,165,277	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,064,011
9,851,782	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	9,004,440
2,699,158	Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	2,423,169
15,197,899	Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	11,873,328
4,053,338	Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	3,791,200
27,507,912	Lehman XS Trust, Series 2007-1-2A1	5.64%	#	02/25/2037	25,588,355
10,033,081	Long Beach Mortgage Loan Trust, Series 2006-WL1-2A3	0.39%	#	01/25/2046	9,627,624
6,619,330	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.51%	#	03/25/2035	5,484,452
6,986,444	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.44%	#	07/25/2035	6,250,052
29,243,716	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.05%	#	11/25/2036	27,069,183
7,890,783	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.26%	#	03/25/2047	7,765,714
3,265,145	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	3,300,960
1,174,371	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	1,181,861
8,218,559	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	7,577,659
4,465,367	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	3,831,276
10,248,555	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	9,803,389
9,733,378	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	7,928,313
4,975,000	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.28%	#	12/25/2032	4,568,572
25,103,922	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3	0.32%	#	06/25/2036	20,422,844
4,079,023	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.34%	#	01/25/2036	4,017,144
425,414	MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	425,573
721,835	MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	753,184
7,326,922	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	6,549,836
1,678,276	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,682,783
2,355,166	MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.55%	#	10/25/2032	2,100,655
13,638,983	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.33%	#	10/25/2036	13,408,197
4,570,198	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	4,390,543
1,396,467	Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.08%	#	06/25/2033	1,289,713
3,471,803	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.85%	#	12/25/2035	2,931,928
8,698,432	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	8,394,418
10,137,774	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.54%	#	12/25/2035	10,206,275
1,423,464	Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.43%	#	11/25/2035	1,409,886
7,035,193	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	3,727,604
17,830,676	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	14,889,327
9,881,693	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	6,668,641
3,040,364	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,825,210
1,035,065	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	994,107
55,478,344	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.39%	#	06/25/2036	48,160,307
4,513,293	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	4,154,139
4,568,929	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	4,205,347
6,205,852	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	5,081,581
23,858,640	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.38%	#	10/25/2037	19,973,833
4,706,193	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,734,670
3,473,309	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,278,244
2,304,081	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	2,231,781
10,637,354	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	7,719,655
6,221,848	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	4,514,747
2,829,302	Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	2,883,894
7,344,113	Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	6.77%	# ^	08/26/2036	5,433,785
61,031,760	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.33%	# ^	11/26/2036	51,151,737
7,850,532	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	8,376,655
33,362,218	MSCC Heloc Trust, Series 2007-1-A	0.25%	#	12/25/2031	31,424,107
1,665,267	New York Mortgage Trust, Series 2005-2-A	0.48%	#	08/25/2035	1,572,833
17,039,083	Newcastle Mortgage Securities Trust, Series 2006-1-A3	0.33%	#	03/25/2036	16,932,538
1,169,592	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	1,191,317
20,227,267	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	11,771,662
4,110,542	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,391,415
19,484,910	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	12,391,799
4,229,058	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,723,627
2,104,848	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,216,086
21,353,072	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	11,770,262
3,904,553	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	2,274,180
19,461,193	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	11,335,989
1,035,371	Option One Mortgage Loan Trust, Series 2002-2-A	0.69%	#	06/25/2032	972,087
1,536,325	Option One Mortgage Loan Trust, Series 2004-3-M3	1.13%	#	11/25/2034	1,434,433
59,659,148	PFCA Home Equity Investment Trust, Series 2003-IFC5-A	4.08%	# ^	01/22/2035	56,866,235
62,681,479	PFCA Home Equity Investment Trust, Series 2003-IFC6-A	3.93%	# ^	04/22/2035	57,812,375
1,596,140	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,360,139
29,498,191	PHH Alternative Mortgage Trust, Series 2007-3-A2	0.34%	#	07/25/2037	26,443,093
1,005,586	Popular ABS Mortgage Pass-Through Trust, Series 2005-5-AF6	4.67%	#	11/25/2035	1,011,407
961,465	Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	966,652
4,539,917	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	4,560,551
7,053,339	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	7,011,696
354,700	RAAC Series, Series 2007-SP2-A1	0.35%	#	06/25/2047	355,066
55,150,716	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	49,497,243
1,633,642	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	1,235,801
11,071,205	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	6,772,234
21,801,457	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	13,822,364
18,290,929	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	10,131,272
9,892,336	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	5,935,926
8,943,038	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	9,385,365
1,009,244	Residential Accredit Loans, Inc., Series 2005-QS12-A11	49.48%	# I/F	08/25/2035	1,871,719
4,835,933	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	4,246,738
8,101,478	Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.85%	#	09/25/2035	5,783,823
33,216,060	Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.90%	# I/F I/O	09/25/2035	4,161,657
14,111,611	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	11,488,389
6,865,755	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	5,347,901
7,494,437	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	6,562,406
8,111,610	Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.85%	#	11/25/2035	6,036,538
8,110,207	Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.65%	# I/F I/O	11/25/2035	1,002,523
3,798,443	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	3,204,466
2,632,126	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,220,530
11,008,692	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	9,287,219
7,824,631	Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.00%	#	12/25/2035	5,496,185
7,824,631	Residential Accredit Loans, Inc., Series 2005-QS17-A4	5.00%	# I/F I/O	12/25/2035	995,426
6,295,941	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	5,311,419
3,708,881	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	3,772,617
3,210,093	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	3,055,251
2,940,320	Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.65%	#	06/25/2035	2,562,048
7,289,093	Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.85%	# I/F I/O	06/25/2035	911,592
3,038,095	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,467,723
3,320,253	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	2,541,995
8,103,530	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	6,570,439
12,267,090	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	9,769,940
6,710,930	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	5,518,149
2,445,249	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,944,875
8,694,916	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	6,915,666
2,538,143	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	2,018,783
2,742,763	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,181,509
1,085,363	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	863,264
5,810,195	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	4,610,575
32,278,928	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	25,614,362
3,432,283	Residential Accredit Loans, Inc., Series 2006-QS1-A6	41.69%	# I/F	01/25/2036	6,708,573
22,779,414	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	19,949,869
4,916,999	Residential Accredit Loans, Inc., Series 2006-QS4-A8	8.00%	# I/F	04/25/2036	4,456,852
14,553,634	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	12,373,994
18,941,393	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	15,261,573
32,847,141	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.40%	# I/F I/O	08/25/2036	4,669,123
11,018,355	Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.15%	# I/F I/O	07/25/2036	1,751,224
10,124,925	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	8,175,533
34,599,522	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.30%	# I/F I/O	01/25/2037	5,085,922
3,482,809	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,928,213
8,496,036	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	7,148,072
1,533,446	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,239,484
56,571,513	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	46,806,251
9,020,680	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	7,376,499
6,681,650	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	5,238,440
2,756,453	Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.45%	#	03/25/2037	1,761,889
9,154,810	Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.55%	# I/F I/O	03/25/2037	1,788,227
7,495,808	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	5,987,157
2,410,120	Residential Accredit Loans, Inc., Series 2007-QS6-A13	53.73%	# I/F	04/25/2037	5,500,420
10,733,409	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	8,573,139
17,105,738	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	14,146,856
1,181,439	Residential Accredit Loans, Inc., Series 2007-QS6-A77	54.57%	# I/F	04/25/2037	2,749,339
12,146,919	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	7,993,790
54,136,997	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	45,781,222
335,461	Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	344,485
2,015,212	Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	1,992,368
8,593,949	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.72%	#	07/25/2034	7,597,394
3,819,629	Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	3,646,982
437,897	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	455,321
957,056	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	938,000
2,483,279	Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	2,508,271
7,550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	7,148,408
4,717,456	Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.32%	#	09/25/2036	4,555,225
12,760,000	Residential Asset Mortgage Products, Inc., Series 2006-RX5-A3	0.40%	#	08/25/2046	10,680,605
12,300,000	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3	0.44%	#	08/25/2036	10,709,770
486,560	Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	475,645
2,874,185	Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	2,770,184
3,420,441	Residential Asset Securities Corporation, Series 2005-AHL3-A2	0.39%	#	11/25/2035	3,351,442
18,555,877	Residential Asset Securities Corporation, Series 2006-EMX5-A3	0.31%	#	07/25/2036	15,922,112
848,251	Residential Asset Securities Corporation, Series 2006-KS4-A3	0.30%	#	06/25/2036	841,767
8,620,834	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	6,797,812
6,419,335	Residential Asset Securitization Trust, Series 2005-A12-A7	4.85%	# I/F I/O	11/25/2035	887,707
5,086,566	Residential Asset Securitization Trust, Series 2005-A12-A8	0.70%	#	11/25/2035	3,975,762
19,037,965	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	16,170,695
3,926,578	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	3,630,899
8,800,624	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	8,330,266
8,913,862	Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.85%	# I/F I/O	07/25/2035	1,291,320
7,976,539	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	5,988,131
1,422,613	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,211,750
11,361,482	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	8,784,039
11,495,109	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	8,870,913
24,352,162	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	19,962,782
19,779,787	Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.60%	#	12/25/2036	7,999,875
43,651,023	Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.40%	# I/F I/O	12/25/2036	11,873,078
11,630,694	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	9,699,022
1,321,572	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,218,548
6,279,055	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	5,820,797
9,333,640	Residential Asset Securitization Trust, Series 2006-R1-A1	27.79%	# I/F	01/25/2046	15,642,666
55,789,274	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	49,121,507
1,560,641	Residential Asset Securitization Trust, Series 2007-A3-1A2	45.22%	# I/F	04/25/2037	3,433,391
27,787,270	Residential Asset Securitization Trust, Series 2007-A5-1A4	5.95%	# I/F I/O	05/25/2037	5,959,980
7,175,970	Residential Asset Securitization Trust, Series 2007-A5-1A6	0.55%	#	05/25/2037	1,750,144
13,321,703	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	11,966,033
5,838,222	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	5,244,101
21,860,080	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	20,444,334
13,356,399	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	10,241,980
26,030,894	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	19,961,063
5,001,468	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	5,055,098
7,006,992	Residential Funding Mortgage Securities Trust, Series 2005-S9-A10	6.25%		12/25/2035	6,890,438
18,081,844	Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	18,479,065
1,343,881	Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	1,343,125
23,980,804	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	21,293,683
41,982,587	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	38,887,043
7,867,716	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	7,392,223
538,657	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	506,103
12,763,536	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	11,664,659
9,608,527	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	8,934,441
8,491,692	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	7,728,510
9,566,826	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	8,707,017
17,860,171	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	16,255,006
2,790,949	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	2,540,141
8,223,312	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	7,604,935
2,613,460	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,347,363
6,976,563	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	6,266,223
57,309,757	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	52,718,730
9,728,318	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	8,931,520
49,336,761	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	45,437,776
19,627,947	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	17,855,190
8,113,974	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.99%	#	02/25/2037	7,487,316
18,425,191	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.04%	#	04/25/2037	16,312,061
72,182,974	Saxon Asset Securities Trust, Series 2006-3-A3	0.32%	#	10/25/2046	59,811,751
384,013	Sequoia Mortgage Trust, Series 2003-4-2A1	0.50%	#	07/20/2033	368,384
6,809,780	Solstice Ltd., Series 2003-3A-A2	1.33%	# ^	09/15/2033	6,578,247
24,346,484	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.30%	#	01/25/2037	23,629,456
26,485,411	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.74%	#	04/25/2037	22,672,942
14,663,215	STARM Mortgage Loan Trust, Series 2007-3-1A1	2.59%	#	06/25/2037	13,456,285
13,641,370	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.42%	#	09/25/2034	13,544,366
5,149,832	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.43%	#	02/25/2036	4,196,572
228,356	Structured Asset Securities Corporation, Series 2003-18XS-A6	4.54%	#	06/25/2033	230,249
5,572,781	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45%	#	07/25/2033	5,569,666
15,285,412	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	15,957,970
7,470,024	Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.15%	#	06/25/2034	8,736,074
3,162,571	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	3,212,988
15,177,510	Structured Asset Securities Corporation, Series 2004-22-A2	5.17%	#	01/25/2035	15,849,896
37,903,160	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	37,849,148
6,252,181	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	6,542,823
9,422,627	Structured Asset Securities Corporation, Series 2005-13-3A1	6.00%		09/25/2035	8,310,833
3,365,852	Structured Asset Securities Corporation, Series 2005-14-1A1	0.45%	#	07/25/2035	3,084,891
915,370	Structured Asset Securities Corporation, Series 2005-14-1A4	23.85%	# I/F	07/25/2035	1,361,259
57,117,423	Structured Asset Securities Corporation, Series 2005-14-4A1	5.75%		07/25/2035	56,869,819
6,038,110	Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	6,342,848
13,009,378	Structured Asset Securities Corporation, Series 2005-15-2A7	5.50%		08/25/2035	12,827,084
19,830,105	Structured Asset Securities Corporation, Series 2005-15-3A1	5.08%	#	08/25/2035	20,432,246
11,861,421	Structured Asset Securities Corporation, Series 2005-16-1A2	5.50%		09/25/2035	12,247,973
12,500,000	Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	12,162,894
3,891,233	Structured Asset Securities Corporation, Series 2005-6-4A1	5.00%		05/25/2035	3,949,683
1,794,576	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,625,967
2,964,176	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	2,409,410
1,529,821	Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.15%	#	12/25/2033	1,422,354
11,311,150	Thornburg Mortgage Securities Trust, Series 2004-4-5A	4.82%	#	12/25/2044	11,083,027
27,619,777	Thornburg Mortgage Securities Trust, Series 2007-1-A1	1.45%	#	03/25/2037	26,481,801
7,419,917	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	1.45%	#	03/25/2037	6,810,586
10,519,631	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	9,878,785
5,886,123	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	5,680,482
1,999,732	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	48.93%	# I/F	07/25/2035	3,721,929
6,475,622	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.75%	#	07/25/2035	5,336,645
2,105,868	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	1,953,285
2,101,753	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,659,488
5,377,826	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,309,904
8,797,073	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	8,115,018
4,449,185	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	4,104,230
3,780,501	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	3,487,391
4,741,240	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	3,871,246
8,596,599	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	6,667,066
15,615,041	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	12,110,199
8,839,398	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,921,671
5,626,910	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.41%	#	10/25/2036	3,938,027
19,200,886	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.34%	#	09/25/2036	17,374,229
27,770,851	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A	0.96%	#	11/25/2046	24,029,812
2,617,820	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	4.63%	#	08/25/2036	2,391,235
18,300,198	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	15,841,127
17,177,842	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	16,303,335
792,239	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.57%	# I/F	06/25/2037	1,402,907
19,805,967	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	16,678,209
37,636,043	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.38%	#	03/25/2037	35,958,153
34,357,026	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	1.99%	#	05/25/2037	31,138,494
30,220,143	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	2.58%	#	06/25/2037	26,744,222
3,764,878	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	3,407,677
16,530,747	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	14,962,360
14,253,120	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	12,900,827
23,360,150	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	21,143,809
112,437,463	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	109,037,804
15,444,702	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.50%	#	06/25/2037	10,524,777
22,752,438	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.50%	# I/F I/O	06/25/2037	4,529,726
1,618,859	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,478,114
39,800,369	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	38,244,731
15,812,942	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	15,194,877
24,444,774	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	22,476,359
15,143,818	Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	12,518,046
202,235,973	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	192,743,017
1,805,919	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	1,873,840
30,265,755	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y-3A3	2.62%	#	11/25/2034	31,186,409
68,994,564	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	71,281,838
431,407	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	23.29%	# I/F	04/25/2035	455,540
5,785,758	Wells Fargo Mortgage Backed Securities Trust, Series 2005-8-A1	5.50%		10/25/2035	6,036,770
4,546,731	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.61%	#	10/25/2035	4,374,208
12,913,630	Wells Fargo Mortgage Backed Securities Trust, Series 2006-12-A3	6.00%		10/25/2036	12,692,374
14,804,541	Wells Fargo Mortgage Backed Securities Trust, Series 2006-14-A1	6.00%		10/25/2036	14,581,296
17,965,110	Wells Fargo Mortgage Backed Securities Trust, Series 2006-15-A1	6.00%		11/25/2036	17,469,723
9,787,789	Wells Fargo Mortgage Backed Securities Trust, Series 2006-16-A2	5.00%		11/25/2036	10,145,185
191,119	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.97%	# I/F	03/25/2036	254,922
9,255,783	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	9,440,788
38,078,925	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A11	5.50%		03/25/2036	39,610,497
6,152,820	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	6,296,707
24,584	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	24,609
611,992	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	601,734
9,112,540	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.55%	#	05/25/2036	7,554,706
9,112,540	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.95%	# I/F I/O	05/25/2036	1,955,989
4,366,060	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	2,236,715
4,366,060	Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	859,621
20,077,064	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.70%	#	09/25/2036	18,937,751
10,185,836	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.61%	#	09/25/2036	9,574,085
11,459,857	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.59%	#	04/25/2036	11,397,412
4,130,785	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	4,135,420
6,752,498	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	6,464,626
4,185,851	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A14	6.00%		08/25/2037	4,190,665
8,354,524	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A36	6.00%		08/25/2037	8,364,132
5,937,438	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	5,944,136
73,297,357	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	74,778,989
44,586,600	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A1	6.00%		03/25/2037	43,828,918
2,580,364	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	2,516,589
5,811,663	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A9	6.00%		03/25/2037	5,712,902
3,460,170	Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	3,563,008
4,248,528	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A3	6.00%		04/25/2037	4,256,069
4,492,993	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A11	6.50%		04/25/2037	4,458,267
17,259,127	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A15	6.00%		04/25/2037	16,856,748
10,180,216	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A3	6.00%		04/25/2037	9,942,874
10,736,401	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A8	6.00%		04/25/2037	10,486,093
3,111,896	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.83%	# I/F	05/25/2037	4,204,185
13,597,554	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A4	6.00%		05/25/2037	13,658,200
6,497,573	Wells Fargo Mortgage Backed Securities Trust, Series 2007-6-A6	6.00%		05/25/2037	6,526,552
20,102,709	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	19,930,077
1,398,104	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	1,374,677
45,269,820	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	44,881,065
12,201,063	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	12,276,795
4,169,865	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43	0.65%	#	06/25/2037	3,570,918
11,391,982	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	11,294,154
4,822,763	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8	0.65%	#	06/25/2037	4,154,492
2,175,633	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9	38.09%	# I/F	06/25/2037	3,795,035
3,212,515	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A13	0.52%	#	07/25/2037	2,761,218
3,212,515	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.87%	# I/F	07/25/2037	5,771,958
52,203,371	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A16	6.00%		07/25/2037	52,163,488
34,834,506	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A2	6.00%		07/25/2037	34,807,893
4,924,588	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A20	6.00%		07/25/2037	4,920,825
22,040,179	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A22	6.00%		07/25/2037	22,023,340
15,312,965	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A3	6.00%		07/25/2037	15,301,465
17,870,430	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A9	6.00%		07/25/2037	18,281,263
9,499,607	Wells Fargo Mortgage Backed Securities Trust, Series 2007-9-1A5	5.50%		07/25/2037	9,814,224
89,690,939	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	90,328,731
24,617,334	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85%	# ^	08/27/2037	24,827,938
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $8,918,980,381)					9,188,750,669

US Government / Agency Mortgage Backed Obligations - 46.9%
21,384,434	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	23,171,695
104,012,949	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	108,792,554
54,034,819	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	56,519,749
54,601,773	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	57,108,482
26,922,321	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	28,159,590
105,946,486	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	110,819,786
110,528,840	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	112,687,703
31,731,833	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	32,351,678
18,156,386	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	18,991,446
53,497,175	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	55,957,696
40,956,971	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	41,756,941
54,831,716	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	60,905,309
12,942,349	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	14,324,667
34,801,969	Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	38,797,784
47,859,150	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	53,722,402
63,458,060	Federal Home Loan Mortgage Corporation, Pool G07011	6.00%		05/01/2040	71,232,344
115,173,238	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	113,783,581
36,621,313	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	36,179,466
185,801,895	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	188,853,120
172,235,913	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	170,157,748
10,869,724	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	11,560,023
14,298,219	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	15,206,266
12,389,271	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	13,176,368
10,804,362	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	11,490,828
19,160,067	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	20,140,779
15,429,023	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	16,217,279
43,256,944	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	44,115,431
61,403,204	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	62,623,307
57,551,347	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	58,696,212
6,740,649	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	6,874,223
18,972,728	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	20,714,460
1,238,204	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,315,675
4,314,922	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	4,695,403
2,500,151	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	2,653,730
81,364,066	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	79,688,206
1,383,992	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	1,462,658
149,634,974	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	146,245,803
65,482,729	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	64,395,148
8,569,160	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	9,098,019
179,799,085	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	175,913,786
12,923,839	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	14,033,757
44,834,477	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	43,738,289
14,040,014	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	15,170,285
27,001,304	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	29,455,250
22,560,435	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	24,777,178
42,141,408	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	45,539,880
3,621,137	Federal Home Loan Mortgage Corporation, Series 2990-JL	6.50%	# I/F I/O	03/15/2035	437,157
11,690,499	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.35%	# I/F I/O	07/15/2035	1,993,105
7,894,358	Federal Home Loan Mortgage Corporation, Series 3030-SL	5.95%	# I/F I/O	09/15/2035	1,293,653
2,421,749	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.58%	# I/F I/O	10/15/2035	451,203
20,747,643	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	22,521,774
5,386,832	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	5,840,667
8,183,314	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	9,019,117
2,735,676	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	2,961,473
6,129,060	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	6,833,031
9,769,669	Federal Home Loan Mortgage Corporation, Series 3203-SE	6.35%	# I/F I/O	08/15/2036	1,606,517
17,717,087	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	19,564,191
28,072,849	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	30,999,598
11,301,861	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.28%	# I/F I/O	01/15/2037	1,757,766
12,552,617	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	13,573,766
16,577,881	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.93%	# I/F I/O	02/15/2037	2,270,613
11,222,712	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	12,430,276
32,305,708	Federal Home Loan Mortgage Corporation, Series 3326-GS	6.50%	# I/F I/O	06/15/2037	4,767,195
3,102,948	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,453,603
25,115,867	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.90%	# I/F I/O	08/15/2037	3,938,309
3,285,815	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	3,688,729
9,650,949	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	10,564,962
13,334,094	Federal Home Loan Mortgage Corporation, Series 3417-SI	6.03%	# I/F I/O	02/15/2038	1,977,802
19,179,168	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.50%	# I/F I/O	03/15/2038	2,452,601
3,149,421	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.50%	# I/F I/O	03/15/2038	402,743
3,301,881	Federal Home Loan Mortgage Corporation, Series 3451-S	5.88%	# I/F I/O	02/15/2037	482,319
4,181,801	Federal Home Loan Mortgage Corporation, Series 3455-SC	5.91%	# I/F I/O	06/15/2038	485,626
2,899,914	Federal Home Loan Mortgage Corporation, Series 3473-SM	5.92%	# I/F I/O	07/15/2038	342,890
14,663,234	Federal Home Loan Mortgage Corporation, Series 3484-SE	5.70%	# I/F I/O	08/15/2038	1,884,280
11,818,630	Federal Home Loan Mortgage Corporation, Series 3519-SD	5.40%	# I/F I/O	02/15/2038	1,644,708
5,017,391	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.08%	#	06/15/2038	5,191,155
187,964	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	198,749
20,805,092	Federal Home Loan Mortgage Corporation, Series 3541-EI	6.60%	# I/F I/O	06/15/2039	3,075,767
7,008,113	Federal Home Loan Mortgage Corporation, Series 3545-SA	6.00%	# I/F I/O	06/15/2039	1,027,416
2,915,361	Federal Home Loan Mortgage Corporation, Series 3549-SA	5.65%	# I/F I/O	07/15/2039	376,487
23,164,900	Federal Home Loan Mortgage Corporation, Series 3577-LS	7.05%	# I/F I/O	08/15/2035	3,600,469
5,567,960	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.85%	# I/F I/O	10/15/2049	774,929
7,049,569	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	7,490,075
41,553,171	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.20%	# I/F I/O	12/15/2039	6,953,408
10,696,567	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.20%	# I/F I/O	03/15/2032	1,955,151
19,690,476	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	21,655,507
7,106,052	Federal Home Loan Mortgage Corporation, Series 3631-SE	6.25%	# I/F I/O	05/15/2039	567,895
25,959,228	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	28,431,117
21,497,101	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	23,694,428
43,381,936	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	47,781,775
8,184,796	Federal Home Loan Mortgage Corporation, Series 3667-SB	6.30%	# I/F I/O	05/15/2040	1,206,175
13,615,698	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	13,855,892
20,388,608	Federal Home Loan Mortgage Corporation, Series 3702-SG	5.90%	# I/F I/O	08/15/2032	3,013,524
8,687,171	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	1,481,386
3,741,293	Federal Home Loan Mortgage Corporation, Series 3712-SG	24.24%	# I/F	08/15/2040	5,720,088
17,506,435	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	19,487,760
152,933,440	Federal Home Loan Mortgage Corporation, Series 3725-CS	5.85%	# I/F I/O	05/15/2040	25,051,446
53,662,186	Federal Home Loan Mortgage Corporation, Series 3726-SA	5.90%	# I/F I/O	09/15/2040	7,760,389
98,000,000	Federal Home Loan Mortgage Corporation, Series 3738-BP	4.00%		12/15/2038	104,293,805
6,590,013	Federal Home Loan Mortgage Corporation, Series 3741-SC	9.70%	# I/F	10/15/2040	6,785,851
238,477	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.70%	# I/F	10/15/2040	239,723
40,067,174	Federal Home Loan Mortgage Corporation, Series 3752-BS	9.70%	# I/F	11/15/2040	42,189,621
1,883,625	Federal Home Loan Mortgage Corporation, Series 3758-SM	9.70%	# I/F	11/15/2040	1,874,569
14,289,758	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	16,825,169
18,900,000	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	19,855,650
18,761,630	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	18,844,162
26,113,922	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	27,101,164
24,250,000	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	25,744,236
2,689,783	Federal Home Loan Mortgage Corporation, Series 3779-SH	9.50%	# I/F	12/15/2040	2,701,400
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,511,508
15,000,000	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	15,684,607
14,957,065	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.20%	# I/F	01/15/2041	14,792,651
11,731,674	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	11,671,743
10,819,343	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	11,364,621
11,461,854	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	11,599,500
916,011	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.30%	# I/F	12/15/2040	934,902
18,040,547	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	19,782,380
12,390,226	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	12,863,105
68,440,565	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	77,662,588
18,000,000	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,096,597
15,277,557	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,283,523
12,728,858	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	13,329,113
19,123,736	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	20,757,343
35,500,000	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	35,628,421
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.74%	# I/F	02/15/2041	3,686,009
14,801,569	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	14,643,680
5,855,857	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	6,806,338
841,138	Federal Home Loan Mortgage Corporation, Series 3843-SC	12.89%	# I/F	04/15/2041	860,356
3,086,540	Federal Home Loan Mortgage Corporation, Series 3845-LS	12.89%	# I/F	03/15/2041	3,249,004
60,546,585	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	66,582,202
10,229,000	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	11,082,723
72,040,692	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	84,239,558
49,755,719	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	52,080,605
35,595,212	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	38,018,000
12,378,000	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,351,889
52,254,366	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	55,766,355
29,773,460	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	29,748,227
18,239,567	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%		06/15/2041	19,988,212
21,528,944	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.82%	# I/F I/O	07/15/2041	2,967,586
39,808,392	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	40,733,439
20,733,362	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	22,528,363
9,214,828	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	10,076,981
12,330,000	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,329,778
26,914,283	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	26,838,721
528,299	Federal Home Loan Mortgage Corporation, Series 3924-US	9.26%	# I/F	09/15/2041	523,385
8,824,389	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	8,956,905
11,123,660	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	11,386,334
16,733,897	Federal Home Loan Mortgage Corporation, Series 3946-SM	14.24%	# I/F	10/15/2041	18,679,727
7,661,404	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	7,187,802
10,000,000	Federal Home Loan Mortgage Corporation, Series 3964-VM	4.00%		11/15/2034	10,638,340
50,973,615	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	53,832,546
10,881,296	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	10,219,969
54,671,982	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	51,823,107
46,101,604	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	47,110,929
26,139,531	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%		03/15/2042	26,323,030
35,651,118	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	34,064,269
64,988,577	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	65,651,038
64,751,077	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	65,378,645
17,031,349	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	16,563,388
36,724,910	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%		08/15/2042	34,091,880
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	104,878,804
66,315,211	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	68,523,508
5,692,767	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	5,567,173
89,931,941	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	91,001,412
26,478,302	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	24,282,999
37,665,591	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%		03/15/2043	34,316,028
92,821,064	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	94,420,232
23,873,856	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	21,339,582
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,411,574
217,944,748	Federal Home Loan Mortgage Corporation, Series 4212-US	5.22%	# I/F	06/15/2043	187,505,190
96,224,374	Federal Home Loan Mortgage Corporation, Series 4223-US	5.25%	# I/F	07/15/2043	83,041,154
19,521,395	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%		09/15/2033	17,879,216
19,175,347	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	19,598,077
183,760,333	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	203,963,770
2,225,677	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	2,421,067
3,351,033	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	3,645,655
3,704,924	Federal National Mortgage Association, Series 2003-117-KS	6.95%	# I/F I/O	08/25/2033	287,019
35,584,597	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	39,427,858
9,048,638	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	9,736,529
4,812,155	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	5,228,897
21,890,934	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	23,871,998
19,500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	21,237,811
9,975,983	Federal National Mortgage Association, Series 2004-46-PJ	5.85%	# I/F I/O	03/25/2034	1,243,965
7,443,491	Federal National Mortgage Association, Series 2004-51-XP	7.55%	# I/F I/O	07/25/2034	1,584,353
5,000,000	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,578,540
6,490,587	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	6,906,721
718,720	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	775,416
2,264,137	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	2,466,199
18,755,068	Federal National Mortgage Association, Series 2005-87-SE	5.90%	# I/F I/O	10/25/2035	2,981,555
15,252,616	Federal National Mortgage Association, Series 2005-87-SG	6.55%	# I/F I/O	10/25/2035	2,716,227
11,896,383	Federal National Mortgage Association, Series 2006-101-SA	6.43%	# I/F I/O	10/25/2036	1,638,005
4,774,017	Federal National Mortgage Association, Series 2006-123-LI	6.17%	# I/F I/O	01/25/2037	789,351
6,479,466	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	7,230,679
21,711,289	Federal National Mortgage Association, Series 2006-56-SM	6.60%	# I/F I/O	07/25/2036	4,164,045
24,863,047	Federal National Mortgage Association, Series 2006-60-YI	6.42%	# I/F I/O	07/25/2036	5,422,437
3,384,618	Federal National Mortgage Association, Series 2006-93-SN	6.45%	# I/F I/O	10/25/2036	502,402
11,960,857	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	13,444,254
3,549,617	Federal National Mortgage Association, Series 2007-116-BI	6.10%	# I/F I/O	05/25/2037	460,816
21,570,259	Federal National Mortgage Association, Series 2007-14-PS	6.66%	# I/F I/O	03/25/2037	3,107,864
539,190	Federal National Mortgage Association, Series 2007-2-SH	32.09%	# I/F	08/25/2036	608,897
9,286,171	Federal National Mortgage Association, Series 2007-30-OI	6.29%	# I/F I/O	04/25/2037	1,521,355
2,888,448	Federal National Mortgage Association, Series 2007-30-SI	5.96%	# I/F I/O	04/25/2037	351,550
10,498,591	Federal National Mortgage Association, Series 2007-32-SG	5.95%	# I/F I/O	04/25/2037	1,473,100
8,909,460	Federal National Mortgage Association, Series 2007-57-SX	6.47%	# I/F I/O	10/25/2036	1,404,600
15,283,534	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	17,246,352
7,563,893	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	8,525,041
10,029,889	Federal National Mortgage Association, Series 2007-75-ID	5.72%	# I/F I/O	08/25/2037	1,285,817
1,874,201	Federal National Mortgage Association, Series 2007-93-SB	4.00%	# I/F I/O	01/25/2036	45,311
5,125,996	Federal National Mortgage Association, Series 2007-9-SD	6.50%	# I/F I/O	03/25/2037	719,130
4,527,234	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	4,923,885
13,354,381	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	14,349,329
22,551,974	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	24,503,859
6,354,557	Federal National Mortgage Association, Series 2008-48-SD	5.85%	# I/F I/O	06/25/2037	908,629
5,647,596	Federal National Mortgage Association, Series 2008-53-LI	6.00%	# I/F I/O	07/25/2038	612,563
7,167,777	Federal National Mortgage Association, Series 2008-57-SE	5.85%	# I/F I/O	02/25/2037	1,034,594
3,898,713	Federal National Mortgage Association, Series 2008-5-MS	6.10%	# I/F I/O	02/25/2038	595,709
5,268,991	Federal National Mortgage Association, Series 2008-61-SC	5.85%	# I/F I/O	07/25/2038	756,556
5,457,170	Federal National Mortgage Association, Series 2008-62-SC	5.85%	# I/F I/O	07/25/2038	794,106
7,881,782	Federal National Mortgage Association, Series 2008-65-SA	5.85%	# I/F I/O	08/25/2038	1,068,195
11,403,172	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	12,396,064
30,205,859	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	32,012,668
8,335,623	Federal National Mortgage Association, Series 2009-111-SE	6.10%	# I/F I/O	01/25/2040	957,120
2,012,918	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	2,184,714
17,945,279	Federal National Mortgage Association, Series 2009-42-SI	5.85%	# I/F I/O	06/25/2039	2,410,351
8,670,393	Federal National Mortgage Association, Series 2009-42-SX	5.85%	# I/F I/O	06/25/2039	1,228,747
8,001,604	Federal National Mortgage Association, Series 2009-47-SA	5.95%	# I/F I/O	07/25/2039	1,190,169
3,132,665	Federal National Mortgage Association, Series 2009-48-WS	5.80%	# I/F I/O	07/25/2039	445,342
17,522,705	Federal National Mortgage Association, Series 2009-49-S	6.60%	# I/F I/O	07/25/2039	3,090,772
2,977,567	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	3,136,660
5,085,594	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	5,551,363
7,212,021	Federal National Mortgage Association, Series 2009-70-SA	5.65%	# I/F I/O	09/25/2039	972,901
10,000,000	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,641,510
12,859,896	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	13,695,686
31,730,060	Federal National Mortgage Association, Series 2009-85-ES	7.08%	# I/F I/O	01/25/2036	6,721,839
39,419,912	Federal National Mortgage Association, Series 2009-85-JS	6.60%	# I/F I/O	10/25/2039	6,812,356
10,494,807	Federal National Mortgage Association, Series 2009-90-IB	5.57%	# I/F I/O	04/25/2037	1,370,218
5,591,088	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,031,163
34,495,834	Federal National Mortgage Association, Series 2010-101-SA	4.33%	# I/F I/O	09/25/2040	3,815,598
20,606,302	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	22,038,996
58,206,537	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	62,190,687
16,831,513	Federal National Mortgage Association, Series 2010-10-SA	6.20%	# I/F I/O	02/25/2040	2,268,763
9,114,225	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	9,523,408
5,217,048	Federal National Mortgage Association, Series 2010-111-S	5.80%	# I/F I/O	10/25/2050	723,663
12,740,981	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	13,367,997
10,382,272	Federal National Mortgage Association, Series 2010-117-SA	4.35%	# I/F I/O	10/25/2040	1,012,858
17,717,849	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	18,576,616
68,438,878	Federal National Mortgage Association, Series 2010-121-SD	4.35%	# I/F I/O	10/25/2040	6,595,968
242,685	Federal National Mortgage Association, Series 2010-126-SU	53.34%	# I/F	11/25/2040	879,477
178,693	Federal National Mortgage Association, Series 2010-126-SX	14.55%	# I/F	11/25/2040	244,962
12,712,137	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	13,201,567
13,087,224	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	14,198,794
88,008	Federal National Mortgage Association, Series 2010-137-VS	14.55%	# I/F	12/25/2040	114,852
6,470,000	Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,744,671
17,737,973	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	18,234,476
31,050,163	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	31,557,973
4,674,000	Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	4,868,378
32,018,453	Federal National Mortgage Association, Series 2010-16-SA	5.30%	# I/F I/O	03/25/2040	4,261,679
3,404,588	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,821,170
7,999,422	Federal National Mortgage Association, Series 2010-21-KS	4.80%	# I/F I/O	03/25/2040	862,102
3,161,010	Federal National Mortgage Association, Series 2010-2-GS	6.30%	# I/F I/O	12/25/2049	387,137
8,098,463	Federal National Mortgage Association, Series 2010-2-MS	6.10%	# I/F I/O	02/25/2050	1,203,497
14,616,314	Federal National Mortgage Association, Series 2010-31-SA	4.85%	# I/F I/O	04/25/2040	1,645,351
20,868,418	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	21,991,702
16,889,057	Federal National Mortgage Association, Series 2010-34-PS	4.78%	# I/F I/O	04/25/2040	1,885,903
3,997,170	Federal National Mortgage Association, Series 2010-35-ES	6.30%	# I/F I/O	04/25/2040	510,211
5,868,949	Federal National Mortgage Association, Series 2010-35-SV	6.30%	# I/F I/O	04/25/2040	827,433
6,264,601	Federal National Mortgage Association, Series 2010-46-MS	4.80%	# I/F I/O	05/25/2040	708,122
23,353,230	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	25,286,468
6,750,213	Federal National Mortgage Association, Series 2010-4-SK	6.08%	# I/F I/O	02/25/2040	1,059,715
4,607,212	Federal National Mortgage Association, Series 2010-58-ES	12.08%	# I/F	06/25/2040	5,283,217
17,357,373	Federal National Mortgage Association, Series 2010-59-MS	5.62%	# I/F I/O	06/25/2040	2,219,581
41,217,953	Federal National Mortgage Association, Series 2010-59-PS	6.30%	# I/F I/O	03/25/2039	5,175,203
20,472,546	Federal National Mortgage Association, Series 2010-59-SC	4.85%	# I/F I/O	01/25/2040	2,333,885
5,319,595	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	5,638,707
2,905,238	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	3,029,252
13,346,713	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	14,676,072
39,006,574	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	43,054,228
21,027,553	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	21,882,965
34,954,072	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	38,607,332
17,516,156	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	18,624,272
35,032,238	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	37,248,465
38,277,435	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	40,408,554
4,490,172	Federal National Mortgage Association, Series 2010-90-SA	5.70%	# I/F I/O	08/25/2040	526,519
6,635,389	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	7,198,631
8,668,587	Federal National Mortgage Association, Series 2010-99-SG	24.25%	# I/F	09/25/2040	13,401,701
10,021,661	Federal National Mortgage Association, Series 2010-9-DS	5.15%	# I/F I/O	02/25/2040	1,056,243
31,472,729	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	30,071,359
520,021	Federal National Mortgage Association, Series 2011-110-LS	9.80%	# I/F	11/25/2041	576,151
7,597,092	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	8,466,108
15,573,124	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	15,905,276
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	33,255,075
29,500,000	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	29,325,566
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	38,841,400
6,075,081	Federal National Mortgage Association, Series 2011-17-SA	6.32%	#I/F I/O	03/25/2041	867,578
11,000,000	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,046,244
4,744,126	Federal National Mortgage Association, Series 2011-27-BS	8.70%	#I/F	04/25/2041	4,865,878
56,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	55,377,252
17,192,781	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	17,487,319
10,000,000	Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,389,900
19,842,032	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	21,424,732
28,229,735	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	30,422,310
7,555,854	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	7,792,273
8,748,233	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,759,418
18,289,898	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	20,074,096
25,185,787	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	27,610,725
16,992,488	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	16,906,201
27,222,147	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	29,114,617
11,000,000	Federal National Mortgage Association, Series 2011-48-SC	8.90%	# I/F	06/25/2041	11,346,805
27,915,797	Federal National Mortgage Association, Series 2011-58-SA	6.40%	# I/F I/O	07/25/2041	4,046,975
6,038,368	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	6,491,104
13,969,748	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	13,858,018
16,909,078	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	17,789,103
57,580,022	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	60,088,381
12,000,000	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	13,460,190
23,120,144	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	21,968,114
21,787,531	Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	22,641,613
22,629,420	Federal National Mortgage Association, Series 2011-99-CZ	4.50%		10/25/2041	25,315,577
103,236,658	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	116,581,338
10,983,021	Federal National Mortgage Association, Series 2012-104-Z	3.50%		09/25/2042	9,898,146
18,587,095	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	19,199,642
83,318,962	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	86,586,399
46,720,494	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	45,237,142
168,792,018	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	162,211,830
115,762,927	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	114,610,796
124,902,957	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	121,507,783
16,875,875	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	19,435,203
84,571,285	Federal National Mortgage Association, Series 2012-144-PT	4.42%	#	11/25/2049	92,207,480
9,330,087	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	9,485,936
20,225,242	Federal National Mortgage Association, Series 2012-15-PZ	4.00%		03/25/2042	20,514,747
16,274,476	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	15,434,721
49,230,474	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	49,958,248
40,478,390	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	40,718,588
24,893,725	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	24,468,565
29,081,826	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	29,399,676
21,608,014	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	20,180,902
30,105,624	Federal National Mortgage Association, Series 2012-96-VZ	3.50%		09/25/2042	27,409,861
79,112,222	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	85,049,713
107,977,126	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	108,785,982
25,239,132	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	22,543,734
19,292,416	Federal National Mortgage Association, Series 2013-51-HS	5.22%	# I/F	04/25/2043	16,214,446
11,015,718	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	10,432,739
9,845,905	Federal National Mortgage Association, Series 2013-58-SC	5.77%	# I/F	06/25/2043	8,074,205
9,375,046	Federal National Mortgage Association, Series 2013-6-ZH	1.50%		02/25/2043	7,068,636
117,564,692	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	101,795,857
15,819,330	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	13,545,301
27,975,739	Federal National Mortgage Association, Series 400-S4	5.30%	# I/F I/O	11/25/2039	3,760,046
170,188,520	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	166,598,506
27,304,763	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	30,492,889
29,249,822	Federal National Mortgage Association Pass-Thru, Pool 735141	5.50%		01/01/2035	32,887,696
10,843,963	Federal National Mortgage Association Pass-Thru, Pool 735230	5.50%		02/01/2035	12,191,511
20,420,602	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	22,738,460
33,816,468	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	37,646,702
23,992,023	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	26,707,598
8,899,099	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	9,919,900
7,845,900	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	8,729,583
19,762,263	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	21,985,049
2,840,194	Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	3,020,310
926,902	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	1,030,120
3,614,449	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	4,026,460
11,176,453	Federal National Mortgage Association Pass-Thru, Pool 889509	6.00%		05/01/2038	12,579,909
24,765,878	Federal National Mortgage Association Pass-Thru, Pool 889662	6.00%		06/01/2038	27,871,972
24,363,770	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	25,939,729
3,540,716	Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	3,961,858
2,291,194	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	2,542,476
1,904,612	Federal National Mortgage Association Pass-Thru, Pool 961410	6.00%		01/01/2038	2,143,485
732,518	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	814,089
6,786,070	Federal National Mortgage Association Pass-Thru, Pool 982036	6.00%		05/01/2038	7,637,167
8,975,572	Federal National Mortgage Association Pass-Thru, Pool 985190	6.00%		08/01/2038	10,101,272
4,253,929	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	4,800,773
5,243,679	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	5,916,081
18,627,284	Federal National Mortgage Association Pass-Thru, Pool 995070	5.50%		08/01/2037	20,947,896
69,455,356	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	78,097,093
35,540,392	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	39,606,409
3,050,626	Federal National Mortgage Association Pass-Thru, Pool 995581	6.00%		01/01/2039	3,433,230
60,749,698	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	67,632,896
43,842,075	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	47,184,216
1,049,391	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	1,126,533
6,837,126	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	7,351,772
23,007,850	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	24,135,769
13,275,028	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	13,970,931
26,781,332	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	28,185,283
69,149,789	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	72,548,454
69,328,638	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	72,736,161
13,455,526	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	14,117,114
26,506,839	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	27,801,913
42,827,104	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	44,917,832
17,753,279	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	18,684,514
59,825,267	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	61,077,077
24,617,429	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	25,132,518
71,177,096	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	72,666,205
35,455,588	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	36,197,463
137,917,852	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	136,450,569
113,966,135	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	116,350,793
46,852,903	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	46,090,932
27,542,828	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	28,118,645
42,125,232	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	43,006,813
43,058,125	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	43,059,410
23,949,766	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	24,450,995
35,424,659	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	35,425,721
37,086,406	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	37,862,620
114,501,207	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	116,897,664
23,988,614	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	24,487,776
1,305,504	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	1,430,565
68,289,399	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	76,634,465
30,191,949	Federal National Mortgage Association Pass-Thru, Pool AD0500	5.50%		09/01/2036	33,955,046
1,609,123	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	1,760,921
3,338,859	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	3,714,273
481,175	Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	527,347
2,325,950	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	2,589,383
4,682,818	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	5,026,957
19,383,541	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	20,383,434
4,765,236	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	5,127,930
24,105,720	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	25,834,588
3,793,466	Federal National Mortgage Association Pass-Thru, Pool AI8889	4.00%		08/01/2041	3,989,944
18,447,291	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	19,408,942
5,524,863	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	5,813,386
7,409,620	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	7,795,712
25,741,807	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	27,083,273
12,240,120	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	12,879,127
6,736,587	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	7,088,875
82,436,182	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	86,693,591
21,221,938	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	22,330,725
5,957,637	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	6,268,508
37,020,245	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	37,764,000
9,424,819	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	9,915,954
70,038,126	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	73,468,808
21,839,197	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	22,971,664
15,593,186	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	16,405,140
18,430,048	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	19,389,414
26,343,546	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	27,712,446
4,119,796	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	4,421,892
22,150,716	Federal National Mortgage Association Pass-Thru, Pool AL1485	6.00%		01/01/2040	24,999,301
11,159,643	Federal National Mortgage Association Pass-Thru, Pool AL1548	6.00%		07/01/2039	12,604,128
22,041,936	Federal National Mortgage Association Pass-Thru, Pool AL1554	6.00%		01/01/2040	24,832,574
44,394,189	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	49,962,032
62,686,312	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	70,561,738
19,502,493	Federal National Mortgage Association Pass-Thru, Pool AL1745	6.00%		03/01/2040	21,948,462
21,616,989	Federal National Mortgage Association Pass-Thru, Pool AL1793	6.00%		01/01/2041	24,348,566
139,025,618	Federal National Mortgage Association Pass-Thru, Pool AL3038	3.00%		01/01/2033	141,934,981
182,150,235	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	179,187,873
91,602,222	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	90,114,217
11,283,809	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	12,098,583
18,929,684	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	20,143,879
77,080,248	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	81,077,136
126,728,820	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	129,279,031
121,557,309	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	124,003,443
6,646,635	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	7,245,300
135,972	Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	140,413
26,421,838	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	28,948,943
5,994,071	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	6,581,476
515,491	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	563,109
2,059,173	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	2,189,261
1,573,253	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	1,722,742
6,588,418	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	7,004,883
2,827,719	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	3,006,657
8,007,099	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	8,617,287
17,260,458	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	18,352,936
20,639,435	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	21,946,046
1,600,160	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	1,721,918
40,073,194	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	43,120,494
18,694,372	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	19,669,532
269,663,460	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	282,888,970
114,411,014	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	120,030,357
132,850,024	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	139,381,335
64,582,288	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	67,755,643
20,121,368	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	20,524,437
86,103,374	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	90,309,048
12,332,216	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	12,580,377
188,421,269	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	197,627,496
28,394,145	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	28,965,545
28,411,072	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	29,880,634
111,944,467	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	117,414,248
266,252,235	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	271,610,260
309,387,966	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	315,613,996
73,279,553	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	76,860,128
84,866,699	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	86,574,531
14,561,472	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	15,272,998
190,921,557	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	194,763,658
434,471,794	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	443,562,804
11,660,251	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	11,894,905
330,450,976	Federal National Mortgage Association Pass-Thru, Pool MA1275	3.00%		12/01/2032	337,365,683
44,515,572	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	45,447,159
174,183,815	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	177,829,125
106,119,161	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	108,340,041
191,377,365	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	195,376,390
23,624,122	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	24,117,461
21,238,742	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	22,862,987
14,700,000	Government National Mortgage Association, Series 2003-67-SP	6.95%	# I/F I/O	08/20/2033	4,891,994
13,710,884	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	15,075,330
6,182,186	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	6,961,008
6,489,797	Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	6,943,035
14,139,222	Government National Mortgage Association, Series 2004-83-CS	5.93%	# I/F I/O	10/20/2034	2,145,730
3,173,028	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,569,234
20,767,926	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	22,907,842
933,332	Government National Mortgage Association, Series 2006-24-CX	38.84%	# I/F	05/20/2036	1,996,980
22,138,243	Government National Mortgage Association, Series 2007-26-SJ	4.54%	# I/F I/O	04/20/2037	2,066,198
10,416,081	Government National Mortgage Association, Series 2008-2-SM	6.35%	# I/F I/O	01/16/2038	1,927,094
18,394,181	Government National Mortgage Association, Series 2008-42-AI	7.54%	# I/F I/O	05/16/2038	3,706,950
8,957,533	Government National Mortgage Association, Series 2008-43-SH	6.18%	# I/F I/O	05/20/2038	1,284,741
10,387,197	Government National Mortgage Association, Series 2008-51-SC	6.10%	# I/F I/O	06/20/2038	1,568,533
6,156,804	Government National Mortgage Association, Series 2008-51-SE	6.10%	# I/F I/O	06/16/2038	938,815
4,035,963	Government National Mortgage Association, Series 2008-82-SM	5.90%	# I/F I/O	09/20/2038	613,290
6,546,543	Government National Mortgage Association, Series 2008-83-SD	6.41%	# I/F I/O	11/16/2036	1,136,229
14,743,037	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	16,088,634
12,301,382	Government National Mortgage Association, Series 2009-10-NS	6.50%	# I/F I/O	02/16/2039	2,299,663
6,934,800	Government National Mortgage Association, Series 2009-24-SN	5.95%	# I/F I/O	09/20/2038	896,379
17,561,171	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	18,552,771
69,106,953	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	74,733,675
6,130	Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	6,663
11,982,985	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	13,236,208
3,195,906	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	3,425,249
9,804,583	Government National Mortgage Association, Series 2009-69-TS	6.05%	# I/F I/O	04/16/2039	1,288,580
9,902,545	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	10,617,731
13,958,587	Government National Mortgage Association, Series 2009-87-IG	6.59%	# I/F I/O	03/20/2037	1,812,705
77,951,901	Government National Mortgage Association, Series 2010-106-PS	5.90%	# I/F I/O	03/20/2040	12,481,425
1,047,800	Government National Mortgage Association, Series 2010-166-SJ	9.50%	# I/F	12/20/2040	1,053,676
25,644,393	Government National Mortgage Association, Series 2010-1-SA	5.60%	# I/F I/O	01/16/2040	3,189,521
3,117,090	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,343,854
81,183,179	Government National Mortgage Association, Series 2010-26-QS	6.10%	#I/F I/O	02/20/2040	15,632,625
12,767,000	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	13,854,710
18,721,439	Government National Mortgage Association, Series 2010-42-ES	5.53%	#I/F I/O	04/20/2040	3,076,341
5,857,421	Government National Mortgage Association, Series 2010-61-AS	6.40%	#I/F I/O	09/20/2039	819,370
54,812,083	Government National Mortgage Association, Series 2010-62-SB	5.60%	#I/F I/O	05/20/2040	8,601,309
8,294,429	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	9,420,796
1,932,227	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	1,452,991
7,833,334	Government National Mortgage Association, Series 2011-18-SN	9.19%	# I/F	12/20/2040	8,481,555
8,333,334	Government National Mortgage Association, Series 2011-18-YS	9.19%	# I/F	12/20/2040	9,053,667
11,528,458	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	12,381,984
9,802,818	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	8,250,302
78,029,600	Government National Mortgage Association, Series 2011-69-SB	5.20%	#I/F I/O	05/20/2041	10,420,346
23,966,555	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	25,818,762
29,383,227	Government National Mortgage Association, Series 2011-72-AS	5.23%	#I/F I/O	05/20/2041	4,119,640
27,549,626	Government National Mortgage Association, Series 2011-72-DO	0.00%	P/O	03/16/2033	27,182,469
20,572,905	Government National Mortgage Association, Series 2011-72-SK	6.00%	#I/F I/O	05/20/2041	3,488,091
25,489,112	Government National Mortgage Association, Series 2012-105-SE	6.05%	#I/F I/O	01/20/2041	3,717,536
37,365,462	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	35,966,929
17,213,610	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	13,220,216
86,945,021	Government National Mortgage Association, Series 2014-39-SK	6.05%	# I/F I/O	03/20/2044	14,617,753
60,259,094	Government National Mortgage Association, Series 2014-59-DS	6.10%	# I/F I/O	04/16/2044	9,960,226
Total US Government / Agency Mortgage Backed Obligations (Cost $15,511,589,321)					15,757,242,196

US Government Bonds and Notes - 5.8%
1,325,000,000	United States Treasury Notes	1.63%		11/15/2022	1,252,435,050
700,000,000	United States Treasury Notes	2.00%		02/15/2023	679,765,800
Total US Government Bonds and Notes (Cost $1,993,414,737)					1,932,200,850

Short Term Investments - 11.0%
299,696,614	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		299,696,614
30,000,000	Federal Home Loan Banks	0.14%		10/16/2014	30,006,899
100,000,000	Federal Home Loan Banks	0.08%		10/23/2014	100,003,100
100,000,000	Federal Home Loan Banks	0.08%		12/03/2014	100,003,000
100,000,000	Federal Home Loan Banks	0.09%		02/19/2015	99,978,000
100,000,000	Federal Home Loan Banks	0.10%		03/30/2015	99,970,100
100,000,000	Federal Home Loan Banks	0.13%		05/29/2015	99,985,700
80,000,000	Federal Home Loan Discount Note	0.00%		07/02/2014	79,999,889
150,000,000	Federal Home Loan Discount Note	0.00%		07/09/2014	149,998,337
100,000,000	Federal Home Loan Discount Note	0.00%		07/14/2014	99,998,556
100,000,000	Federal Home Loan Discount Note	0.00%		07/18/2014	99,997,791
125,000,000	Federal Home Loan Discount Note	0.00%		07/23/2014	124,996,009
100,000,000	Federal Home Loan Discount Note	0.00%		07/28/2014	99,997,000
200,000,000	Federal Home Loan Discount Note	0.00%		07/30/2014	199,990,737
200,000,000	Federal Home Loan Discount Note	0.00%		08/01/2014	199,990,528
100,000,000	Federal Home Loan Discount Note	0.00%		08/04/2014	99,993,389
110,000,000	Federal Home Loan Discount Note	0.00%		08/06/2014	109,993,600
100,000,000	Federal Home Loan Discount Note	0.00%		08/08/2014	99,994,722
50,000,000	Federal Home Loan Discount Note	0.00%		08/15/2014	49,995,625
100,000,000	Federal Home Loan Discount Note	0.00%		08/22/2014	99,991,965
100,000,000	Federal Home Loan Discount Note	0.00%		08/25/2014	99,990,069
50,000,000	Federal Home Loan Discount Note	0.00%		08/28/2014	49,995,167
100,000,000	Federal Home Loan Discount Note	0.00%		08/29/2014	99,989,348
100,000,000	Federal Home Loan Discount Note	0.00%		09/03/2014	99,994,700
200,000,000	Federal Home Loan Discount Note	0.00%		09/19/2014	199,986,600
100,000,000	Federal Home Loan Discount Note	0.00%		09/24/2014	99,992,900
100,000,000	Federal Home Loan Discount Note	0.00%		09/29/2014	99,992,500
299,696,614	Fidelity Institutional Government Portfolio	0.01%	♦		299,696,614
299,696,614	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		299,696,614
Total Short Term Investments (Cost $3,693,851,960)					3,693,916,073

Total Investments - 100.6% (Cost $33,283,851,786)					33,752,878,387
Liabilities in Excess of Other Assets - (0.6)%					(186,084,910)
NET ASSETS - 100.0%					$ 33,566,793,477

#	Variable rate security. Rate disclosed as of June 30, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by DoubleLine Capital LP (the “Adviser”), unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At June 30, 2014, the value of these securities amounted to $3,458,284,290 or 10.3% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
P/O	Principal only security
♦	Seven-day yield as of June 30, 2014

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$33,418,196,025
Gross Tax Unrealized Appreciation	1,015,171,771
Gross Tax Unrealized Depreciation	(680,489,409)
Net Tax Unrealized Appreciation (Depreciation)	$334,682,362

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

DoubleLine Core Fixed Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 4.1%
1,000,000	ALM Loan Funding, Series 2011-4A-C	2.98%	# ^	07/18/2022	1,000,685
1,500,000	Apidos Ltd., Series 2013-16A-B	3.03%	# ^	01/19/2025	1,485,142
2,000,000	Apidos Ltd., Series 2014-18A-C	3.88%	# ^	07/22/2026	1,939,400
1,000,000	Apidos Ltd., Series 2014-18A-D	5.43%	# ^	07/22/2026	941,400
1,500,000	ARES Ltd., Series 2012-2A-D	4.93%	# ^	10/12/2023	1,505,406
2,000,000	ARES Ltd., Series 2013-1A-D	3.98%	# ^	04/15/2025	1,945,568
1,500,000	Babson Ltd., Series 2012-1A-C	4.23%	# ^	04/15/2022	1,494,099
1,500,000	BlueMountain Ltd., Series 2012-1A-E	5.73%	# ^	07/20/2023	1,469,979
1,250,000	Brookside Mill Ltd., Series 2013-1A-C1	2.93%	# ^	04/17/2025	1,224,284
2,250,000	Brookside Mill Ltd., Series 2013-1A-D	3.28%	# ^	04/17/2025	2,107,096
1,250,000	Brookside Mill Ltd., Series 2013-1A-E	4.63%	# ^	04/17/2025	1,135,949
2,000,000	Cent Ltd., Series 2013-18A-D	3.68%	# ^	07/23/2025	1,910,396
1,500,000	Cent Ltd., Series 2013-18A-E	4.83%	# ^	07/23/2025	1,365,615
1,500,000	Chatham Light Ltd., Series 2005-2A-C	1.92%	# ^	08/03/2019	1,492,465
2,000,000	Dryden Senior Loan Fund, Series 2012-24A-D	4.97%	# ^	11/15/2023	2,009,604
950,000	Dryden Senior Loan Fund, Series 2012-25A-E	5.73%	# ^	01/15/2025	918,944
2,000,000	Dryden Senior Loan Fund, Series 2013-28A-B1L	3.42%	# ^	08/15/2025	1,889,734
1,000,000	Emerson Park Ltd., Series 2013-1A-C1	2.98%	# ^	07/15/2025	987,550
2,000,000	Flatiron Ltd., Series 2014-1A-B	3.08%	# ^	07/17/2026	1,969,200
2,000,000	Flatiron Ltd., Series 2014-1A-C	3.53%	# ^	07/17/2026	1,894,200
2,000,000	Four Corners Ltd., Series 2006-3A-D	1.73%	# ^	07/22/2020	1,938,946
1,000,000	Galaxy Ltd., Series 2013-15A-B	2.08%	# ^	04/15/2025	984,550
1,000,000	Galaxy Ltd., Series 2013-15A-C	2.83%	# ^	04/15/2025	979,938
1,000,000	Galaxy Ltd., Series 2013-15A-D	3.63%	# ^	04/15/2025	964,784
250,000	GLG Ore Hill Ltd., Series 2013-1A-A	1.35%	# ^	07/15/2025	245,704
760,000	GoldenTree Loan Opportunities Ltd., Series 2007-4A-D	4.48%	# ^	08/18/2022	756,873
2,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.43%	# ^	04/17/2022	2,002,460
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-C	3.28%	# ^	04/18/2026	1,981,884
2,000,000	ING Ltd., Series 2013-3A-B	2.94%	# ^	01/18/2026	1,957,788
2,000,000	LCM LP, Series 11A-D2	4.18%	# ^	04/19/2022	2,004,162
1,000,000	LCM LP, Series 12A-E	5.98%	# ^	10/19/2022	987,549
2,000,000	LCM LP, Series 14A-D	3.73%	# ^	07/15/2025	1,919,906
2,250,000	LCM LP, Series 15A-C	3.33%	# ^	08/25/2024	2,252,947
1,000,000	LCM LP, Series 16A-D	3.86%	# ^	07/15/2026	965,292
1,000,000	LCM LP, Series 4X-D	2.08%	#	07/12/2017	999,881
2,000,000	Madison Park Funding Ltd., Series 2012-9X-C1	3.82%	#	08/15/2022	2,002,426
1,000,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	# ^	01/19/2025	963,110
1,000,000	Madison Park Funding Ltd., Series 2014-13X E	5.23%	#	01/19/2025	937,420
1,500,000	Magnetite Ltd., Series 2012-7A-D	5.48%	# ^	01/15/2025	1,439,598
1,500,000	Nomad Ltd., Series 2013-1A-B	3.18%	# ^	01/15/2025	1,495,333
1,500,000	Nomad Ltd., Series 2013-1A-C	3.73%	# ^	01/15/2025	1,443,965
1,000,000	North End Ltd., Series 2013-1A-D	3.73%	# ^	07/17/2025	955,430
2,000,000	OCP Ltd., Series 2013-3A-B	2.98%	# ^	01/17/2025	1,954,252
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.58%	# ^	07/17/2025	1,911,670
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.73%	# ^	07/17/2025	1,819,180
2,000,000	OHA Intrepid Leverage Loan Fund Ltd., Series 2011-1AR-DR	3.28%	# ^	04/20/2021	2,001,074
1,000,000	Race Point Ltd., Series 2013-8A-B	2.13%	# ^	02/20/2025	980,805
500,000	Saturn Ltd., Series 2007-1A-D	4.22%	# ^	05/13/2022	463,823
500,000	Venture Ltd., Series 2012-10A-C	3.48%	# ^	07/20/2022	498,855
2,000,000	Venture Ltd., Series 2012-10A-D	4.43%	# ^	07/20/2022	1,975,600
2,000,000	WhiteHorse Ltd., Series 2006-1A-B1L	2.08%	# ^	05/01/2018	1,987,882
3,000,000	Wind River Ltd., Series 2013-1A-C	3.63%	# ^	04/20/2025	2,837,418
Total Collateralized Loan Obligations (Cost $77,383,556)					77,297,221

Foreign Corporate Bonds - 17.7%
1,600,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	1,776,000
1,300,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	1,339,000
500,000	Aeropuertos Dominicanos	9.75%	^	11/13/2019	480,000
1,300,000	Aeropuertos Dominicanos	9.75%		11/13/2019	1,248,000
4,300,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	4,676,250
700,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	761,250
1,200,000	AES El Salvador Trust	6.75%		03/28/2023	1,239,000
3,500,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	3,666,250
1,450,000	Agromercantil Senior Trust	6.25%		04/10/2019	1,518,875
1,700,000	Ajecorp B.V.	6.50%		05/14/2022	1,572,500
2,500,000	Alfa Bond Issuance	7.50%		09/26/2019	2,615,625
5,100,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	5,755,931
1,500,000	Automotores Gildemeister S.A.	8.25%		05/24/2021	1,031,250
1,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	1,074,700
2,600,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	2,794,220
1,500,000	B Communications Ltd.	7.38%	^	02/15/2021	1,620,000
2,600,000	Banco Davivienda S.A.	5.88%		07/09/2022	2,661,750
2,500,000	Banco de Bogota S.A.	5.38%	^	02/19/2023	2,600,000
4,100,000	Banco de Bogota S.A.	5.38%		02/19/2023	4,264,000
3,400,000	Banco de Costa Rica	5.25%		08/12/2018	3,493,500
1,000,000	Banco de Credito del Peru	6.13%	# ^	04/24/2027	1,070,000
1,000,000	Banco de Credito del Peru	6.13%	#	04/24/2027	1,070,000
2,500,000	Banco do Brasil S.A.	8.50%	# †	10/20/2020	2,812,500
4,500,000	Banco do Brasil S.A.	9.00%	# ^ †	06/18/2024	4,460,625
2,500,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	2,712,500
2,000,000	Banco Inbursa S.A.	4.13%	^	06/06/2024	1,959,000
2,000,000	Banco International del Peru S.A.A.	6.63%	# ^	03/19/2029	2,135,000
1,695,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	1,883,145
2,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	2,055,000
1,100,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	1,133,000
400,000	Banco Regional SAECA	8.13%	^	01/24/2019	442,000
1,600,000	Banco Regional SAECA	8.13%		01/24/2019	1,768,000
5,300,000	Bancolombia S.A.	6.13%		07/26/2020	5,763,750
5,250,000	Bank Of Montreal	1.40%		09/11/2017	5,268,522
1,250,000	Bantrab Senior Trust	9.00%		11/14/2020	1,309,375
3,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	3,180,000
2,307,000	BP Capital Markets PLC	4.75%		03/10/2019	2,590,129
525,000	BP Capital Markets PLC	2.50%		11/06/2022	501,954
1,000,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	1,049,380
3,300,000	Braskem America Finance Company	7.13%		07/22/2041	3,403,290
800,000	Braskem Finance Ltd.	6.45%		02/03/2024	857,000
4,488,000	British Telecommunications PLC	5.95%		01/15/2018	5,137,441
1,500,000	Camposol S.A.	9.88%	^	02/02/2017	1,578,750
650,000	Camposol S.A.	9.88%		02/02/2017	684,125
200,000	Cementos Progreso Trust	7.13%	^	11/06/2023	216,500
3,500,000	Cementos Progreso Trust	7.13%		11/06/2023	3,788,750
5,600,000	Cencosud S.A.	4.88%	^	01/20/2023	5,689,902
1,400,000	Cencosud S.A.	4.88%		01/20/2023	1,422,476
4,000,000	Cia Minera Milpo S.A.A.	4.63%	^	03/28/2023	3,960,000
500,000	Columbus International, Inc.	7.38%	^	03/30/2021	540,625
4,000,000	Columbus International, Inc.	7.38%		03/30/2021	4,325,000
5,000,000	Comcel Trust	6.88%	^	02/06/2024	5,412,500
1,000,000	Comcel Trust	6.88%		02/06/2024	1,082,500
3,500,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	3,486,143
2,800,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	2,646,000
2,444,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	2,407,340
800,000	Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	788,000
1,300,000	Cosan Luxembourg S.A.	5.00%		03/14/2023	1,244,750
700,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	736,050
3,500,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	3,788,750
3,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	3,098,655
3,005,000	Diageo Capital PLC	1.50%		05/11/2017	3,041,523
500,000	Digicel Ltd.	7.00%		02/15/2020	530,000
200,000	Digicel Ltd.	7.13%		04/01/2022	209,000
3,900,000	Digicel Ltd.	7.13%	^	04/01/2022	4,075,500
450,000	Ecopetrol S.A.	5.88%		05/28/2045	467,676
928,141	ENA Norte Trust	4.95%		04/25/2023	958,770
2,100,000	ESAL GmbH	6.25%		02/05/2023	2,068,500
4,400,000	ESAL GmbH	6.25%	^	02/05/2023	4,334,000
5,100,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	5,342,250
2,000,000	Ferreycorp S.A.A.	4.88%	^	04/26/2020	2,050,000
2,745,000	Freeport-McMoRan Copper & Gold, Inc.	3.10%		03/15/2020	2,775,744
4,400,000	Fresnillo PLC	5.50%	^	11/13/2023	4,620,000
1,600,000	Fresnillo PLC	5.50%		11/13/2023	1,680,000
3,200,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	3,172,000
4,300,000	Grupo Aval Ltd.	4.75%		09/26/2022	4,262,375
1,800,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	1,989,000
400,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	426,000
4,000,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	4,280,000
2,400,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	2,520,000
2,200,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	2,310,000
2,178,074	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	2,602,798
2,200,000	Industrial Senior Trust	5.50%	^	11/01/2022	2,211,000
4,800,000	Industrial Senior Trust	5.50%		11/01/2022	4,824,000
1,100,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,229,250
400,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	447,000
2,700,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,943,000
2,300,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	2,507,000
1,070,000	Intelsat S.A.	7.75%		06/01/2021	1,136,875
500,000	Ixe Banco S.A.	9.25%		10/14/2020	595,625
200,000	JBS Investments GmbH	7.25%	^	04/03/2024	207,500
5,250,000	Korea Development Bank	4.38%		08/10/2015	5,464,588
1,250,000	Maestro Peru S.A.	6.75%		09/26/2019	1,200,000
1,600,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	1,592,000
2,900,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	2,940,600
2,850,000	Metalsa S.A. de C.V.	4.90%		04/24/2023	2,778,750
2,000,000	Mexichem S.A.B. de C.V.	6.75%		09/19/2042	2,145,000
2,747,000	Mexico Generadora de Energia	5.50%		12/06/2032	2,815,675
3,000,000	Millicom International Cellular S.A.	4.75%		05/22/2020	3,015,000
3,500,000	Millicom International Cellular S.A.	6.63%		10/15/2021	3,780,000
3,500,000	Minerva Luxembourg S.A.	8.75%	# ^ †	04/03/2019	3,692,500
300,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	321,750
1,300,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	1,394,250
2,800,000	Minsur S.A.	6.25%	^	02/07/2024	3,059,000
1,000,000	Nakilat, Inc.	6.07%		12/31/2033	1,106,155
1,990,938	Nakilat, Inc.	6.27%		12/31/2033	2,207,453
5,300,000	OAS Financial Ltd.	8.88%	# ^ †	04/25/2018	5,286,750
1,500,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	1,554,375
1,700,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	1,844,500
2,000,000	Office Cherifien des Phosphates	5.63%	^	04/25/2024	2,102,500
3,115,000	Orange S.A.	2.75%		09/14/2016	3,233,339
4,000,000	Oversea-Chinese Banking Coporation	4.00%	# ^	10/15/2024	4,074,796
3,075,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	3,067,312
1,500,000	Pacific Rubiales Energy Corporation	5.13%	^	03/28/2023	1,496,250
1,800,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	1,674,000
1,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	930,000
5,200,000	Petroleos Mexicanos	6.63%		06/15/2035	6,149,000
1,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	1,081,453
2,960,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	2,911,900
2,800,000	Rio Oil Finance Trust	6.25%	^	07/06/2024	2,945,057
3,108,000	Royal KPN N.V.	8.38%		10/01/2030	4,415,327
500,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	481,250
1,000,000	SMU S.A.	7.75%	^	02/08/2020	760,000
2,150,000	Southern Copper Corporation	6.75%		04/16/2040	2,359,208
3,800,000	Southern Copper Corporation	5.25%		11/08/2042	3,512,557
4,700,000	SUAM Finance B.V.	4.88%	^	04/17/2024	4,805,750
500,000	SUAM Finance B.V.	4.88%		04/17/2024	511,250
200,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	215,500
1,500,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	1,616,250
2,830,000	Teva Pharmaceutical Finance Company B.V.	2.95%		12/18/2022	2,726,730
2,680,000	TransCanada PipeLines Ltd.	4.63%		03/01/2034	2,851,780
1,700,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	1,836,000
3,100,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	3,371,250
3,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	3,031,890
2,500,000	Vedanta Resources PLC	8.25%		06/07/2021	2,810,937
2,200,000	Vedanta Resources PLC	7.13%	^	05/31/2023	2,326,500
3,200,000	VimpelCom Holdings B.V.	5.95%	^	02/13/2023	3,180,000
1,000,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	1,002,500
Total Foreign Corporate Bonds (Cost $323,681,872)					333,141,546

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.6%
5,240,000	Corporacion Andina de Fomento	3.75%		01/15/2016	5,476,439
1,000,000	Costa Rica Government International Bond	7.00%	^	04/04/2044	1,042,500
4,170,000	United Mexican States	4.00%		10/02/2023	4,387,883
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $10,485,715)					10,906,822

Non-Agency Commercial Mortgage Backed Obligations - 7.3%
500,000	BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN-B	1.75%	# ^	08/15/2029	500,367
1,400,000	BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN-D	2.85%	# ^	08/15/2029	1,401,989
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	# ^	06/15/2028	1,987,200
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01%	#	02/13/2042	1,029,080
2,902,000	CD Commercial Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	3,156,716
4,800,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	5,071,716
96,115,083	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.30%	# ^ I/O	11/15/2044	84,677
2,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7-AM	6.34%	#	12/10/2049	2,247,508
11,730,162	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	2.39%	# ^ I/O	09/10/2045	1,280,582
2,602,680	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	2,689,569
4,843,729	Commercial Mortgage Pass-Through Certificates, Series 2002-LC4-XA	2.66%	# ^ I/O	12/10/2044	615,384
2,500,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	2,720,356
2,835,667	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	2.46%	# ^ I/O	07/10/2046	89,979
29,386,778	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.34%	# I/O	10/15/2045	3,539,681
2,370,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR15-D	4.92%	# ^	02/10/2047	2,319,839
737,755	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75%	# ^	11/15/2030	764,435
62,357	Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	62,448
2,455,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	2,569,069
4,380,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.98%	#	06/15/2038	4,742,660
1,875,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	2,019,189
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	2,714,505
1,258,686	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.32%	# ^	10/15/2021	1,256,403
2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.05%	#	09/15/2039	2,740,045
3,800,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR2-IQB	5.69%	# ^	04/16/2049	4,086,263
1,000,000	DBRR Trust, Series 2011-C32-A3B	5.93%	# ^	06/17/2049	1,079,927
2,500,000	DBRR Trust, Series 2012-EZ1-B	1.39%	^	09/25/2045	2,499,750
5,760,705	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.60%	# ^ I/O	07/10/2044	298,644
1,000,000	Extended Stay America Trust, Series 2013-ESFL-DFL	3.29%	# ^	12/05/2031	1,005,445
675,926	Extended Stay America Trust, Series 2013-ESHM-M	7.63%	^	12/05/2019	691,066
1,000,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11%	#	05/10/2043	1,027,457
794,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AM	5.29%	#	11/10/2045	834,408
1,900,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.26%	#	12/10/2049	1,989,246
3,500,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	3,874,239
4,000,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AMFX	5.48%		03/10/2039	4,315,338
1,600,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.75%	#	04/10/2038	1,668,670
14,035,253	GS Mortgage Securities Corporation, Series 2006-GG6-XC	0.16%	# ^ I/O	04/10/2038	9,698
4,812,345	GS Mortgage Securities Corporation, Series 2011-GC5-XA	1.87%	# ^ I/O	08/10/2044	316,378
5,788,592	GS Mortgage Securities Corporation, Series 2012-GC6-XA	2.33%	# ^ I/O	01/10/2045	664,779
491,830	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	491,906
3,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-B	5.14%	#	09/12/2037	2,974,962
36,429,595	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.73%	# I/O	05/15/2045	375,626
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	2,642,925
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-AMFX	5.40%		06/12/2047	1,093,618
4,450,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89%	#	02/12/2049	4,854,044
3,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LD12-AM	6.22%	#	02/15/2051	4,212,514
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	# ^ I/O	12/05/2027	235,999
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-RR2-GEB	5.54%	^	12/13/2049	1,065,778
12,162,799	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-C4-XA	1.67%	# ^ I/O	07/15/2046	607,240
33,402,100	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	2.30%	# I/O	10/15/2045	3,671,342
8,704,105	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	2.16%	# I/O	06/15/2045	817,433
3,000,000	LB Commercial Mortgage Trust, Series 2007-C3-AMFL	6.09%	# ^	07/15/2044	3,363,680
250,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3-AM	4.79%		07/15/2040	257,844
9,411,198	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.85%	# ^ I/O	11/15/2038	128,350
7,589,994	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.85%	# ^ I/O	11/15/2038	103,512
2,100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	2,194,941
3,050,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.86%	#	05/12/2039	3,116,185
1,600,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	1,649,354
213,033	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.27%	#	12/12/2049	212,653
4,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5-AM	5.42%		08/12/2048	4,296,774
2,926,792	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	2.03%	# ^ I/O	08/15/2045	263,429
2,975,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14-D	5.00%	# ^	02/15/2047	2,886,329
4,000,000	Morgan Stanley Capital, Inc., Series 2006-HQ8-AJ	5.68%	#	03/12/2044	4,191,056
43,420	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.40%	#	04/12/2049	42,907
3,700,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AM	5.41%		03/15/2044	4,036,467
29,023,109	Morgan Stanley Capital, Inc., Series 2011-C1-XA	1.09%	# ^ I/O	09/15/2047	585,077
137,089	SMA Issuer LLC, Series 2012-LV1-A	3.50%	^	08/20/2025	137,144
1,000,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.56%	#	08/15/2039	1,060,692
14,557,524	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	2.32%	# ^ I/O	08/10/2049	1,715,539
94,644,542	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-XC	0.45%	# ^ I/O	07/15/2045	575,344
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	2,569,040
16,379,892	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.53%	# I/O	11/15/2048	146,862
1,900,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	1,970,782
3,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AM	6.14%	#	02/15/2051	3,908,767
2,500,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.14%	#	02/15/2051	2,546,630
19,383,687	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.39%	# ^ I/O	11/15/2045	2,321,962
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $137,875,036)					137,289,412

Non-Agency Residential Collateralized Mortgage Obligations - 12.8%
855,304	ACE Securities Corporation, Series 2006-NC1-A2C	0.35%	#	12/25/2035	852,936
99,916	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.81%	# ^	11/25/2037	84,126
4,000,000	American General Mortgage Loan Trust, Series 2010-1-A3	5.65%	# ^	03/25/2058	4,122,400
2,842,591	Banc of America Funding Corporation, Series 2005-G-A3	4.86%	#	10/20/2035	2,775,849
1,654,623	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	1,691,278
1,010,319	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	1,003,445
1,740,675	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	# ^	04/26/2037	1,812,194
327,882	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	281,308
7,745,080	Chase Mortgage Finance Trust, Series 2007-A2-6A4	5.28%	#	07/25/2037	7,127,766
2,326,405	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	2,234,725
216,519	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	230,355
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	1,735,042
388,778	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.73%	#	05/25/2036	263,987
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	2.83%	# ^	11/25/2038	4,578,084
2,787,897	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	8.24%	# ^	11/25/2036	2,450,353
14,224,791	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	7.62%	# ^	12/25/2036	12,075,014
2,133,915	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.67%	# ^	09/25/2047	2,133,740
299,282	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	256,962
162,151	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	131,517
296,447	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	248,742
383,736	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	352,241
449,770	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	367,396
2,194,089	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	2,027,485
405,753	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.85%	#	10/25/2035	325,332
706,335	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	618,905
2,478,463	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	2,106,376
2,757,067	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.60%	#	08/25/2037	1,617,339
798,378	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	53.32%	# I/F	08/25/2037	1,868,444
202,138	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.20%	# I/F	08/25/2037	302,927
1,065,841	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	944,294
4,393,690	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.65%	#	09/25/2037	3,008,483
4,316,053	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.35%	# I/F I/O	09/25/2037	1,014,266
814,821	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	245,465
187,673	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.05%	#	04/25/2036	162,070
255,021	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	260,410
945,018	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	884,458
1,683,040	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	1,552,171
745,024	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	704,748
1,927,940	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	1,773,857
196,769	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	174,116
3,264,695	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	3,218,826
7,686,499	Credit Suisse Mortgage Capital Certificates, Series 2006-4-6A1	6.00%		05/25/2036	7,011,148
323,554	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	308,530
210,529	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	178,782
111,476	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	110,622
9,291,831	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	6.75%	# ^	06/26/2037	8,633,434
2,650,155	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.91%	# ^ I/F	04/15/2036	3,167,839
270,364	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.31%	# ^ I/F	04/15/2036	334,317
1,795,697	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.91%	# ^ I/F	04/15/2036	2,190,659
753,653	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	645,080
195,493	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	184,453
883,527	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	928,609
2,734,537	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,456,055
1,941,248	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,606,891
177,279	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	162,097
10,537,751	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	9,838,919
1,683,798	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,624,145
181,447	HSI Asset Loan Obligation Trust, Series 2006-2-2A1	5.50%		12/25/2021	172,493
470,791	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	337,151
10,000,000	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	8,067,650
2,195,533	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	2,117,621
2,860,197	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71%	#	12/25/2036	2,724,927
557,341	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	497,458
4,202,992	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	4,258,596
3,701,365	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	3,541,903
1,098,059	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	889,472
80,745	Lehman Mortgage Trust, Series 2006-9-1A19	29.98%	# I/F	01/25/2037	118,794
1,429,369	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,297,510
309,336	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	242,354
216,659	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	219,036
85,023	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	69,255
312,256	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	312,241
5,296,743	MASTR Asset Securitization Trust, Series 2006-2-1A11	6.00%	#	06/25/2036	4,965,109
582,487	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	597,315
2,417,539	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	2,466,851
5,917,690	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.39%	#	06/25/2036	5,137,099
4,210,271	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75%	# ^	05/26/2037	3,882,197
288,272	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	183,332
721,353	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	397,625
1,301,518	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	758,060
91,336	Option One Mortgage Loan Trust, Series 2004-3-M3	1.13%	#	11/25/2034	85,279
1,903,001	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	1,829,350
506,910	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	531,982
771,246	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	710,556
212,952	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	216,611
803,021	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	652,262
1,853,200	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,514,378
552,643	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	543,020
2,684,726	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,195,387
9,098,655	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	7,694,323
550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	520,745
356,225	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	312,922
431,042	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	339,891
121,441	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	112,296
2,227,438	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,443,814
229,516	Residential Asset Securitization Trust, Series 2006-R1-A1	27.79%	# I/F	01/25/2046	384,656
255,646	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	227,001
1,307,619	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,211,203
2,391,707	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,176,754
1,644,662	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,520,987
39,239	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4-7A1	5.04%	#	05/25/2036	39,312
2,130,694	Structured Asset Securities Corporation, Series 2003-35-1A1	5.22%	#	12/25/2033	2,224,444
3,096,584	Structured Asset Securities Corporation, Series 2005-14-1A1	0.45%	#	07/25/2035	2,838,100
2,580,606	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	2,664,705
2,289,182	Structured Asset Securities Corporation, Series 2005-RF1-A	0.50%	# ^	03/25/2035	1,940,141
2,316,263	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.04%	# ^ I/O	03/25/2035	337,862
208,860	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	196,136
2,262,302	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,086,901
6,246,741	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.96%	#	10/25/2036	4,438,297
5,376,035	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	1.95%	#	01/25/2047	5,042,645
3,958,906	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	3,426,932
254,969	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	38.57%	# I/F	06/25/2037	451,502
13,124,494	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A3	7.00%		06/25/2037	8,393,285
2,992,487	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	2,852,020
3,391,773	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	3,504,215
170,533	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.36%	#	08/25/2035	166,342
252,596	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.61%	#	10/25/2035	243,012
1,066,619	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	1,087,938
2,509,443	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	2,443,521
2,634,703	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	2,637,659
2,791,904	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	2,672,879
4,421,496	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	4,426,484
5,170,739	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	5,275,260
1,272,634	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	1,223,129
3,473,745	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	3,675,785
328,868	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	326,044
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $227,836,774)					241,093,028

US Corporate Bonds - 14.7%
2,790,000	Actavis Funding SCS	4.85%	^	06/15/2044	2,827,419
1,010,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	1,090,800
1,020,000	Alere, Inc.	6.50%		06/15/2020	1,076,100
6,040,000	Altria Group, Inc.	2.85%		08/09/2022	5,822,608
1,050,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	1,155,000
2,965,000	American Express Credit Corporation	2.13%		07/27/2018	3,015,538
2,645,000	American Express Credit Corporation	2.13%		03/18/2019	2,659,206
2,480,000	Arrow Electronics, Inc.	3.38%		11/01/2015	2,560,161
1,145,000	Ashland, Inc.	4.75%		08/15/2022	1,156,450
2,605,000	AT&T, Inc.	5.35%		09/01/2040	2,843,824
1,115,000	Atlas Pipeline Partners LP	4.75%		11/15/2021	1,098,275
1,065,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	1,094,287
2,725,000	BB&T Corporation	2.25%		02/01/2019	2,761,861
4,130,000	Becton Dickinson and Company	3.13%		11/08/2021	4,252,851
640,000	Berkshire Hathaway Energy Company	5.95%		05/15/2037	783,689
2,679,000	Berkshire Hathaway Energy Company	6.50%		09/15/2037	3,466,192
1,100,000	Berry Plastics Corporation	5.50%		05/15/2022	1,107,562
985,000	Biomet, Inc.	6.50%		08/01/2020	1,066,262
1,932,000	Boeing Company	6.88%		03/15/2039	2,727,331
400,000	Boston Properties LP	5.63%		11/15/2020	460,848
2,180,000	Boston Properties LP	4.13%		05/15/2021	2,321,578
2,815,000	Burlington Northern Santa Fe LLC	3.00%		03/15/2023	2,774,354
1,100,000	CCO Holdings LLC	5.25%		09/30/2022	1,120,625
1,020,000	Cinemark USA, Inc.	7.38%		06/15/2021	1,129,650
1,095,000	CIT Group, Inc.	5.00%		08/15/2022	1,137,431
2,960,000	Coca-Cola Company	1.80%		09/01/2016	3,031,120
830,000	CommScope, Inc.	5.00%	^	06/15/2021	850,750
2,065,000	ConocoPhillips Company	6.50%		02/01/2039	2,779,019
3,500,000	Covidien International Finance S.A.	2.95%		06/15/2023	3,413,396
2,730,000	Delphi Corporation	4.15%		03/15/2024	2,840,207
4,149,000	Devon Energy Corporation	6.30%		01/15/2019	4,876,643
563,000	Devon Energy Corporation	4.00%		07/15/2021	599,078
2,680,000	DIRECTV Holdings LLC	4.45%		04/01/2024	2,847,307
3,040,000	Dow Chemical Company	3.00%		11/15/2022	2,995,388
2,838,000	Duke Energy Corporation	3.55%		09/15/2021	2,971,871
2,700,000	Ecolab, Inc.	3.00%		12/08/2016	2,825,526
1,003,000	Equinix, Inc.	7.00%		07/15/2021	1,112,076
2,790,000	ERP Operating LP	4.50%		07/01/2044	2,810,529
4,115,000	Ford Motor Company	7.45%		07/16/2031	5,516,174
1,155,000	Gates Global LLC	6.00%	^	07/15/2022	1,160,775
5,335,000	General Electric Capital Corporation	2.90%		01/09/2017	5,584,038
4,430,000	Gilead Sciences, Inc.	3.70%		04/01/2024	4,554,709
1,240,000	Glencore Funding LLC	2.50%	^	01/15/2019	1,238,162
3,220,000	Glencore Funding LLC	3.13%	^	04/29/2019	3,287,459
2,550,000	Goldman Sachs Group, Inc.	5.75%		01/24/2022	2,955,427
1,020,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	1,137,300
1,000,000	Gray Television, Inc.	7.50%		10/01/2020	1,082,500
1,130,000	H.J. Heinz Company	4.25%		10/15/2020	1,138,475
2,175,000	Halliburton Company	6.15%		09/15/2019	2,598,079
550,000	HCA, Inc.	3.75%		03/15/2019	556,187
1,020,000	HD Supply, Inc.	7.50%		07/15/2020	1,119,450
1,110,000	Hexion Finance Corporation	6.63%		04/15/2020	1,182,150
1,155,000	Hilcorp Energy LP	5.00%	^	12/01/2024	1,157,887
965,000	IASIS Healthcare LLC	8.38%		05/15/2019	1,031,344
1,080,000	Icahn Enterprises LP	4.88%		03/15/2019	1,115,100
2,505,000	Illinois Tool Works, Inc.	3.38%		09/15/2021	2,613,750
5,655,000	JP Morgan Chase & Company	3.63%		05/13/2024	5,689,377
2,038,000	Kellogg Company	7.45%		04/01/2031	2,647,578
2,225,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	2,751,869
3,950,000	Kroger Company	3.40%		04/15/2022	4,010,166
3,510,000	Liberty Mutual Group, Inc.	6.50%	^	05/01/2042	4,433,646
1,040,000	LifePoint Hospitals, Inc.	5.50%	^	12/01/2021	1,092,000
1,000,000	Louisiana-Pacific Corporation	7.50%		06/01/2020	1,105,000
2,865,000	Macy’s Retail Holdings, Inc.	2.88%		02/15/2023	2,755,273
950,000	Manitowoc Company, Inc.	8.50%		11/01/2020	1,064,000
2,520,000	Mattel, Inc.	2.50%		11/01/2016	2,604,513
5,685,000	MetLife, Inc.	4.13%		08/13/2042	5,555,410
975,000	MGM Resorts International	6.63%		12/15/2021	1,085,906
3,305,000	Microsoft Corporation	2.13%		11/15/2022	3,170,453
2,750,000	Morgan Stanley	3.75%		02/25/2023	2,802,663
3,876,000	Motorola Solutions, Inc.	6.00%		11/15/2017	4,404,438
469,000	MPT Operating Partnership LP	6.38%		02/15/2022	505,348
5,190,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	6,998,471
705,000	NCL Corporation Ltd.	5.00%		02/15/2018	731,438
995,000	Newfield Exploration Company	5.75%		01/30/2022	1,104,450
975,000	Oasis Petroleum, Inc.	6.88%	^	03/15/2022	1,067,625
2,425,000	ONEOK Partners LP	6.13%		02/01/2041	2,873,931
3,450,000	Oracle Corporation	1.20%		10/15/2017	3,448,151
2,250,000	Oracle Corporation	2.38%		01/15/2019	2,290,307
2,400,000	Phillips 66	5.88%		05/01/2042	2,886,082
2,745,000	Plains Exploration & Production Company	6.50%		11/15/2020	3,077,831
3,690,000	PNC Funding Corporation	4.38%		08/11/2020	4,032,628
1,590,000	PNC Funding Corporation	3.30%		03/08/2022	1,624,210
995,000	Post Holdings, Inc.	7.38%	^	02/15/2022	1,078,331
1,055,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	1,089,288
1,055,000	Reynolds Group Issuer LLC	5.75%		10/15/2020	1,118,300
940,000	RR Donnelley & Sons Company	7.88%		03/15/2021	1,085,700
975,000	Safway Group Holding LLC	7.00%	^	05/15/2018	1,038,375
994,000	Sally Holdings LLC	5.75%		06/01/2022	1,063,580
1,085,000	SBA Communications Corporation	5.63%		10/01/2019	1,154,169
6,865,000	Seagate HDD	4.75%	^	01/01/2025	6,847,838
955,000	Sealed Air Corporation	6.50%	^	12/01/2020	1,079,150
1,050,000	Select Medical Corporation	6.38%		06/01/2021	1,102,500
1,051,000	Service Corporation International	5.38%		01/15/2022	1,093,040
2,552,000	Simon Property Group LP	5.65%		02/01/2020	2,984,952
851,000	SM Energy Company	5.00%		01/15/2024	851,000
1,010,000	Smithfield Foods, Inc.	5.88%	^	08/01/2021	1,070,600
3,613,000	Southern Power Company	4.88%		07/15/2015	3,778,772
1,125,000	Southern Star Central Corporation	5.13%	^	07/15/2022	1,136,250
3,575,000	Southwest Airlines Company	5.13%		03/01/2017	3,900,318
939,000	Spectrum Brands, Inc.	6.63%		11/15/2022	1,021,163
990,000	Terex Corporation	6.00%		05/15/2021	1,071,675
988,000	Toll Brothers Finance Corporation	5.88%		02/15/2022	1,079,390
1,135,000	TransDigm, Inc.	6.00%	^	07/15/2022	1,167,631
4,962,000	Tyson Foods, Inc.	4.50%		06/15/2022	5,212,055
1,035,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	1,089,338
950,000	United Rentals North America, Inc.	7.63%		04/15/2022	1,071,125
1,980,000	United Technologies Corporation	3.10%		06/01/2022	2,009,045
2,540,000	Verizon Communications, Inc.	2.50%		09/15/2016	2,619,492
3,186,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	3,350,465
2,540,000	Wal-Mart Stores, Inc.	3.30%		04/22/2024	2,572,040
3,355,000	Waste Management, Inc.	6.13%		11/30/2039	4,220,023
1,040,000	WCI Communities, Inc.	6.88%		08/15/2021	1,073,800
305,000	WCI Communities, Inc.	6.88%	^	08/15/2021	314,913
4,966,000	WellPoint, Inc.	2.30%		07/15/2018	5,064,113
4,185,000	Wells Fargo & Company	4.60%		04/01/2021	4,663,668
905,000	Wells Fargo & Company	3.50%		03/08/2022	937,004
2,260,000	Wynn Las Vegas LLC	7.75%		08/15/2020	2,474,700
2,420,000	Xerox Corporation	4.25%		02/15/2015	2,476,108
500,000	Xerox Corporation	2.95%		03/15/2017	522,268
Total US Corporate Bonds (Cost $270,633,961)					275,786,721

US Government / Agency Mortgage Backed Obligations - 15.9%
2,052,813	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	2,280,199
1,282,068	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	1,419,000
24,092,969	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	23,802,280
5,411,998	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	6,072,553
7,183,142	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	7,326,035
1,273,860	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,353,563
141,248	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.98%	# I/F	07/15/2033	171,642
5,300,000	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.72%	# I/F	12/15/2033	6,369,951
295,488	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	313,725
531,386	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.35%	# I/F I/O	07/15/2035	90,596
237,937	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.58%	# I/F I/O	10/15/2035	44,331
933,644	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,013,480
115,896	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	125,661
1,247,682	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,377,760
338,324	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.93%	# I/F I/O	02/15/2037	46,339
2,945,902	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.85%	# I/F I/O	11/15/2037	381,751
2,224,853	Federal Home Loan Mortgage Corporation, Series 3384-S	6.24%	# I/F I/O	11/15/2037	322,962
2,866,830	Federal Home Loan Mortgage Corporation, Series 3417-SX	6.03%	# I/F I/O	02/15/2038	323,674
323,018	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.50%	# I/F I/O	03/15/2038	41,307
323,018	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.50%	# I/F I/O	03/15/2038	41,307
413,510	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.08%	#	06/15/2038	427,831
1,221,246	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.80%	# I/F I/O	08/15/2039	130,314
726,256	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.85%	# I/F I/O	10/15/2049	101,078
1,187,233	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.20%	# I/F I/O	12/15/2039	198,669
653,225	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.20%	# I/F I/O	03/15/2032	119,399
3,544,286	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	3,897,991
1,198,617	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.62%	# I/F I/O	05/15/2040	157,286
625,579	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	689,026
238,583	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	242,792
50,069	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.70%	# I/F	10/15/2040	50,331
2,347,217	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,435,954
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,404,603
294,243	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.60%	# I/F	12/15/2040	296,823
815,840	Federal Home Loan Mortgage Corporation, Series 3786-SG	9.20%	# I/F	01/15/2041	806,872
2,292,371	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,319,900
114,501	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.30%	# I/F	12/15/2040	116,863
59,906	Federal Home Loan Mortgage Corporation, Series 3805-KS	9.20%	# I/F	02/15/2041	59,963
1,801,067	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	2,043,752
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,162,842
4,628,676	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,846,950
2,372,495	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,575,161
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,750,300
251,282	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.74%	# I/F	02/15/2041	276,451
3,906,231	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	4,295,626
3,370,580	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,367,724
2,503,643	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,720,398
18,923,699	Federal Home Loan Mortgage Corporation, Series 3967-ZP	4.00%		09/15/2041	19,029,511
5,456,516	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	5,245,507
21,662,859	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%		06/15/2042	21,883,679
7,965,649	Federal Home Loan Mortgage Corporation, Series 4096-DZ	3.50%		08/15/2042	7,406,978
17,401,719	Federal Home Loan Mortgage Corporation, Series 4291-MS	5.75%	# I/F I/O	01/15/2054	2,617,695
1,268,187	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,407,617
179,748	Federal National Mortgage Association, Series 2003-117-KS	6.95%	# I/F I/O	08/25/2033	13,925
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	544,559
5,000,000	Federal National Mortgage Association, Series 2005-20-QH	5.00%		03/25/2035	5,441,590
992,020	Federal National Mortgage Association, Series 2006-101-SA	6.43%	# I/F I/O	10/25/2036	136,591
463,586	Federal National Mortgage Association, Series 2006-56-SM	6.60%	# I/F I/O	07/25/2036	88,912
382,250	Federal National Mortgage Association, Series 2007-116-BI	6.10%	# I/F I/O	05/25/2037	49,624
1,591,915	Federal National Mortgage Association, Series 2007-30-OI	6.29%	# I/F I/O	04/25/2037	260,804
324,586	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	348,768
363,811	Federal National Mortgage Association, Series 2008-62-SC	5.85%	# I/F I/O	07/25/2038	52,940
2,674,275	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	2,870,659
147,099	Federal National Mortgage Association, Series 2009-111-SE	6.10%	# I/F I/O	01/25/2040	16,890
231,569	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	251,333
368,549	Federal National Mortgage Association, Series 2009-48-WS	5.80%	# I/F I/O	07/25/2039	52,393
1,971,785	Federal National Mortgage Association, Series 2009-62-PS	5.95%	# I/F I/O	08/25/2039	195,952
3,526,846	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	3,839,264
1,143,102	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,217,394
315,725	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	337,336
55,491	Federal National Mortgage Association, Series 2010-109-BS	53.34%	# I/F	10/25/2040	193,057
1,742,317	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,830,072
688,188	Federal National Mortgage Association, Series 2010-121-SD	4.35%	# I/F I/O	10/25/2040	66,326
29,336	Federal National Mortgage Association, Series 2010-137-VS	14.55%	# I/F	12/25/2040	38,284
2,300,012	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,337,628
429,892	Federal National Mortgage Association, Series 2010-31-SA	4.85%	# I/F I/O	04/25/2040	48,393
326,885	Federal National Mortgage Association, Series 2010-34-PS	4.78%	# I/F I/O	04/25/2040	36,501
510,995	Federal National Mortgage Association, Series 2010-35-SP	6.20%	# I/F I/O	04/25/2050	71,437
270,334	Federal National Mortgage Association, Series 2010-35-SV	6.30%	# I/F I/O	04/25/2040	38,113
8,463,405	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	8,786,843
639,344	Federal National Mortgage Association, Series 2010-59-PS	6.30%	# I/F I/O	03/25/2039	80,274
686,998	Federal National Mortgage Association, Series 2010-59-SC	4.85%	# I/F I/O	01/25/2040	78,318
4,755,704	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	5,040,990
367,795	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	404,428
1,981,753	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	2,138,693
858,287	Federal National Mortgage Association, Series 2010-90-GS	5.85%	# I/F I/O	08/25/2040	106,312
57,791	Federal National Mortgage Association, Series 2010-99-SG	24.25%	# I/F	09/25/2040	89,345
6,732,775	Federal National Mortgage Association, Series 2011-141-PZ	4.00%		01/25/2042	6,929,918
14,393,956	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	14,503,271
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,540,367
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	988,880
4,188,000	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	4,502,001
10,145,447	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	10,673,462
604,471	Federal National Mortgage Association, Series 2011-88-SB	9.00%	# I/F	09/25/2041	601,847
953,718	Federal National Mortgage Association, Series 400-S4	5.30%	# I/F I/O	11/25/2039	128,183
400,363	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	447,110
340,343	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	378,974
2,648,942	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	2,949,496
1,409,019	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	1,568,613
2,041,702	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	2,272,796
381,866	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	423,746
2,430,937	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	2,733,398
2,280,841	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	2,541,782
1,811,452	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	1,949,542
202,598	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	217,491
69,024	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	75,636
45,447	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	49,734
2,859,141	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	3,076,758
1,595,192	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	1,738,872
185,819	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	208,990
1,200,289	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	1,315,090
100,691	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	110,258
1,422,239	Government National Mortgage Association, Pool 752494	5.50%		09/20/2039	1,589,406
271,875	Government National Mortgage Association, Series 2003-67-SP	6.95%	# I/F I/O	08/20/2033	90,477
403,596	Government National Mortgage Association, Series 2008-82-SM	5.90%	# I/F I/O	09/20/2038	61,329
5,587,645	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	5,903,154
4,397,715	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,755,779
4,332,363	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,645,257
5,069,798	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,704,610
107,754	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	115,593
6,943,014	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	7,434,947
8,390,271	Government National Mortgage Association, Series 2011-70-WS	9.39%	# I/F	12/20/2040	8,595,213
11,485,388	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	12,373,013
Total US Government / Agency Mortgage Backed Obligations (Cost $288,696,697)					299,302,943

US Government Bonds and Notes - 16.9%
15,000,000	United States Treasury Bonds	3.63%		02/15/2044	15,832,035
27,200,000	United States Treasury Bonds	3.75%		08/15/2041	29,554,486
27,400,000	United States Treasury Notes	0.13%		07/31/2014	27,402,137
49,100,000	United States Treasury Notes	0.25%		09/30/2014	49,125,876
22,800,000	United States Treasury Notes	1.00%		06/30/2019	22,100,861
48,700,000	United States Treasury Notes	1.00%		08/31/2019	47,048,778
47,000,000	United States Treasury Notes	1.88%		06/30/2020	46,963,293
45,000,000	United States Treasury Notes	1.63%		08/15/2022	42,728,895
35,200,000	United States Treasury Notes	2.75%		11/15/2023	36,081,373
Total US Government Bonds and Notes (Cost $313,966,742)					316,837,734

Affiliated Mutual Funds - 5.6% (a)
10,281,654	DoubleLine Floating Rate Fund				104,255,976
Total Affiliated Mutual Funds (Cost $103,628,896)					104,255,976

Short Term Investments - 4.1%
25,604,996	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		25,604,996
25,604,996	Fidelity Institutional Government Portfolio	0.01%	♦		25,604,996
25,604,997	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		25,604,997
Total Short Term Investments (Cost $76,814,989)					76,814,989

Total Investments - 99.7% (Cost $1,831,004,238)					1,872,726,392
Other Assets in Excess of Liabilities - 0.3%					5,025,017
NET ASSETS - 100.0%					$1,877,751,409

#	Variable rate security. Rate disclosed as of June 30, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees.  At June 30, 2014, the value of these securities amounted to $328,460,339 or 17.5% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
(a)	Institutional class shares held
♦	Seven-day yield as of June 30, 2014
†	Perpetual Maturity

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$1,838,113,419
Gross Tax Unrealized Appreciation	46,154,568
Gross Tax Unrealized Depreciation	(11,541,595)
Net Tax Unrealized Appreciation (Depreciation)	$34,612,973

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

United States	81.4%
Mexico	2.9%
Colombia	2.3%
Peru	2.2%
Brazil	2.1%
Guatemala	1.3%
Chile	0.9%
Costa Rica	0.7%
United Kingdom	0.6%
India	0.5%
Canada	0.4%
Netherlands	0.4%
Dominican Republic	0.4%
Singapore	0.4%
Russia	0.3%
Australia	0.3%
Supranational	0.3%
South Korea	0.3%
Barbados	0.3%
Israel	0.3%
Jamaica	0.3%
Paraguay	0.2%
Qatar	0.2%
France	0.2%
Indonesia	0.1%
Panama	0.1%
Morocco	0.1%
El Salvador	0.1%
Luxembourg	0.1%
Other Assets and Liabilities	0.3%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government Bonds and Notes	16.9%
US Government / Agency Mortgage Backed Obligations	15.9%
Non-Agency Residential Collateralized Mortgage Obligations	12.8%
Non-Agency Commercial Mortgage Backed Obligations	7.3%
Banking	6.0%
Affiliated Mutual Funds	5.6%
Collateralized Loan Obligations	4.1%
Short Term Investments	4.1%
Telecommunications	2.9%
Oil & Gas	2.6%
Consumer Products	1.9%
Utilities	1.8%
Chemicals/Plastics	1.8%
Mining	1.5%
Healthcare	1.2%
Finance	1.1%
Financial Intermediaries	1.1%
Transportation	1.0%
Building and Development	0.9%
Business Equipment and Services	0.9%
Automotive	0.8%
Retail	0.8%
Food/Drug Retailers	0.6%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.6%
Real Estate	0.5%
Insurance	0.5%
Energy	0.5%
Software	0.5%
Construction	0.5%
Media	0.4%
Beverage and Tobacco	0.4%
Conglomerates	0.3%
Pharmaceuticals	0.3%
Industrial	0.3%
Hotels/Motels/Inns and Casinos	0.2%
Environmental Control	0.2%
Air Transport	0.2%
Food Products	0.2%
Machinery and Tools	0.1%
Electronics/Electric	0.1%
Leisure	0.1%
Containers and Glass Products	0.1%
Cosmetics/Toiletries	0.1%
Other Assets and Liabilities	0.3%
100.0%

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 99.0%
Barbados - 1.9%
4,200,000	Columbus International, Inc.	7.38%	^	03/30/2021	4,541,250
7,800,000	Columbus International, Inc.	7.38%		03/30/2021	8,433,750
					12,975,000
Brazil - 14.3%
1,500,000	Banco do Brasil S.A.	8.50%	# †	10/20/2020	1,687,500
10,000,000	Banco do Brasil S.A.	9.00%	# ^ †	06/18/2024	9,912,500
2,300,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	2,413,574
2,700,000	Braskem America Finance Company	7.13%		07/22/2041	2,784,510
2,500,000	Braskem Finance Ltd.	7.38%	†	10/04/2015	2,589,250
4,100,000	Braskem Finance Ltd.	6.45%		02/03/2024	4,392,125
1,300,000	Cosan Luxembourg S.A.	5.00%	^	03/14/2023	1,244,750
2,000,000	Cosan Luxembourg S.A.	5.00%		03/14/2023	1,915,000
500,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	525,750
8,600,000	ESAL GmbH	6.25%	^	02/05/2023	8,471,000
2,000,000	ESAL GmbH	6.25%		02/05/2023	1,970,000
7,000,000	GTL Trade Finance, Inc.	5.89%	^	04/29/2024	7,360,500
3,000,000	JBS Investments GmbH	7.25%	^	04/03/2024	3,112,500
6,575,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	6,542,125
7,600,000	Minerva Luxembourg S.A.	8.75%	# ^ †	04/03/2019	8,018,000
3,050,000	Minerva Luxembourg S.A.	7.75%	^	01/31/2023	3,271,125
500,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	536,250
11,000,000	OAS Financial Ltd.	8.88%	# †	04/25/2018	10,972,500
5,500,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	5,699,375
4,900,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	5,316,500
6,700,000	Rio Oil Finance Trust	6.25%	^	07/06/2024	7,047,100
					95,781,934
Chile - 5.7%
3,500,000	Automotores Gildemeister S.A.	8.25%		05/24/2021	2,406,250
11,000,000	Cencosud S.A.	4.88%	^	01/20/2023	11,176,594
526,000	CFR International S.A.	5.13%		12/06/2022	571,027
8,200,000	CorpGroup Banking S.A.	6.75%	^	03/15/2023	8,167,536
2,600,000	SMU S.A.	7.75%	^	02/08/2020	1,976,000
12,000,000	SUAM Finance B.V.	4.88%	^	04/17/2024	12,270,000
1,500,000	SUAM Finance B.V.	4.88%		04/17/2024	1,533,750
					38,101,157
China - 0.5%
3,000,000	Noble Group Ltd.	6.75%		01/29/2020	3,405,000
					3,405,000
Colombia - 14.5%
5,100,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	5,480,970
4,900,000	Avianca Holdings S.A.	8.38%		05/10/2020	5,266,030
1,900,000	Banco Davivienda S.A.	5.88%		07/09/2022	1,945,125
4,000,000	Banco de Bogota S.A.	5.38%	^	02/19/2023	4,160,000
3,050,000	Banco de Bogota S.A.	5.38%		02/19/2023	3,172,000
3,400,000	Banco GNB Sudameris S.A.	3.88%	^	05/02/2018	3,383,000
5,000,000	Banco GNB Sudameris S.A.	7.50%		07/30/2022	5,425,000
10,080,000	Bancolombia S.A.	6.13%		07/26/2020	10,962,000
2,000,000	Bancolombia S.A.	5.13%		09/11/2022	2,021,200
3,500,000	Ecopetrol S.A.	5.88%		05/28/2045	3,637,480
12,000,000	Grupo Aval Ltd.	4.75%	^	09/26/2022	11,895,000
6,000,000	Grupo Aval Ltd.	4.75%		09/26/2022	5,947,500
8,000,000	Millicom International Cellular S.A.	4.75%		05/22/2020	8,040,000
5,400,000	Millicom International Cellular S.A.	6.63%		10/15/2021	5,832,000
1,000,000	Oleoducto Central S.A.	4.00%	^	05/07/2021	1,002,500
1,000,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	1,115,000
5,640,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	6,288,600
9,453,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	9,429,367
2,500,000	Transportadora de Gas Internacional S.A.	5.70%		03/20/2022	2,700,000
					97,702,772
Costa Rica - 4.1%
8,800,000	Banco de Costa Rica	5.25%		08/12/2018	9,042,000
3,587,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	3,685,643
2,913,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	3,000,390
6,000,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	6,540,000
4,775,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	5,204,750
					27,472,783
Dominican Republic - 2.7%
1,300,000	Aeropuertos Dominicanos	9.75%	^	11/13/2019	1,248,000
2,700,000	Aeropuertos Dominicanos	9.75%		11/13/2019	2,592,000
1,600,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	1,740,000
11,463,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	12,466,012
					18,046,012
El Salvador - 0.6%
4,000,000	AES El Salvador Trust	6.75%		03/28/2023	4,130,000
					4,130,000
Guatemala - 8.1%
9,000,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	9,427,500
3,200,000	Agromercantil Senior Trust	6.25%		04/10/2019	3,352,000
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,618,750
600,000	Cementos Progreso Trust	7.13%	^	11/06/2023	649,500
9,800,000	Cementos Progreso Trust	7.13%		11/06/2023	10,608,500
9,000,000	Comcel Trust	6.88%	^	02/06/2024	9,742,500
4,000,000	Comcel Trust	6.88%		02/06/2024	4,330,000
5,900,000	Industrial Senior Trust	5.50%	^	11/01/2022	5,929,500
8,100,000	Industrial Senior Trust	5.50%		11/01/2022	8,140,500
					54,798,750
India - 3.0%
3,000,000	Reliance Holdings, Inc.	5.40%		02/14/2022	3,244,359
5,740,000	Reliance Industries Ltd.	5.88%	†	02/05/2018	5,646,725
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	639,241
5,400,000	Vedanta Resources PLC	8.25%		06/07/2021	6,071,625
4,400,000	Vedanta Resources PLC	7.13%	^	05/31/2023	4,653,000
					20,254,950
Israel - 1.7%
5,765,000	B Communications Ltd.	7.38%	^	02/15/2021	6,226,200
5,000,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	5,164,425
					11,390,625
Jamaica - 1.8%
500,000	Digicel Ltd.	7.00%		02/15/2020	530,000
7,500,000	Digicel Ltd.	7.13%	^	04/01/2022	7,837,500
3,500,000	Digicel Ltd.	7.13%		04/01/2022	3,657,500
					12,025,000
Malaysia - 0.1%
1,000,000	IOI Investment BHD	4.38%		06/27/2022	1,019,195
					1,019,195
Mexico - 15.1%
4,450,000	Banco Inbursa S.A.	4.13%	^	06/06/2024	4,358,775
8,000,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	8,480,000
3,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	3,247,500
10,800,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	11,313,000
8,900,000	Fresnillo PLC	5.50%	^	11/13/2023	9,345,000
3,600,000	Fresnillo PLC	5.50%		11/13/2023	3,780,000
5,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	5,525,000
1,200,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	1,278,000
8,500,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	9,095,000
5,000,000	Grupo KUO S.A.B. de C.V.	6.25%	^	12/04/2022	5,250,000
7,000,000	Grupo KUO S.A.B. de C.V.	6.25%		12/04/2022	7,350,000
1,745,000	Ixe Banco S.A.	9.25%		10/14/2020	2,078,731
8,762,000	Metalsa S.A. de C.V.	4.90%		04/24/2023	8,542,950
4,500,000	Mexichem S.A.B. de C.V.	6.75%		09/19/2042	4,826,250
9,453,000	Mexico Generadora de Energia	5.50%		12/06/2032	9,689,325
6,475,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	7,041,563
					101,201,094
Morocco - 0.7%
4,200,000	Office Cherifien des Phosphates	5.63%	^	04/25/2024	4,415,250
					4,415,250
Netherlands - 1.7%
11,000,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	11,154,000
					11,154,000
Panama - 1.2%
2,750,000	Aeropuerto Internacional de Tocumen S.A.	5.75%		10/09/2023	2,832,500
5,346,092	ENA Norte Trust	4.95%		04/25/2023	5,522,513
					8,355,013
Paraguay - 1.3%
900,000	Banco Regional SAECA	8.13%	^	01/24/2019	994,500
6,500,000	Banco Regional SAECA	8.13%		01/24/2019	7,182,500
400,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	431,000
					8,608,000
Peru - 14.2%
3,100,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	3,441,000
1,000,000	Abengoa Transmision Sur S.A.	6.88%		04/30/2043	1,110,000
3,900,000	Ajecorp B.V.	6.50%		05/14/2022	3,607,500
2,000,000	Banco de Credito del Peru	6.13%	# ^	04/24/2027	2,140,000
3,500,000	Banco de Credito del Peru	6.13%	#	04/24/2027	3,745,000
4,000,000	Banco International del Peru S.A.A.	6.63%	# ^	03/19/2029	4,270,000
3,000,000	Banco International del Peru S.A.A.	6.63%	#	03/19/2029	3,202,500
3,508,000	Banco International del Peru S.A.A.	8.50%	#	04/23/2070	3,897,388
3,000,000	Camposol S.A.	9.88%	^	02/02/2017	3,157,500
2,818,000	Camposol S.A.	9.88%		02/02/2017	2,965,945
7,483,000	Cia Minera Milpo S.A.A.	4.63%	^	03/28/2023	7,408,170
5,600,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	5,292,000
1,700,000	Corporacion Pesquera Inca S.A.C.	9.00%	^	02/10/2017	1,674,500
6,305,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	6,210,425
3,600,000	Ferreycorp S.A.A.	4.88%	^	04/26/2020	3,690,000
2,090,951	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	2,498,687
800,000	Inkia Energy Ltd.	8.38%		04/04/2021	894,000
2,500,000	Maestro Peru S.A.	6.75%		09/26/2019	2,400,000
5,400,000	Minsur S.A.	6.25%	^	02/07/2024	5,899,500
4,100,000	Pesquera Exalmar S.A.A.	7.38%	^	01/31/2020	3,813,000
2,730,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	2,538,900
2,000,000	Scotiabank Peru S.A.	4.50%	# ^	12/13/2027	1,925,000
5,000,000	Scotiabank Peru S.A.	4.50%	#	12/13/2027	4,812,500
4,000,000	Southern Copper Corporation	6.75%		04/16/2040	4,389,224
9,600,000	Southern Copper Corporation	5.25%		11/08/2042	8,873,827
1,700,000	Volcan Cia Minera S.A.A.	5.38%		02/02/2022	1,704,250
					95,560,816
Qatar - 1.4%
2,240,000	Nakilat, Inc.	6.07%		12/31/2033	2,477,787
4,681,946	Nakilat, Inc.	6.27%		12/31/2033	5,191,108
1,700,000	Ooredoo International Finance Ltd.	3.88%		01/31/2028	1,600,074
					9,268,969
Russia - 2.0%
6,400,000	Alfa Bond Issuance	7.50%		09/26/2019	6,696,000
6,600,000	VimpelCom Holdings B.V.	5.95%	^	02/13/2023	6,558,750
					13,254,750
Singapore - 2.4%
9,000,000	Oversea-Chinese Banking Coporation	4.00%	# ^	10/15/2024	9,168,291
7,000,000	United Overseas Bank Ltd.	3.75%	#	09/19/2024	7,074,410
					16,242,701
Total Foreign Corporate Bonds (Cost $646,494,211)					665,163,771

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.3%
2,000,000	Costa Rica Government International Bond	7.00%	^	04/04/2044	2,085,000
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $2,000,000)					2,085,000

Short Term Investments - 0.6%
1,334,987	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		1,334,987
1,334,987	Fidelity Institutional Government Portfolio	0.01%	♦		1,334,987
1,334,986	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		1,334,986
Total Short Term Investments (Cost $4,004,960)					4,004,960

Total Investments - 99.9% (Cost $652,499,171)					671,253,731
Other Assets in Excess of Liabilities - 0.1%					530,303
NET ASSETS - 100.0%					$671,784,034

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $298,570,686 or 44.4% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2014.
♦	Seven-day yield as of June 30, 2014
†	Perpetual Maturity

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$653,273,679
Gross Tax Unrealized Appreciation	21,184,871
Gross Tax Unrealized Depreciation	(3,204,819)
Net Tax Unrealized Appreciation (Depreciation)	$17,980,052

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

INDUSTRY BREAKDOWN as a % of Net Assets:

Banking	23.2%
Telecommunications	10.1%
Consumer Products	9.3%
Utilities	8.3%
Mining	7.8%
Oil & Gas	6.7%
Finance	6.4%
Chemicals/Plastics	5.7%
Building and Development	4.6%
Transportation	3.8%
Construction	3.3%
Conglomerates	2.4%
Food/Drug Retailers	1.6%
Automotive	1.6%
Retail	1.4%
Media	1.0%
Short Term Investments	0.6%
Industrial	0.5%
Beverage and Tobacco	0.5%
Real Estate	0.4%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.3%
Financial Intermediaries	0.3%
Pharmaceuticals	0.1%
Other Assets and Liabilities	0.1%
100.0%

DoubleLine Multi-Asset Growth Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 3.6%
1,000,000	Brookside Mill Ltd., Series 2013-1A-E	4.63%	# ^	04/17/2025	908,759
1,000,000	Brookside Mill Ltd., Series 2013-1A-SUB	17.63%	# ^ @	04/17/2025	1,026,514
1,000,000	Cent Ltd., Series 2013-18A-D	3.68%	# ^	07/23/2025	955,198
1,000,000	Cent Ltd., Series 2013-18A-E	4.83%	# ^	07/23/2025	910,410
1,000,000	Cent Ltd., Series 2013-18A-SUB	19.46%	# ^ @	07/23/2025	932,159
500,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	# ^	01/19/2025	481,555
Total Collateralized Loan Obligations (Cost $5,205,654)					5,214,595

Foreign Corporate Bonds - 1.7%
2,500,000	Petroleos de Venezuela S.A.	4.90%		10/28/2014	2,501,000
Total Foreign Corporate Bonds (Cost $2,478,469)					2,501,000

Municipal Bonds - 1.5%
2,500,000	Commonwealth of Puerto Rico	8.00%		07/01/2035	2,202,350
Total Municipal Bonds (Cost $2,247,755)					2,202,350

Non-Agency Residential Collateralized Mortgage Obligations - 8.1%
339,988	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.03%	#	03/25/2036	261,563
612,865	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	449,163
63,795	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	55,798
2,699,859	BCAP LLC Trust, Series 2009-RR4-1A2	12.26%	# ^	06/26/2037	1,235,139
106,000	BCAP LLC Trust, Series 2010-RR6-1A20	5.87%	# ^	08/26/2022	107,377
333,804	ChaseFlex Trust, Series 2007-M1-2F4	4.84%	#	08/25/2037	267,122
130,727	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	130,742
357,888	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	354,604
408,588	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	350,342
148,344	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	132,735
857,221	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	370,372
32,342	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	29.20%	# I/F	08/25/2037	48,468
22,850	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.79%	# I/F	09/25/2037	34,467
401,340	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	370,133
20,899	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	18,669
261,176	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	257,506
52,599	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	52,185
435,247	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	6.67%	# ^	04/26/2037	398,144
235,789	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.91%	# ^ I/F	04/15/2036	281,848
359,139	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.91%	# ^ I/F	04/15/2036	438,132
84,877	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	67,260
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	244,102
234,433	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.95%	# I/F	02/25/2036	242,607
51,173	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	47,209
756,396	JP Morgan Alternative Loan Trust, Series 2006-S1-1A3	5.50%		03/25/2036	659,086
195,105	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.13%	#	10/25/2036	153,160
297,000	Lavender Trust, Series 2010-R12A-A3	6.00%	^	06/26/2037	307,926
122,017	Lehman Mortgage Trust, Series 2006-4-1A3	5.25%	# I/F I/O	08/25/2036	16,416
7,626	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	6,462
72,652	Lehman Mortgage Trust, Series 2007-5-11A1	5.52%	#	06/25/2037	53,934
307,564	Lehman XS Trust, Series 2005-1-3A3A	5.11%	#	07/25/2035	279,580
332,315	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.62%	#	08/25/2035	329,660
448,394	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	# ^	06/27/2036	406,349
405,088	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	331,701
346,346	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	295,013
6,325	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	5,056
356,409	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	293,391
70,658	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.55%	#	06/25/2036	47,235
211,973	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.45%	# I/F I/O	06/25/2036	30,796
135,407	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.60%	#	08/25/2036	89,694
406,222	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.40%	# I/F I/O	08/25/2036	57,743
410,166	Residential Asset Mortgage Products, Inc., Series 2004-RS2-MII1	1.02%	#	02/25/2034	393,349
971	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,010
35,000	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	32,655
783,251	Residential Asset Securitization Trust, Series 2006-A16-1A3	6.00%		02/25/2037	630,983
596,028	Residential Asset Securitization Trust, Series 2007-A1-A8	6.00%		03/25/2037	466,937
604,861	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	543,308
367,455	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	4.96%	#	10/25/2036	261,076
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $11,093,894)					11,908,207

US Government / Agency Mortgage Backed Obligations - 3.8%
113,019	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.28%	# I/F I/O	01/15/2037	17,578
124,947	Federal Home Loan Mortgage Corporation, Series 3317-DS	14.62%	# I/F	05/15/2037	153,677
234,728	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.90%	# I/F I/O	08/15/2037	36,807
208,580	Federal Home Loan Mortgage Corporation, Series 3384-S	6.24%	# I/F I/O	11/15/2037	30,278
419,549	Federal Home Loan Mortgage Corporation, Series 3384-SG	6.16%	# I/F I/O	08/15/2036	60,642
266,682	Federal Home Loan Mortgage Corporation, Series 3417-SX	6.03%	# I/F I/O	02/15/2038	30,109
403,772	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.50%	# I/F I/O	03/15/2038	51,634
4,085,460	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	# I/F I/O	03/15/2038	42,651
450,647	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.37%	# I/F I/O	01/15/2039	55,834
530,285	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.85%	# I/F I/O	04/15/2039	79,016
122,125	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.80%	# I/F I/O	08/15/2039	13,031
560,091	Federal Home Loan Mortgage Corporation, Series 3728-SV	4.30%	# I/F I/O	09/15/2040	56,781
469,255	Federal Home Loan Mortgage Corporation, Series 3758-S	5.88%	# I/F I/O	11/15/2040	62,642
73,632	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	76,416
27,715	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.60%	#I/F	12/15/2040	27,958
538,305	Federal Home Loan Mortgage Corporation, Series 3815-ST	5.70%	# I/F I/O	02/15/2041	68,630
229,031	Federal Home Loan Mortgage Corporation, Series 3900-SB	5.82%	# I/F I/O	07/15/2041	31,570
377,387	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	423,516
206,671	Federal National Mortgage Association, Series 2006-101-SA	6.43%	# I/F I/O	10/25/2036	28,456
105,028	Federal National Mortgage Association, Series 2006-123-LI	6.17%	# I/F I/O	01/25/2037	17,366
730,175	Federal National Mortgage Association, Series 2007-39-AI	5.97%	# I/F I/O	05/25/2037	100,822
379,126	Federal National Mortgage Association, Series 2007-57-SX	6.47%	# I/F I/O	10/25/2036	59,770
26,979	Federal National Mortgage Association, Series 2009-49-S	6.60%	# I/F I/O	07/25/2039	4,759
582,806	Federal National Mortgage Association, Series 2009-86-CI	5.65%	# I/F I/O	09/25/2036	84,020
344,232	Federal National Mortgage Association, Series 2009-90-IA	5.60%	# I/F I/O	03/25/2037	40,413
314,844	Federal National Mortgage Association, Series 2009-90-IB	5.57%	# I/F I/O	04/25/2037	41,106
635,027	Federal National Mortgage Association, Series 2010-39-SL	5.52%	# I/F I/O	05/25/2040	82,038
444,980	Federal National Mortgage Association, Series 2011-5-PS	6.25%	# I/F I/O	11/25/2040	60,250
327,109	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	331,945
1,032,992	Federal National Mortgage Association, Series 2013-53-ZC	3.00%		06/25/2043	832,029
941,471	Federal National Mortgage Association, Series 2013-55-KS	5.77%	#I/F	06/25/2043	767,905
964,694	Federal National Mortgage Association, Series 2013-55-VZ	3.00%		06/25/2043	807,992
63,624	Government National Mortgage Association, Series 2009-6-SM	5.80%	# I/F I/O	02/20/2038	9,120
12,882	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	9,687
578,584	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	619,579
250,000	Government National Mortgage Association, Series 2011-7-LS	9.57%	#I/F	12/20/2040	280,130
Total US Government / Agency Mortgage Backed Obligations (Cost $5,559,868)					5,496,157

Exchange Traded Funds and Common Stock - 24.7%
255,000	Aberdeen Japan Equity Fund, Inc.				1,813,050
300,000	First Trust ISE-Revere Natural Gas Index Fund				7,080,000
45,000	Industrial Select SPDR Fund				2,432,700
187,000	iShares MSCI EMU ETF				7,913,840
55,000	Market Vectors Agribusiness ETF				3,025,550
91,000	Nuveen Floating Rate Income Fund				1,101,100
130,000	PowerShares Senior Loan Portfolio ETF Trust				3,233,100
185,000	SPDR EURO STOXX 50 ETF				8,004,950
65,000	WisdomTree India Earnings Fund				1,460,550
Total Exchange Traded Funds and Common Stock (Cost $33,863,697)					36,064,840

Affiliated Mutual Funds - 30.1% (a)
654,370	DoubleLine Core Fixed Income Fund				7,211,157
665,276	DoubleLine Emerging Markets Fixed Income Fund				7,224,896
315,911	DoubleLine Floating Rate Fund				3,203,337
2,388,645	DoubleLine Total Return Bond Fund				26,251,207
Total Affiliated Mutual Funds (Cost $44,430,569)					43,890,597

Purchased Options - 1.8%
220	Crude Oil Call, Expiration November 2014, Strike Price $115.00				127,600
260	Crude Oil Call, Expiration November 2014, Strike Price $118.00				106,600
5,000,000	Euro / U.S. Dollar Put, Expiration November 2014, Strike Price $1.34				30,940
10	Gold Call, Expiration December 2014, Strike Price $2,000.00				23
2,200	iShares MSCI Emerging Markets ETF Call, Expiration December 2014, Strike Price $46.00				161,700
600	iShares Russell 2000 ETF Call, Expiration August 2014, Strike Price $114.00				294,000
700	iShares Russell 2000 ETF Call, Expiration September 2014, Strike Price $118.00				246,400
2,650	Market Vectors Gold Miners ETF Call, Expiration September 2014, Strike Price $23.00				980,500
20,000,000	U.S. Dollar / Chinese Renminbi Call, Expiration March 2016, Strike Price $6.23				534,793
20,000,000	U.S. Dollar / Chinese Renminbi Put, Expiration March 2016, Strike Price $6.23				172,262
Total Purchased Options (Cost $2,441,860)					2,654,818

Short Term Investments - 22.8%
7,016,549	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		7,016,549
8,160,719	Fidelity Institutional Government Portfolio	0.01%	♦		8,160,719
7,748,549	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		7,748,549
7,300,000	United States Treasury Bills	0.00%		09/04/2014	7,299,818
3,000,000	United States Treasury Bills	0.00%		11/06/2014	2,999,574
Total Short Term Investments (Cost $33,225,320)					33,225,209

Total Investments - 98.1% (Cost $140,547,086)					143,157,773
Other Assets in Excess of Liabilities - 1.9%					2,772,771
NET ASSETS - 100.0%					$145,930,544

#	Variable rate security. Rate disclosed as of June 30, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $8,744,114 or 6.0% of net assets.

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
I/O	Interest only security
P/O	Principal only security
(a)	Institutional class shares held
♦	Seven-day yield as of June 30, 2014
@
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.  The interest rate disclosed reflects the estimated rate in effect as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$141,278,552
Gross Tax Unrealized Appreciation	7,352,556
Gross Tax Unrealized Depreciation	(5,473,335)
Net Tax Unrealized Appreciation (Depreciation)	$1,879,221

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Futures Contracts - Long
Contracts	Security Description		Expiration Month	Unrealized Appreciation (Depreciation) $
68	Hard Red Winter Wheat Future		09/2014	(80,415)
73	Wheat Future		09/2014	(63,223)
170	S&P500 EMINI Future		09/2014	157,692
230	Nikkei-225 Stock Average Future		09/2014	154,399
130	mini MSCI EAFE Index Future		09/2014	74,045
				$242,498

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Brent Crude Official Close Index	Morgan Stanley	685,000	07/03/2014	(4,010)
S&P GSCI Crude Oil Official Close Index	Morgan Stanley	685,000	07/03/2014	(3,042)
S&P GSCI Gold Official Close Index	Morgan Stanley	685,000	07/03/2014	2,601
S&P GSCI Unleaded Gasoline Official Close Index	Morgan Stanley	685,000	07/03/2014	(4,005)
S&P GSCI Copper Official Close Index	Morgan Stanley	685,000	07/03/2014	5,947
S&P GSCI Natural Gas Official Close Index	Morgan Stanley	685,000	07/03/2014	3,085
NYSE Arca Natural Gas Index	Goldman Sachs	7,300,000	09/26/2014	55,928
				$56,504

Total Return Swaps - Short
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
S&P GSCI Corn Official Close Index	Morgan Stanley	685,000	07/03/2014	31,597
S&P GSCI Cotton Official Close Index	Morgan Stanley	685,000	07/03/2014	10,280
S&P GSCI Aluminum Official Close Index	Morgan Stanley	685,000	07/03/2014	2,271
S&P GSCI Coffee Official Close Index	Morgan Stanley	685,000	07/03/2014	21,779
S&P GSCI Sugar Official Close Index	Morgan Stanley	685,000	07/03/2014	26,332
S&P GSCI Wheat Official Close Index	Morgan Stanley	685,000	07/03/2014	8,493
				$100,752

DoubleLine Low Duration Bond Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.4%
16,250,423	Access Group, Inc., Series 2007-A-B	0.78	% #	02/25/2037	14,829,851
12,492,572	SoFi Professional Loan Program, Series 2013-A-A	3.75	% ^	12/25/2029	12,696,201
Total Asset Backed Obligations (Cost $27,308,267)					27,526,052

Bank Loans - 9.8%
5,085,000	Activision Blizzard, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25	% #	10/13/2020	5,104,348
5,964,900	Calpine Construction Finance LP, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B1	3.00	% #	05/04/2020	5,866,717
8,000,000	CBS Outdoor Americas Capital LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.00	% #	02/01/2021	7,983,000
7,949,849	CIH International, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75	% #	06/05/2020	7,987,413
6,000,000	DaVita HealthCare Partners, Inc. Senior Secured 1st Lien Term Loan, Tranche B	3.50	% #	06/24/2021	6,034,440
7,972,299	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50	% #	10/18/2018	7,979,394
6,000,000	Goodyear Tire & Rubber Company, Guaranteed Senior Secured 2nd Lien Term Loan	4.75	% #	04/30/2019	6,044,070
7,959,925	H.J. Heinz Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50	% #	06/05/2020	8,028,659
5,970,000	HCA, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	2.98	% #	05/01/2018	5,985,850
7,368,421	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50	% #	10/26/2020	7,364,737
5,939,189	Huntsman International LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.70	% #	04/19/2017	5,936,695
5,985,000	Jazz Pharmaceuticals, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25	% #	06/12/2018	5,995,623
7,982,726	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50	% #	03/11/2021	7,981,489
7,985,000	Las Vegas Sands LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25	% #	12/18/2020	7,991,468
5,969,478	MEG Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75	% #	03/31/2020	5,986,282
2,000,000	Nielsen Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.15	% #	04/15/2021	2,012,910
7,964,811	NRG Energy, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	2.75	% #	07/02/2018	7,959,833
7,964,811	Pinnacle Foods Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche G	3.25	% #	04/29/2020	7,934,306
5,958,974	Regal Cinemas Corporation, Guaranteed Senior Secured 1st Lien Term Loan	2.65	% #	08/23/2017	5,983,793
5,650,937	Ruby Western Pipeline Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.50	% #	03/27/2020	5,659,159
8,000,000	SBA Senior Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25	% #	03/24/2021	7,965,920
6,000,000	Sealed Air Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.00	% #	10/03/2018	6,027,060
6,000,000	Southwire Company, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25	% #	02/10/2021	6,000,930
5,957,687	Terex Corporation, Guaranteed Senior Secured 1st Lien Term Loan	3.50	% #	04/28/2017	6,002,370
5,800,143	Tomkins LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	5.00	% #	09/29/2016	5,814,035
6,000,000	Vantiv LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75	% #	06/11/2021	6,060,000
8,000,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50	% #	06/08/2020	7,984,800
5,970,000	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75	% #	07/01/2020	5,882,331
2,105,263	WR Grace & Company, Senior Secured 1st Lien Delayed-Draw Term Loan	1.00	% # &	02/03/2021	2,103,947
5,894,737	WR Grace & Company, Senior Secured 1st Lien Term Loan, Tranche B	3.00	% #	02/03/2021	5,891,053
Total Bank Loans (Cost $191,612,703)					191,552,632

Collateralized Loan Obligations - 20.7%
205,626	ACA Ltd., Series 2006-1A-A1	0.48	% # ^	07/25/2018	205,301
2,000,000	ACAS Ltd., Series 2007-1X-A1S	0.44	% # ^	04/20/2021	1,981,692
4,500,000	ACAS Ltd., Series 2014-1A-A	1.74	% # ^	07/18/2026	4,500,000
5,316,040	Apidos Ltd., Series 2006-3A-A1	0.49	% # ^	06/12/2020	5,295,679
3,250,000	Apidos Ltd., Series 2013-16A-X	1.23	% # ^	01/19/2025	3,250,146
2,250,000	Apidos Ltd., Series 2014-17A-X	1.21	% # ^	04/17/2026	2,249,658
312,329	ARES Ltd., Series 2006-6RA-A2	0.51	% #	03/12/2018	311,316
489,491	ARES Ltd., Series 2007-3RA-A2	0.45	% # ^	04/16/2021	482,767
1,896,962	Atrium Corporation, Series 4A-A1A	0.48	% # ^	06/08/2019	1,888,566
1,832,293	Atrium Corporation, Series 4A-A2	0.48	% # ^	06/08/2019	1,824,183
546,095	Atrium Corporation, Series 4X-A1A	0.48	% #	06/08/2019	543,678
1,963,431	Avenue Ltd., Series 2005-2A-A2L	0.64	% # ^	10/30/2017	1,964,686
1,950,000	Avenue Ltd., Series 2005-2A-B1L	2.02	% # ^	10/30/2017	1,948,376
516,595	Avenue Ltd., Series 2006-3A-A1L	0.49	% # ^	07/20/2018	517,108
419,785	Avenue Ltd., Series 2007-6A-A1	0.45	% # ^	07/17/2019	417,282
3,000,000	Avery Point Ltd., Series 2014-1A-A	1.76	% # ^	04/25/2026	2,999,835
1,000,000	Avery Point Ltd., Series 2014-1A-B1	2.34	% # ^	04/25/2026	994,664
3,750,000	Avery Point Ltd., Series 2014-1A-X	1.24	% # ^	04/25/2026	3,750,307
4,500,000	Babson, Inc., Series 2005-2A-A2	0.63	% # ^	07/20/2019	4,441,243
13,532,436	Babson, Inc., Series 2007-1X-A2A	0.44	% #	01/18/2021	13,442,039
16,017,618	Black Diamond Ltd., Series 2005-1A-A1	0.50	% # ^	06/20/2017	15,923,691
3,408,965	BlackRock Senior Income, Series 2005-2A-B	0.63	% # ^	05/25/2017	3,409,302
1,750,000	BlackRock Senior Income, Series 2005-2A-C	0.95	% # ^	05/25/2017	1,747,296
9,985,722	BlackRock Senior Income, Series 2006-4A-A	0.47	% # ^	04/20/2019	9,886,644
6,615,209	BlackRock Senior Income, Series 2007-5A-A3	0.45	% # ^	08/13/2019	6,482,713
4,500,000	BlueMountain Ltd., Series 2005-1A-A2	0.59	% # ^	11/15/2017	4,484,839
3,363,805	BMI Trust, Series 2013-1AR-A1R	1.17	% # ^	08/01/2021	3,344,487
880,000	Brookside Mill Ltd., Series 2013-1A-X	1.13	% # ^	04/17/2025	880,084
2,957,406	Callidus Debt Partners Fund Ltd., Series 2006-5A-A1B	0.47	% # ^	11/20/2020	2,926,366
2,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-D	3.98	% # ^	04/18/2025	2,201,114
530,000	Carlyle Global Market Strategies Ltd., Series 2013-4A-A1	1.70	% # ^	10/15/2025	530,143
5,000,000	Carlyle Global Market Strategies Ltd., Series 2014-1A-X	1.24	% # ^	04/17/2025	5,000,240
2,109,817	Carlyle High Yield Partners Ltd., Series 2006-8A-A1	0.48	% # ^	05/21/2021	2,081,096
14,742,394	Carlyle High Yield Partners Ltd., Series 2006-8A-A2A	0.47	% # ^	05/21/2021	14,643,045
5,000,000	Catamaran Ltd., Series 2012-1A-A	1.64	% # ^	12/20/2023	4,999,925
5,000,000	Catamaran Ltd., Series 2014-1A-A1	1.75	% # ^	04/20/2026	5,005,025
1,250,000	Catamaran Ltd., Series 2014-1A-A2	2.00	% # ^	04/20/2026	1,216,624
1,250,000	Catamaran Ltd., Series 2014-1A-B	2.85	% # ^	04/20/2026	1,203,372
3,183,135	Cent Ltd., Series 2005-10A-A1	0.48	% # ^	12/15/2017	3,160,652
500,000	Cent Ltd., Series 2013-18A-A	1.35	% # ^	07/23/2025	493,633
1,002,445	Chatham Light Ltd., Series 2005-2A-A1	0.47	% # ^	08/03/2019	1,001,471
3,300,000	Chatham Light Ltd., Series 2005-2A-A2	0.62	% # ^	08/03/2019	3,280,543
3,250,000	ColumbusNova Ltd., Series 2006-1A-D	1.78	% # ^	07/18/2018	3,127,257
8,458,227	ColumbusNova Ltd., Series 2007-1A-A1	0.48	% # ^	05/16/2019	8,419,682
5,000,000	Covenant Credit Partners Ltd., Series 2014-1A-A	0.00	% # ^	07/20/2026	4,972,500
3,500,000	Covenant Credit Partners Ltd., Series 2014-1A-X	0.00	% # ^	07/20/2017	3,500,000
33,373	Denali Capital Ltd., Series 6A-A1L	0.49	% # ^	04/21/2020	33,448
1,120,745	Dryden Leveraged Loan, Series 2005-8A-B	0.63	% # ^	05/22/2017	1,124,082
500,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.23	% # ^	01/15/2025	499,653
2,739,021	Eaton Vance Ltd., Series 2007-9A-A2	0.46	% # ^	04/20/2019	2,730,193
2,304,240	Four Corners Ltd., Series 2006-3A-A	0.48	% # ^	07/22/2020	2,283,147
244,782	Franklin Ltd., Series 2006-5A-A2	0.49	% # ^	06/15/2018	243,103
5,000,000	Galaxy Ltd., Series 2012-12X-A	1.63	% #	05/19/2023	5,002,420
2,157,173	Gannett Peak Ltd., Series 2006-1A-A1A	0.48	% # ^	10/27/2020	2,157,052
1,000,000	GoldenTree Loan Opportunities Ltd., Series 2012-6A-D	4.43	% # ^	04/17/2022	1,001,230
5,000,000	GoldenTree Loan Opportunities Ltd., Series 2014-8A-A	1.68	% # ^	04/19/2026	5,001,140
1,000,000	GSC Partners Fund Ltd., Series 2006-7A-C	1.23	% # ^	05/25/2020	1,002,032
348,091	Gulf Stream-Sextant Ltd., Series 2006-1A-A2	0.48	% # ^	08/21/2020	347,657
9,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.72	% #	08/15/2023	8,987,463
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-X	1.28	% # ^	04/18/2026	1,999,642
2,250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73	% # ^	04/28/2025	2,134,381
5,000,000	ING Ltd., Series 2012-1RA-A1R	1.43	% # ^	03/14/2022	4,998,390
1,000,000	ING Ltd., Series 2012-1RA-A2R	2.08	% # ^	03/14/2022	1,000,299
700,000	ING Ltd., Series 2012-4A-A1	1.62	% # ^	10/15/2023	699,121
4,000,000	Jamestown Ltd., Series 2014-4A-A1A	1.73	% # ^	07/15/2026	4,000,000
106,496	KKR Financial Corporation, Series 2005-1A-A1	0.50	% # ^	04/26/2017	106,244
7,539,319	KKR Financial Corporation, Series 2006-1A-A1	0.51	% # ^	08/25/2018	7,519,020
3,353,074	KKR Financial Corporation, Series 2007-1A-A	0.57	% # ^	05/15/2021	3,335,875
6,739,523	KKR Financial Corporation, Series 2007-AA-A	0.98	% # ^	10/15/2017	6,752,806
5,000,000	KKR Financial Corporation, Series 2013-1A-A1	1.38	% # ^	07/15/2025	4,933,885
2,500,000	Landmark Ltd., Series 2005-6X-E	4.98	% #	01/14/2018	2,478,485
179,805	Landmark Ltd., Series 2006-7A-A1L	0.50	% # ^	07/15/2018	179,950
6,737,544	Landmark Ltd., Series 2006-8A-A1	0.47	% # ^	10/19/2020	6,715,748
5,000,000	LCM LP, Series 10AR-AR	1.49	% # ^	04/15/2022	5,001,380
500,000	LCM LP, Series 10AR-BR	2.13	% # ^	04/15/2022	499,994
500,000	LCM LP, Series 10AR-CR	3.08	% # ^	04/15/2022	500,180
1,000,000	LCM LP, Series 11A-B	2.38	% # ^	04/19/2022	1,000,714
3,500,000	LCM LP, Series 12A-A	1.70	% # ^	10/19/2022	3,500,312
1,750,000	LCM LP, Series 15A-A	1.73	% # ^	08/25/2024	1,745,725
1,000,000	LCM LP, Series 15A-C	3.33	% # ^	08/25/2024	1,001,310
5,000,000	LCM LP, Series 16A-A	1.76	% # ^	07/15/2026	5,000,975
7,085,026	LCM LP, Series 5A-A1	0.46	% # ^	03/21/2019	7,058,074
2,550,000	Madison Park Funding Ltd., Series 2014-13A-X	1.23	% # ^	01/19/2025	2,552,152
51,451	Mountain Capital Ltd., Series 2005-4A-A1L	0.48	% # ^	03/15/2018	51,393
5,000,000	Mountain Hawk Ltd., Series 2014-A3-A	1.74	% # ^	04/18/2025	4,993,645
9,750,000	NewMark Capital Funding Ltd., Series 2013-1A-A2	1.35	% # ^	06/02/2025	9,570,278
10,000,000	NewMark Capital Funding Ltd., Series 2013-A1-A1	1.17	% # ^	06/02/2025	9,765,200
303,970	NOB Hill Ltd., Series 2006-1X-A1	0.47	% #	08/15/2018	303,361
1,000,000	Oak Hill Credit Partners, Series 2012-7A-A	1.65	% # ^	11/20/2023	997,970
9,750,000	Ocean Trails, Series 2013-4A-A	1.52	% # ^	08/13/2025	9,661,012
5,000,000	OZLM Ltd., Series 2014-6A-A1	1.73	% # ^	04/17/2026	4,999,935
13,515,995	Pacific Bay Ltd., Series 2003-1A-A2	1.57	% # ^	11/04/2038	13,056,452
5,300,544	Race Point Ltd., Series 2006-3-A	0.49	% # ^	04/15/2020	5,281,717
1,857,620	Race Point Ltd., Series 2007-4A-A1A	0.43	% # ^	08/01/2021	1,843,972
7,885,212	Sands Point Funding Ltd., Series 2006-1A-A1	0.49	% # ^	07/18/2020	7,854,759
2,750,000	Shackleton Ltd., Series 2014-5A-X	1.23	% # ^	05/07/2026	2,750,371
3,800,000	Slater Mill Loan Fund, Series 2012-1A-B	2.88	% # ^	08/17/2022	3,807,551
500,000	Venture Ltd., Series 2005-1A-A2	0.68	% # ^	11/22/2018	493,858
9,250,000	Venture Ltd., Series 2014-16A-A1L	1.87	% # ^	04/15/2026	9,252,137
2,250,000	Venture Ltd., Series 2014-17A-A	1.76	% # ^	07/15/2026	2,245,489
1,000,000	Venture Ltd., Series 2014-17A-B2	2.38	% # ^	07/15/2026	994,978
1,425,827	Vitesse Ltd., Series 2006-1A-A1L	0.48	% # ^	08/17/2020	1,422,491
10,152,434	Wasatch Ltd., Series 2006-1A-A1B	0.47	% # ^	11/14/2022	9,907,750
5,000,000	Washington Mill Ltd., Series 2014-1A-A1	1.73	% # ^	04/20/2026	4,994,105
1,000,000	Washington Mill Ltd., Series 2014-1A-B1	2.28	% # ^	04/20/2026	980,433
1,000,000	Washington Mill Ltd., Series 2014-1A-C	3.23	% # ^	04/20/2026	987,206
3,500,000	Washington Mill Ltd., Series 2014-1A-X	1.23	% # ^	04/20/2026	3,498,296
466,254	Westwood Ltd., Series 2007-2A-A1	0.45	% # ^	04/25/2022	458,481
2,500,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.47	% # ^	02/03/2025	2,474,845
5,000,000	WhiteHorse Ltd., Series 2013-1A-A1L	1.63	% # ^	11/24/2025	4,989,230
3,500,000	WhiteHorse Ltd., Series 2014-1A-X	1.21	% # ^	05/01/2026	3,502,307
10,000,000	Wind River Ltd., Series 2013-2A-A1	1.68	% # ^	01/18/2026	9,997,690
Total Collateralized Loan Obligations (Cost $401,828,270)					403,194,464

Foreign Corporate Bonds - 18.7%
1,450,000	Agromercantil Senior Trust	6.25	% ^	04/10/2019	1,518,875
350,000	Agromercantil Senior Trust	6.25%		04/10/2019	366,625
300,000	Andrade Gutierrez International S.A.	4.00	% ^	04/30/2018	299,250
5,865,000	Andrade Gutierrez International S.A.	4.00%		04/30/2018	5,850,338
2,500,000	Australia and New Zealand Banking Group Ltd.	3.25	% ^	03/01/2016	2,599,772
8,500,000	Banco Davivienda S.A.	2.95%		01/29/2018	8,521,250
1,500,000	Banco Davivienda S.A.	2.95	% ^	01/29/2018	1,503,750
9,000,000	Banco de Bogota S.A.	5.00%		01/15/2017	9,630,000
200,000	Banco de Bogota S.A.	5.00	% ^	01/15/2017	214,000
2,815,000	Banco de Chile	6.25%		06/15/2016	3,076,145
5,600,000	Banco de Costa Rica	5.25%		08/12/2018	5,754,000
9,000,000	Banco de Credito e Inversiones	3.00%		09/13/2017	9,268,893
7,000,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	6,965,000
2,000,000	Banco GNB Sudameris S.A.	3.88	% ^	05/02/2018	1,990,000
7,500,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	8,100,000
5,500,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	5,722,750
300,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75	% ^	04/04/2017	312,150
3,180,000	Banco Mercantil del Norte	6.86	% #	10/13/2021	3,412,204
7,000,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	7,192,500
650,000	Banco Regional SAECA	8.13%		01/24/2019	718,250
8,000,000	Banco Santander	1.83	% #	01/19/2016	8,080,000
2,150,000	Banco Santander	2.11	% #	06/07/2018	2,198,375
1,146,000	Bancolombia S.A.	6.88%		05/25/2017	1,277,790
500,000	Bancolombia S.A.	6.13%		07/26/2020	543,750
3,400,000	Bank Of Montreal	1.30%		07/15/2016	3,438,886
2,925,000	Bank Of Nova Scotia	1.38%		07/15/2016	2,959,886
450,000	Bank Of Nova Scotia	2.55%		01/12/2017	467,273
10,000,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	10,237,500
2,100,000	BBVA Bancomer S.A.	4.50%		03/10/2016	2,220,750
10,000,000	BBVA Bancomer S.A.	6.01	% #	05/17/2022	10,600,000
2,050,000	BP Capital Markets PLC	3.13%		10/01/2015	2,119,222
1,296,000	BP Capital Markets PLC	1.85%		05/05/2017	1,324,533
3,300,000	British Telecommunications PLC	1.63%		06/28/2016	3,347,091
1,270,000	Celulosa Arauco y Constitucion S.A.	5.63%		04/20/2015	1,317,584
3,500,000	Cemex S.A.B. de C.V.	4.98	% #	10/15/2018	3,771,250
4,000,000	CNPC General Capital Ltd.	1.13	% # ^	05/14/2017	4,014,028
9,000,000	Corpbanca S.A.	3.13%		01/15/2018	9,021,528
9,700,000	DBS Bank Ltd.	0.84	% #	07/15/2021	9,481,750
6,000,000	Delek & Avner Tamar Bond Ltd.	3.84	% ^	12/30/2018	6,051,390
3,410,000	Diageo Capital PLC	1.50%		05/11/2017	3,451,445
1,800,000	Ecopetrol S.A.	4.25%		09/18/2018	1,930,500
3,170,000	Embraer Overseas Ltd.	6.38%		01/24/2017	3,510,775
2,500,000	Empresas Publicas de Medellin	7.63%		07/29/2019	3,006,250
8,956,560	ENA Norte Trust	4.95%		04/25/2023	9,252,127
6,500,000	Fondo Mivivienda S.A.	3.38	% ^	04/02/2019	6,581,250
2,500,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	2,531,250
1,600,000	Freeport-McMoRan Copper & Gold, Inc.	2.38%		03/15/2018	1,625,286
7,260,000	Global Bank Corporation	4.75%		10/05/2017	7,495,950
12,550,000	Globo Communicacao e Participacoes S.A.	5.31	% #	05/11/2022	13,428,500
200,000	Grupo Aval Ltd.	5.25	% ^	02/01/2017	214,000
8,800,000	Grupo Aval Ltd.	5.25%		02/01/2017	9,416,000
400,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	442,000
5,500,000	Grupo Televisa S.A.B	6.00%		05/15/2018	6,280,615
824,077	Interoceanica IV Finance Ltd.	0.00%		11/30/2018	749,910
8,000,000	Inversiones CMPC S.A.	4.75%		01/19/2018	8,549,088
1,005,000	IOI Ventures BHD	5.25%		03/16/2015	1,031,407
275,000	Korea Development Bank	4.38%		08/10/2015	286,240
2,900,000	Korea Development Bank	3.25%		03/09/2016	3,012,804
8,000,000	LPG International, Inc.	7.25%		12/20/2015	8,680,000
2,800,000	Marfrig Holdings B.V.	6.88	% ^	06/24/2019	2,839,200
2,200,000	Millicom International Cellular S.A.	6.63%		10/15/2021	2,376,000
1,375,000	National Australia Bank Ltd.	1.60%		08/07/2015	1,392,821
1,900,000	National Australia Bank Ltd.	3.00	% ^	07/27/2016	1,981,347
2,000,000	Noble Group Ltd.	3.63%		03/20/2018	2,065,000
650,000	Orange S.A.	2.13%		09/16/2015	660,195
2,600,000	Orange S.A.	2.75%		09/14/2016	2,698,774
9,005,000	Oversea-Chinese Banking Corporation	4.25	% #	11/18/2019	9,099,003
1,000,000	Pacific Rubiales Energy Corporation	5.38	% ^	01/26/2019	1,045,000
4,700,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	4,911,500
3,211,000	PCCW-HKT Capital No 4 Ltd.	4.25%		02/24/2016	3,365,674
6,795,482	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	6,420,440
6,500,000	Petrobras Global Finance B.V.	1.85	% #	05/20/2016	6,524,310
1,500,000	Petrobras Global Finance B.V.	2.00%		05/20/2016	1,505,916
1,500,000	Petroleos Mexicanos	3.50%		07/18/2018	1,580,250
2,400,000	Petroleos Mexicanos	2.25	% #	07/18/2018	2,497,632
3,050,000	Prime Holdings Labuan Ltd.	5.38%		09/22/2014	3,075,815
4,500,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	5,028,750
2,993,400	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	3,270,290
9,000,000	Sigma Alimentos S.A.	5.63%		04/14/2018	9,999,000
3,000,000	Sinopec Group Overseas Development Ltd.	1.15	% # ^	04/10/2019	3,010,443
3,000,000	SK Telecom Company Ltd.	2.13%		05/01/2018	3,009,870
6,700,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	7,210,393
2,738,000	Southern Copper Corporation	6.38%		07/27/2015	2,892,149
1,880,000	Southern Copper Corporation	1.95%		09/01/2016	1,925,079
1,000,000	Tanner Servicios Financieros S.A.	4.38	% ^	03/13/2018	1,015,447
1,500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,523,171
2,079,000	Telemovil Finance Company Ltd.	8.00%		10/01/2017	2,193,345
8,000,000	United Overseas Bank Ltd.	5.38	% #	09/03/2019	8,047,936
2,942,000	Westpac Banking Corporation	1.13%		09/25/2015	2,965,995
375,000	Westpac Banking Corporation	2.00%		08/14/2017	383,452
2,200,000	WPP Finance	8.00%		09/15/2014	2,232,897
Total Foreign Corporate Bonds (Cost $359,331,240)					365,710,829

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.9%
2,400,000	Banco Nacional de Desenvolvimento Economico e Social	3.38	% ^	09/26/2016	2,487,000
5,000,000	Banco Nacional de Desenvolvimento Economico e Social	6.37%		06/16/2018	5,637,500
1,600,000	Banco Nacional de Desenvolvimento Economico e Social	4.00%		04/14/2019	1,628,000
800,000	Brazilian Government International Bond	8.00%		01/15/2018	894,000
1,000,000	Caixa Economica Federal	2.38%		11/06/2017	980,000
566,000	Colombia Government International Bond	2.03	% #	11/16/2015	574,490
2,184,000	Colombia Government International Bond	8.70%		02/15/2016	2,451,540
3,445,000	Corporacion Andina de Fomento	3.75%		01/15/2016	3,600,445
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $17,764,153)					18,252,975

Non-Agency Commercial Mortgage Backed Obligations - 15.8%
5,917,447	Asset Securitization Corporation, Series 1997-D4-PS1	2.02	% # I/O	04/14/2029	236,204
2,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2012-CLRN-A	1.30	% # ^	08/15/2029	2,001,417
6,450,000	Banc of America Commercial Mortgage Trust, Series 2005-3-AM	4.73%		07/10/2043	6,623,489
9,750,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	10,495,475
129,258	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47	% #	06/11/2041	129,252
2,729,673	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-A4	4.67%		06/11/2041	2,800,010
6,250,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-AJ	4.75%		06/11/2041	6,435,434
1,300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18-AJ	5.01	% #	02/13/2042	1,337,805
152,666	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12-AAB	5.87	% #	09/11/2038	152,603
6,254,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61	% #	09/11/2041	6,551,572
546,621	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	553,029
3,887,401	Boca Hotel Portfolio Trust, Series 2013-BOCA-A	1.30	% # ^	08/15/2026	3,892,690
4,100,000	Boca Hotel Portfolio Trust, Series 2013-BOCA-D	3.20	% # ^	08/15/2026	4,115,732
15,083	Capital Trust, Series 2005-3A-A2	5.16	% ^	06/25/2035	15,083
12,322,447	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.30	% # ^ I/O	11/15/2044	10,856
615,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83	% #	05/15/2043	632,119
12,000,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57	% #	04/15/2047	12,400,614
2,427,167	Commercial Mortgage Pass-Through Certificates, Series 2006-FL12-B	0.32	% # ^	12/15/2020	2,419,512
9,728,679	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	2.09	% # I/O	08/15/2045	1,044,281
90,968	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-A	2.09	% # ^	11/17/2026	91,677
27,290,520	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XACP	1.96	% # ^ I/O	12/17/2014	241,739
30,000,000	Commercial Mortgage Pass-Through Certificates, Series 2012-MVP-XBCP	1.58	% # ^ I/O	12/17/2014	215,460
3,600,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KY0-E	2.50	% # ^	06/11/2027	3,602,813
3,150,000	Commercial Mortgage Pass-Through Certificates, Series 2014-KY0-F	3.65	% # ^	06/11/2027	3,152,461
3,890,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.00	% # ^	02/13/2032	3,917,051
368,877	Credit Suisse First Boston Mortgage Securities Corporation, Series 1998-C2-F	6.75	% # ^	11/15/2030	382,217
9,500,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	9,638,211
2,000,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AM	5.23	% #	12/15/2040	2,103,359
5,940,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	6,396,792
1,258,686	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-A2	0.32	% # ^	10/15/2021	1,256,403
4,036,265	Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-KERB	0.60	% # ^	09/15/2021	4,016,390
10,022,415	Credit Suisse Mortgage Capital Certificates, Series 2006-TFL2A-KERE	0.75	% # ^	09/15/2021	9,943,875
5,725,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.05	% #	09/15/2039	6,274,703
20,200,000	Credit Suisse Mortgage Capital Certificates, Series 2007-TFLA-G	0.52	% # ^	02/15/2022	19,831,380
4,350,000	Credit Suisse Mortgage Capital Certificates, Series 2014-SURF-E	3.26	% # ^	02/15/2029	4,361,110
89,190	DBRR Trust, Series 2012-EZ1-A	0.95	% ^	09/25/2045	89,163
687,000	DBRR Trust, Series 2012-EZ1-B	1.39	% ^	09/25/2045	686,931
2,684,527	DDR Corporation, Series 2009-DDR1-A	3.81	% ^	10/14/2022	2,705,039
2,100,000	Del Coronado Trust, Series 2013-HDC-A	0.95	% # ^	03/15/2026	2,102,522
2,500,000	Del Coronado Trust, Series 2013-HDC-B	1.45	% # ^	03/15/2026	2,498,932
5,000,000	Extended Stay America Trust, Series 2013-ESH5-A15	1.28	% ^	12/05/2031	4,898,743
1,100,000	GE Capital Commercial Mortgage Corporation, Series 2005-C2-B	5.11	% #	05/10/2043	1,130,203
4,182,021	Greenwich Capital Commercial Funding Corporation, Series 2006-FL4A-D	0.42	% # ^	11/05/2021	4,159,865
2,552,239	Greenwich Capital Commercial Funding Corporation, Series 2006-FL4A-G	0.57	% # ^	11/05/2021	2,468,296
703,746	GS Mortgage Securities Corporation, Series 2012-GCJ7-A1	1.14%		05/10/2045	706,567
5,000,000	GS Mortgage Securities Corporation, Series 2013-KYO-A	1.00	% # ^	11/08/2029	5,030,867
48,944	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16	% ^	01/12/2039	49,049
838,511	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-LN2-A2	5.12%		07/15/2041	838,606
5,200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-B	5.14	% #	09/12/2037	5,156,601
64,248	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-ASB	5.51	% #	12/12/2044	65,637
254,282	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79	% #	06/12/2043	261,701
1,361,440	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	1,415,741
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	5,285,850
2,700,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89	% #	02/12/2049	2,945,151
3,147,817	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2010-C1-A1	3.85	% ^	06/15/2043	3,216,526
525,244	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19	% ^	11/13/2044	533,977
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-A	1.82	% # ^	10/15/2025	4,010,016
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-B	2.02	% # ^	10/15/2025	1,001,430
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-PHH-C	2.52	% # ^	10/15/2025	1,001,878
4,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-A	1.66	% # ^	07/17/2026	4,007,940
3,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-ALC-B	3.01	% # ^	07/17/2026	3,553,912
1,640,476	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A1	0.95	% # ^	04/15/2028	1,638,958
984,238	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-FL3-A2	0.85	% # ^	04/15/2028	983,394
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWRZ-A	0.93	% # ^	04/15/2030	5,003,710
2,400,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-JWRZ-D	3.14	% # ^	04/15/2030	2,407,802
5,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FBLU-B	1.65	% # ^	12/15/2028	5,779,702
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-C	1.85	% # ^	06/15/2029	2,503,124
2,500,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-INN-D	2.50	% # ^	06/15/2029	2,503,123
241,129	LB-UBS Commercial Mortgage Trust, Series 2004-C6-A6	5.02	% #	08/15/2029	241,295
6,830,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2-AJ	5.21	% #	04/15/2030	7,030,601
10,345,000	LB-UBS Commercial Mortgage Trust, Series 2005-C7-AJ	5.32	% #	11/15/2040	10,844,638
4,350,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	4,719,900
544,355	Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86	% #	08/12/2039	545,363
500,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1-AM	5.11	% #	07/12/2038	521,290
10,350,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1-AJ	5.46	% #	11/12/2037	10,854,832
123,772	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.27	% #	12/12/2049	123,551
3,902,390	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5-XA	2.03	% # ^ I/O	08/15/2045	351,239
117,372	Morgan Stanley Capital, Inc., Series 2005-HQ6-AAB	4.97	% #	08/13/2042	118,182
9,000,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.38	%#	11/14/2042	9,415,139
4,750,000	Morgan Stanley Capital, Inc., Series 2005-IQ10-AJ	5.35	% #	09/15/2042	4,944,016
1,277,325	Morgan Stanley Capital, Inc., Series 2005-T17-A5	4.78%		12/13/2041	1,289,833
10,750,000	Morgan Stanley Capital, Inc., Series 2005-T19-AJ	4.99	% #	06/12/2047	11,131,254
22,305,907	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.71	% # ^ I/O	11/12/2041	241,160
9,252,567	Morgan Stanley Capital, Inc., Series 2006-XLF-J	0.59	% # ^	07/15/2019	9,110,244
192,021	Morgan Stanley Capital, Inc., Series 2007-T25-AAB	5.51%		11/12/2049	193,038
6,508,100	Morgan Stanley Capital, Inc., Series 2007-XLF9-J	2.25	% # ^	12/15/2020	6,455,693
1,050,689	Morgan Stanley Re-Remic Trust, Series 2012-IO-AXA	1.00	% ^	03/27/2051	1,048,798
4,300,000	RBS Greenwich Capital Mortgage Loan Trust, Series 2010-MB1-C	4.98	% # ^	04/15/2024	4,403,540
703,514	RREF LLC, Series 2013-LT2-A	2.83	% ^	05/22/2028	704,237
54,835	SMA Issuer LLC, Series 2012-LV1-A	3.50	% ^	08/20/2025	54,857
971,251	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17-A4	5.08	% #	03/15/2042	987,151
42,439	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	44,252
5,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AM	5.38%		12/15/2043	5,445,850
116,635	WF-RBS Commercial Mortgage Trust, Series 2011-C3-A1	1.99	% ^	03/15/2044	117,357
3,418,650	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	2.38	% # ^ I/O	08/15/2045	381,391
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $308,948,850)					309,232,475

Non-Agency Residential Collateralized Mortgage Obligations - 8.9%
221,675	ACE Securities Corporation, Series 2006-NC1-A2C	0.35	% #	12/25/2035	221,061
1,612,066	Banc of America Funding Corporation, Series 2005-E-6A1	3.83	% #	05/20/2035	1,632,574
1,202,502	Banc of America Funding Corporation, Series 2012-R4-A	0.41	% # ^	03/04/2039	1,177,700
3,991,091	Banc of America Funding Corporation, Series 2012-R5-A	0.41	% # ^	10/03/2039	3,955,266
4,680,774	Banc of America Mortgage Securities, Inc., Series 2005-E-2A1	2.63	% #	06/25/2035	4,499,923
46,847	BCAP LLC Trust, Series 2009-RR13-6A5	6.00	% # ^	04/26/2037	48,772
1,122,228	BCAP LLC Trust, Series 2011-RR12-2A5	2.24	% # ^	12/26/2036	1,125,913
4,709,507	BCAP LLC Trust, Series 2013-RR1-4A2	4.00	% # ^	08/26/2037	4,720,966
1,698,045	Bear Stearns Asset Backed Securities Trust, Series 2004-AC2-2A	5.00%		05/25/2034	1,713,961
58,907	Bear Stearns Asset Backed Securities Trust, Series 2005-3-A1	0.60	% #	09/25/2035	59,035
967,907	Carrington Mortgage Loan Trust, Series 2007-RFC1-A1	0.20	% #	12/25/2036	966,233
4,937,820	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2-A3	0.33	% #	03/25/2037	4,721,109
577,559	Citigroup Mortgage Loan Trust, Inc., Series 2010-12-3A1	4.00	% ^	04/25/2037	590,817
1,646,038	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A6	4.00	% ^	11/25/2036	1,679,737
1,043,700	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A1	3.50	% # ^	04/25/2036	1,053,648
817,716	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-3A1	2.67	% # ^	09/25/2047	817,649
2,329,043	Countrywide Alternative Loan Trust, Series 2004-28CB-1A1	5.50%		01/25/2035	2,420,092
446,070	Countrywide Alternative Loan Trust, Series 2007-HY5R-2A1A	2.56	% #	03/25/2047	441,353
1,897,620	Countrywide Asset-Backed Certificates, Series 2005-15-1AF6	4.64	% #	04/25/2036	1,914,048
822,151	Countrywide Asset-Backed Certificates, Series 2006-2-2A2	0.34	% #	06/25/2036	801,031
1,062,433	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-5A1	5.25	% #	12/25/2020	1,104,769
876,573	Credit Suisse Mortgage Capital Certificates, Series 2009-13R-2A1	6.00	% ^	01/26/2037	890,458
5,959,977	Credit Suisse Mortgage Capital Certificates, Series 2010-18R-4A2	2.37	% # ^	04/26/2038	5,969,437
35,449	Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	4.95	% # ^	01/27/2036	35,829
591,902	Credit Suisse Mortgage Capital Certificates, Series 2011-16R-6A1	2.42	% # ^	09/27/2035	591,392
12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.72	% # ^	11/27/2037	11,176,730
8,702,677	Credit Suisse Mortgage Capital Certificates, Series 2013-3R-1A1	1.28	% # ^	04/27/2035	8,037,503
1,461,180	Ellington Loan Acquisition Trust, Series 2007-2-A2A	1.05	% # ^	05/25/2037	1,445,725
2,932,239	Fieldstone Mortgage Investment Trust, Series 2004-5-M2	1.88	% #	02/25/2035	2,860,498
6,786,815	First Franklin Mortgage Loan Trust, Series 2005-FF12-A2B	0.41	% #	11/25/2036	6,621,349
1,074,999	First Franklin Mortgage Loan Trust, Series 2006-FF1-2A3	0.39	% #	01/25/2036	1,063,762
94	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A1	0.28	% #	04/25/2047	94
2,345,338	GSR Mortgage Loan Trust, Series 2006-4F-2A7	5.50%		05/25/2036	2,295,882
3,028,029	Home Loan Trust, Series 2007-HI1-A3	5.72%		11/25/2025	3,128,235
683,634	Jefferies & Company, Inc., Series 2010-R7-5A1	1.15	% # ^	09/26/2035	663,956
1,906,798	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	5.71	% #	12/25/2036	1,816,618
3,754,403	JP Morgan Mortgage Acquisition Corporation, Series 2006-NC1-A4	0.32	% #	04/25/2036	3,635,471
6,064,569	JP Morgan Mortgage Acquisition Corporation, Series 2007-CH5-A3	0.26	% #	05/25/2037	5,902,909
347,046	JP Morgan Mortgage Trust, Series 2007-S1-1A1	5.00%		03/25/2022	345,431
317,964	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	315,895
515,223	JP Morgan Resecuritization Trust, Series 2009-7-8A1	2.94	% # ^	01/27/2047	516,465
350,249	JP Morgan Resecuritization Trust, Series 2011-2-2A3	3.50	% # ^	07/26/2036	354,883
2,302,953	JP Morgan Resecuritization Trust, Series 2011-2-6A11	5.50	% # ^	12/26/2035	2,292,294
928,289	JP Morgan Resecuritization Trust, Series 2012-2-3A3	2.38	% # ^	10/26/2036	928,506
13,690,436	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.66	% #	04/25/2036	13,031,803
3,602,314	MASTR Adjustable Rate Mortgages Trust, Series 2007-2-A2	0.26	% #	03/25/2047	3,545,217
159,633	MASTR Asset Backed Securities Trust, Series 2006-NC1-A3	0.34	% #	01/25/2036	157,212
2,108,713	Morgan Stanley Capital, Inc., Series 2005-WMC3-M3	0.86	% #	03/25/2035	2,104,561
2,997,511	Morgan Stanley Capital, Inc., Series 2006-NC2-A2C	0.33	% #	02/25/2036	2,979,984
211,814	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	217,205
3,055,602	Opteum Mortgage Acceptance Corporation, Series 2005-5-2AN	5.68	% #	12/25/2035	3,195,317
184,965	RAAC Series, Series 2007-SP2-A1	0.35	% #	06/25/2047	185,156
12,176,608	Residential Asset Mortgage Products, Inc., Series 2006-RS4-A3	0.32	% #	07/25/2036	11,580,271
4,903,304	Residential Asset Securities Corporation, Series 2006-KS6-A3	0.30	% #	08/25/2036	4,677,120
12,718,021	Residential Asset Securities Corporation, Series 2007-KS2-AI2	0.27	% #	02/25/2037	12,433,704
444,353	Residential Asset Securitization Trust, Series 2005-A5-A1	0.45	% #	05/25/2035	444,560
444,353	Residential Asset Securitization Trust, Series 2005-A5-A2	5.05	% # I/F I/O	05/25/2035	2,963
212,828	Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	215,111
6,473,751	Soundview Home Equity Loan Trust, Series 2007-NS1-A2	0.30	% #	01/25/2037	6,283,093
315,130	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	4.94	% #	06/25/2036	313,848
4,186,440	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-1-2A2	4.63	% #	02/25/2037	4,043,092
658,597	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45	% #	07/25/2033	658,228
298,356	Structured Asset Securities Corporation, Series 2004-15-2A1	4.75%		09/25/2019	303,112
867,082	Structured Asset Securities Corporation, Series 2005-10-6A1	5.00%		06/25/2020	907,390
8,652,536	Structured Asset Securities Corporation, Series 2005-AXS-1A3	5.00	% #	03/25/2035	8,912,787
837,034	Wells Fargo Alternative Loan Trust, Series 2007-PA5-2A1	6.00%		11/25/2022	868,514
3,788	Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	3,792
615,433	Wells Fargo Mortgage Loan Trust, Series 2012-RR1-A1	2.85	% # ^	08/27/2037	620,698
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $171,933,082)					174,239,717

US Corporate Bonds - 8.7%
3,385,000	Altria Group, Inc.	4.13%		09/11/2015	3,523,162
3,000,000	American Express Credit Corporation	1.75%		06/12/2015	3,038,760
500,000	American Express Credit Corporation	1.30%		07/29/2016	504,416
3,275,000	Amgen, Inc.	2.13%		05/15/2017	3,359,014
2,200,000	Anheuser-Busch InBev Worldwide, Inc.	0.80%		07/15/2015	2,210,470
1,450,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	1,455,957
3,000,000	AT&T, Inc.	2.50%		08/15/2015	3,065,985
600,000	AT&T, Inc.	1.70%		06/01/2017	607,408
2,122,000	BB&T Corporation	3.20%		03/15/2016	2,207,788
1,145,000	BB&T Corporation	2.15%		03/22/2017	1,172,640
2,575,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	2,590,174
912,000	Berkshire Hathaway, Inc.	2.20%		08/15/2016	941,520
971,000	Boeing Capital Corporation	3.25%		10/27/2014	980,353
2,175,000	Boeing Company	3.75%		11/20/2016	2,324,053
1,400,000	Caterpillar Financial Services Corporation	1.10%		05/29/2015	1,410,878
1,900,000	Caterpillar Financial Services Corporation	1.35%		09/06/2016	1,922,739
3,505,000	Citigroup, Inc.	1.35%		03/10/2017	3,505,298
3,005,000	Comcast Corporation	6.50%		01/15/2017	3,420,123
3,490,000	ConocoPhillips Company	4.60%		01/15/2015	3,568,403
3,655,000	Daimler Finance North America LLC	1.45	% ^	08/01/2016	3,697,135
3,400,000	Devon Energy Corporation	1.88%		05/15/2017	3,461,078
1,600,000	DIRECTV Holdings LLC	2.40%		03/15/2017	1,648,835
3,360,000	Dow Chemical Company	2.50%		02/15/2016	3,454,759
3,357,000	Duke Energy Corporation	2.15%		11/15/2016	3,455,186
3,045,000	eBay, Inc.	0.70%		07/15/2015	3,057,807
405,000	eBay, Inc.	1.35%		07/15/2017	407,207
3,160,000	Ecolab, Inc.	3.00%		12/08/2016	3,306,912
3,410,000	Express Scripts Holding Company	1.25%		06/02/2017	3,406,437
2,920,000	General Electric Capital Corporation	1.63%		07/02/2015	2,957,872
675,000	General Electric Capital Corporation	2.90%		01/09/2017	706,509
1,650,000	General Mills, Inc.	5.20%		03/17/2015	1,705,750
1,700,000	General Mills, Inc.	5.70%		02/15/2017	1,902,706
3,213,000	Gilead Sciences, Inc.	3.05%		12/01/2016	3,368,943
3,080,000	Goldman Sachs Group, Inc.	5.75%		10/01/2016	3,390,680
3,450,000	Hewlett-Packard Company	3.30%		12/09/2016	3,632,836
1,440,000	John Deere Capital Corporation	0.88%		04/17/2015	1,447,167
1,850,000	John Deere Capital Corporation	1.40%		03/15/2017	1,875,776
1,875,000	JP Morgan Chase & Company	1.10%		10/15/2015	1,883,392
1,400,000	JP Morgan Chase & Company	3.15%		07/05/2016	1,460,000
1,765,000	Kellogg Company	1.13%		05/15/2015	1,777,671
1,630,000	Kellogg Company	1.75%		05/17/2017	1,650,533
1,350,000	Kinder Morgan Energy Partners LP	3.50%		03/01/2016	1,406,238
1,654,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	1,846,147
3,168,000	Kraft Foods, Inc.	4.13%		02/09/2016	3,332,679
2,145,000	Kroger Company	2.20%		01/15/2017	2,202,342
1,329,000	Marriott International, Inc.	5.81%		11/10/2015	1,414,100
1,500,000	Marriott International, Inc.	6.20%		06/15/2016	1,648,629
800,000	MetLife Institutional Funding	1.63	% ^	04/02/2015	807,363
1,460,000	Metropolitan Life Global Funding	2.50	% ^	09/29/2015	1,496,103
3,475,000	Morgan Stanley	1.75%		02/25/2016	3,525,784
3,400,000	Mylan, Inc.	1.80%		06/24/2016	3,449,817
2,019,000	National Rural Utilities Cooperative Finance Corporation	3.88%		09/16/2015	2,100,053
780,000	National Rural Utilities Cooperative Finance Corporation	1.90%		11/01/2015	793,735
750,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	753,418
3,085,000	ONEOK Partners LP	3.25%		02/01/2016	3,206,466
3,179,000	Phillips 66	1.95%		03/05/2015	3,211,349
400,000	Phillips 66	2.95%		05/01/2017	419,498
1,650,000	PNC Funding Corporation	4.25%		09/21/2015	1,723,268
1,625,000	PNC Funding Corporation	2.70%		09/19/2016	1,688,355
2,852,000	Procter & Gamble Company	3.15%		09/01/2015	2,945,700
908,000	Simon Property Group LP	5.25%		12/01/2016	992,291
1,375,000	Southern Power Company	4.88%		07/15/2015	1,438,088
1,050,000	Southwest Airlines Company	5.75%		12/15/2016	1,160,564
1,900,000	Southwest Airlines Company	5.13%		03/01/2017	2,072,896
3,375,000	Thomson Reuters Corporation	1.30%		02/23/2017	3,381,402
3,255,000	Toyota Motor Credit Corporation	1.75%		05/22/2017	3,321,366
2,401,000	Valero Energy Corporation	4.50%		02/01/2015	2,456,612
1,000,000	Valero Energy Corporation	6.13%		06/15/2017	1,139,766
3,245,000	Verizon Communications, Inc.	2.50%		09/15/2016	3,346,555
2,900,000	Wal-Mart Stores, Inc.	0.60%		04/11/2016	2,906,940
455,000	Wal-Mart Stores, Inc.	5.38%		04/05/2017	509,670
3,577,000	Waste Management, Inc.	2.60%		09/01/2016	3,702,796
426,000	WellPoint, Inc.	5.00%		12/15/2014	435,107
2,977,000	WellPoint, Inc.	5.25%		01/15/2016	3,182,187
3,315,000	Wells Fargo & Company	2.10%		05/08/2017	3,402,327
2,975,000	Xerox Corporation	4.25%		02/15/2015	3,043,975
550,000	Xerox Corporation	2.95%		03/15/2017	574,494
Total US Corporate Bonds (Cost $169,322,503)					170,502,412

US Government / Agency Mortgage Backed Obligations - 1.4%
276,074	Federal Home Loan Mortgage Corporation, Pool G0-6871	6.00%		06/01/2038	311,579
608,351	Federal Home Loan Mortgage Corporation, Pool G06954	6.00%		05/01/2040	682,880
649,440	Federal Home Loan Mortgage Corporation, Pool N7-0081	5.50%		07/01/2038	728,706
147,998	Federal Home Loan Mortgage Corporation, Series 3267-BA	5.80%		11/15/2036	160,038
728,764	Federal Home Loan Mortgage Corporation, Series 3818-JA	4.50%		01/15/2040	784,711
116,043	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	121,465
6,982,748	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	6,671,942
390,042	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	407,034
3,375,175	Federal National Mortgage Association, Series 2012-133-PB	6.50%		04/25/2042	3,887,041
86,819	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	97,621
341,710	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	359,623
286,397	Federal National Mortgage Association Pass-Thru, Pool AD0189	5.50%		02/01/2039	321,396
555,759	Federal National Mortgage Association Pass-Thru, Pool AL1690	6.00%		05/01/2041	625,462
433,314	Federal National Mortgage Association Pass-Thru, Pool AL1691	6.00%		06/01/2041	488,804
591,596	Federal National Mortgage Association Pass-Thru, Pool AL1744	6.00%		10/01/2040	665,920
10,534,896	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	11,295,594
Total US Government / Agency Mortgage Backed Obligations (Cost $27,156,528)					27,609,816

US Government Bonds and Notes - 7.1%
21,500,000	United States Treasury Notes	2.13%		12/31/2015	22,102,581
39,000,000	United States Treasury Notes	0.38%		03/31/2016	39,010,647
17,000,000	United States Treasury Notes	0.25%		04/15/2016	16,962,481
14,000,000	United States Treasury Notes	1.75%		05/31/2016	14,356,020
24,800,000	United States Treasury Notes	1.00%		08/31/2016	25,059,631
20,000,000	United States Treasury Notes	1.00%		10/31/2016	20,190,620
Total US Government Bonds and Notes (Cost $137,506,564)					137,681,980

Affiliated Mutual Funds - 2.6% (a)
5,000,000	DoubleLine Low Duration Emerging Markets Fixed Income Fund				50,950,000
Total Affiliated Mutual Funds (Cost $50,000,000)					50,950,000

Short Term Investments - 4.7%
30,382,597	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01	% ♦		30,382,597
30,382,597	Fidelity Institutional Government Portfolio	0.01	% ♦		30,382,597
30,382,597	Morgan Stanley Institutional Liquidity Fund	0.04	% ♦		30,382,597
Total Short Term Investments (Cost $91,147,791)					91,147,791

Total Investments - 100.7% (Cost $1,953,859,951)					1,967,601,143
Liabilities in Excess of Other Assets - (0.7)%					(14,150,502)
NET ASSETS - 100.0%					$1,953,450,641

#	Variable rate security. Rate disclosed as of June 30, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $624,383,339 or 32.0% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
(a)	Institutional class shares held
♦	Seven-day yield as of June 30, 2014
&	Unfunded loan commitments

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$1,953,906,108
Gross Tax Unrealized Appreciation	16,808,458
Gross Tax Unrealized Depreciation	(3,113,423)
Net Tax Unrealized Appreciation (Depreciation)	$13,695,035

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

COUNTRY BREAKDOWN as a % of Net Assets:

United States	81.1%
Colombia	2.9%
Brazil	2.9%
Chile	2.6%
Mexico	2.1%
Peru	2.0%
Singapore	1.4%
Panama	1.2%
Costa Rica	0.7%
United Kingdom	0.6%
China	0.6%
Australia	0.5%
Canada	0.3%
South Korea	0.3%
Israel	0.3%
Malaysia	0.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
France	0.2%
Qatar	0.2%
Netherlands	0.1%
El Salvador	0.1%
Guatemala	0.1%
Indonesia	0.1%
Paraguay	0.0%
Other Assets and Liabilities	(0.7)%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	20.7%
Non-Agency Commercial Mortgage Backed Obligations	15.8%
Banking	10.4%
Non-Agency Residential Collateralized Mortgage Obligations	8.9%
US Government Bonds and Notes	7.1%
Short Term Investments	4.7%
Oil & Gas	3.4%
Affiliated Mutual Funds	2.6%
Chemicals/Plastics	2.4%
Telecommunications	1.7%
Financial Intermediaries	1.5%
Media	1.5%
Business Equipment and Services	1.5%
US Government / Agency Mortgage Backed Obligations	1.4%
Asset Backed Obligations	1.4%
Food Products	1.4%
Leisure	1.2%
Transportation	1.2%
Healthcare	1.1%
Utilities	1.1%
Consumer Products	1.1%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.9%
Beverage and Tobacco	0.8%
Hotels/Motels/Inns and Casinos	0.7%
Pharmaceuticals	0.7%
Industrial Equipment	0.6%
Air Transport	0.6%
Pulp & Paper	0.5%
Automotive	0.5%
Finance	0.5%
Cable Television	0.4%
Energy	0.3%
Mining	0.3%
Construction	0.3%
Industrial	0.3%
Insurance	0.3%
Retail	0.2%
Building and Development	0.2%
Environmental Control	0.2%
Food/Drug Retailers	0.1%
Conglomerates	0.1%
Real Estate	0.1%
Other Assets and Liabilities	(0.7)%
100.0%

DoubleLine Floating Rate Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 90.8%
Air Transport - 3.4%
3,952,356	Delta Air Lines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	10/18/2018	3,955,873
4,000,000	Orbitz Worldwide, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	04/15/2021	4,027,820
3,963,722	United Airlines, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	04/01/2019	3,958,411
					11,942,104
Automotive - 3.3%
609,524	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Delayed Draw Term Loan	5.75%	# &	06/01/2018	614,476
2,590,476	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.75%	#	06/01/2018	2,611,524
500,000	Cooper-Standard Automotive, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/05/2021	500,365
4,000,000	Gates Global LLC, Senior Secured 1st Lien Term Loan	4.25%	#	06/11/2021	3,991,880
3,809,389	Tower Automotive Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/23/2020	3,805,237
					11,523,482
Building and Development - 3.9%
3,683,122	Capital Automotive LP, Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/10/2019	3,699,567
3,944,483	HD Supply, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	06/28/2018	3,953,536
1,995,000	Interline Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	03/17/2021	1,993,344
4,000,000	Signode Industrial Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/30/2021	3,993,740
					13,640,187
Business Equipment and Services - 13.4%
3,925,000	AlixPartners LLP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	07/10/2020	3,927,944
1,047,619	Allied Security Holdings LLC, Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	3.25%	# &	02/12/2021	1,045,786
2,945,357	Allied Security Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	02/12/2021	2,940,203
3,986,104	Brand Energy & Infrastructure Services, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	11/26/2020	4,011,017
3,453,785	Duff & Phelps LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/23/2020	3,473,212
3,920,022	Emdeon, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.75%	#	11/02/2018	3,933,095
4,000,000	Hillman Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/30/2021	4,022,500
4,438,051	KAR Auction Services, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	03/11/2021	4,437,363
2,985,000	Mitchell International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/13/2020	3,002,403
2,500,000	Mitchell International, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	2,558,338
4,949,749	Monitronics International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/23/2018	4,966,751
4,934,435	Protection One, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	03/21/2019	4,950,619
3,990,000	TransUnion LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	04/09/2021	3,997,840
					47,267,071
Cable Television - 1.1%
4,000,000	Virgin Media Investment Holdings Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/08/2020	3,992,400
Chemicals/Plastics - 6.5%
2,607,079	AI Chem & CY SCA, Senior Secured 1st Lien Term Loan, Tranche B1	4.50%	#	10/03/2019	2,623,373
1,352,688	AI Chem & CY SCA, Senior Secured 1st Lien Term Loan, Tranche B2	4.50%	#	10/03/2019	1,361,142
1,000,000	Arizona Chemical, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/10/2021	1,010,730
4,441,287	Arysta Lifescience LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/29/2020	4,457,942
4,021,192	Clondalkin Acquisition BV, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/29/2020	4,037,095
1,994,980	Ineos Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	05/04/2018	1,992,995
1,973,456	PolarPak, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	1,979,623
3,979,418	Univar, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	06/30/2017	4,001,484
1,229,202	WNA Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/05/2020	1,233,043
					22,697,427
Conglomerates - 0.6%
1,980,025	Spectrum Brands, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche C	3.50%	#	09/04/2019	1,983,530
Consumer Products - 0.9%
3,000,000	Post Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	06/02/2021	3,026,790
Containers and Glass Products - 3.7%
1,000,000	Ardagh Holdings, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.00%	#	12/17/2019	1,003,125
2,989,987	Ardagh Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	12/17/2019	3,004,937
4,972,506	Exopack Holdings S.A., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	05/08/2019	5,057,984
3,952,494	Reynolds Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	12/01/2018	3,963,422
					13,029,468
Cosmetics/Toiletries - 1.1%
3,980,000	Revlon Consumer Products Corporation, Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	10/08/2019	3,992,935
Drugs - 3.0%
4,000,000	Akorn, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	04/16/2021	4,020,000
4,000,000	Ikaria, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	02/12/2021	4,032,000
2,437,500	Salix Pharmaceuticals Ltd., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	01/02/2020	2,459,401
					10,511,401
Electronics/Electric - 2.3%
3,960,025	Allflex Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/17/2020	3,970,341
3,975,013	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	3,975,430
					7,945,771
Energy - 0.3%
1,000,000	Bayonne Energy Center LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	06/24/2021	1,010,000
Financial Intermediaries - 3.8%
2,985,000	Grosvenor Capital Management Holdings LLP, Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	01/04/2021	2,971,329
3,960,025	Guggenheim Partners Investment Management, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	07/22/2020	3,978,835
4,240,636	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/01/2020	4,271,381
2,000,000	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	04/29/2019	2,045,840
					13,267,385
Food Products - 2.1%
3,959,975	CSM Bakery Supplies LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	07/03/2020	3,986,586
3,433,395	Del Monte Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	03/09/2020	3,410,855
					7,397,441
Food/Drug Retailers - 1.1%
3,902,284	SUPERVALU, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	03/21/2019	3,904,001
Health Care - 6.8%
3,939,963	American Renal Holdings, Inc., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.50%	#	08/20/2019	3,947,350
3,980,000	CHS/Community Health Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche D	4.25%	#	01/27/2021	4,007,363
1,000,000	DaVita HealthCare Partners, Inc. Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	06/24/2021	1,005,740
4,000,000	Healogics, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	06/11/2021	3,960,000
3,890,000	PharMEDium Healthcare Corporation, Senior Secured 1st Lien Term Loan	4.25%	#	01/28/2021	3,893,248
1,500,000	Select Medical Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche E	5.00%	#	06/01/2018	1,501,867
3,960,000	Surgical Care Affiliates, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche C	4.00%	#	06/29/2018	3,960,000
1,488,750	U.S. Renal Care, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	07/03/2019	1,495,494
					23,771,062
Hotels/Motels/Inns and Casinos - 1.7%
1,995,000	Belmond Interfin Ltd., Guaranteed Senior Secured 1st Lien Term Loan	4.00%	#	03/19/2021	2,003,738
3,960,025	Four Seasons Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	3.50%	#	06/29/2020	3,960,025
					5,963,763
Industrial Equipment - 7.3%
3,980,000	Crosby Worldwide Ltd. Senior Secured 1st Lien Term Loan	4.00%	#	11/23/2020	3,982,487
4,000,000	Doosan Infracore International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	05/28/2021	4,032,500
3,980,000	Filtration Group, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	11/20/2020	4,017,313
4,000,000	Jazz Acquisition, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.50%	#	06/25/2021	4,023,760
1,496,250	Ply Gem Industries, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	02/01/2021	1,489,143
3,970,000	Rexnord LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	08/21/2020	3,972,739
3,975,013	TMS International Corporation, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/16/2020	4,002,361
					25,520,303
Insurance - 2.3%
4,000,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	4,089,000
4,000,000	Asurion LLC, Senior Secured 2nd Lien Term Loan	8.50%	#	03/03/2021	4,157,500
					8,246,500
Leisure - 6.7%
4,000,000	24 Hour Fitness Worldwide, Inc. Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	05/28/2021	4,030,000
3,287,199	Emerald Expositions Holding, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	06/17/2020	3,314,943
4,381,579	Hilton Worldwide Finance LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	10/26/2020	4,379,388
4,000,000	IMG Worldwide, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	05/06/2021	4,035,000
3,970,000	Live Nation Entertainment, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B1	3.50%	#	08/14/2020	3,969,166
3,965,025	WMG Acquisition Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	07/01/2020	3,906,799
					23,635,296
Media - 1.1%
3,710,734	Media General, Inc., Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	4.25%	#	07/31/2020	3,732,053
Oil and Gas - 3.9%
1,985,006	Fieldwood Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.88%	#	09/28/2018	1,994,107
4,000,000	Fieldwood Energy LLC, Senior Secured 2nd Lien Term Loan	8.38%	#	09/30/2020	4,132,500
3,583,663	Ruby Western Pipeline Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	3.50%	#	03/27/2020	3,588,877
4,000,000	UTEX Industires, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	05/21/2021	4,055,000
					13,770,484
Publishing - 1.1%
3,960,025	Springer Science + Business Media GmbH, Senior Secured 1st Lien Term Loan, Tranche B2	5.00%	#	08/14/2020	3,973,034
Retailers (other than Food/Drug) - 5.6%
3,952,487	CDW LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.25%	#	04/29/2020	3,916,915
1,000,000	Michales Stores, Inc. Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	4.00%	#	01/28/2020	1,001,605
3,990,000	National Vision, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.00%	#	03/12/2021	3,956,743
4,000,000	Neiman Marcus Group Ltd., Guaranteed Senior Secured 1st Lien Term Loan	4.25%	#	10/23/2020	3,996,920
1,984,377	Serta Simmons Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	10/01/2019	1,991,570
4,960,075	Spin Holdco, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.25%	#	11/14/2019	4,975,129
					19,838,882
Telecommunications - 0.6%
1,969,938	Telesat Canada, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	3.50%	#	03/28/2019	1,970,253
Utilities - 2.1%
995,000	Calpine Corporation, Guaranteed Senior Secured 1st Lien Delayed-Draw Term Loan	4.00%	#	10/30/2020	999,562
3,943,968	Calpine Corporation, Senior Secured 1st Lien Term Loan, Tranche B1	3.54%	#	04/02/2018	3,963,274
2,296,556	EFS Cogen Holdings I LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	3.75%	#	12/17/2020	2,306,132
					7,268,968
Water Treatment - 1.1%
3,980,000	WTG Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	01/15/2021	3,993,253
Total Bank Loans (Cost $317,943,313)					318,815,244

Non-Agency Commercial Mortgage Backed Obligations - 2.2%
7,650,000	CGBAM Commercial Mortgage Trust, Series 2013-BREH-E	4.50%	# ^	05/15/2030	7,726,339
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $7,707,476)					7,726,339

Short Term Investments - 10.5%
12,301,486	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		12,301,486
12,301,486	Fidelity Institutional Government Portfolio	0.01%	♦		12,301,486
12,301,485	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		12,301,485
Total Short Term Investments (Cost $36,904,457)					36,904,457

Total Investments - 103.5% (Cost $362,555,246)					363,446,040
Liabilities in Excess of Other Assets - (3.5)%					(12,261,281)
NET ASSETS - 100.0%					$351,184,759

#	Variable rate security. Rate disclosed as of June 30, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $7,726,339 or 2.2% of net assets.

♦	Seven-day yield as of June 30, 2014
&	Unfunded loan commitment

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$362,555,269
Gross Tax Unrealized Appreciation	1,332,513
Gross Tax Unrealized Depreciation	(441,742)
Net Tax Unrealized Appreciation (Depreciation)	$890,771

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

DoubleLine Shiller Enhanced CAPE ®
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 16.8%
500,000	ARES Ltd., Series 2014-1A-A2	2.24%	# ^	04/17/2026	496,914
250,000	Avery Point Ltd., Series 2013-2A-D	3.68%	# ^	07/17/2025	240,472
250,000	Avery Point Ltd., Series 2014-1A-B1	2.34%	# ^	04/25/2026	248,666
500,000	Avery Point Ltd., Series 2014-1A-C	3.34%	# ^	04/25/2026	497,980
250,000	Avery Point Ltd., Series 2014-1A-D	3.74%	# ^	04/25/2026	238,611
338,662	Black Diamond Ltd., Series 2005-2A-A	0.49%	# ^	01/07/2018	333,841
250,000	Catamaran Ltd., Series 2014-1A-A2	2.00%	# ^	04/20/2026	243,325
250,000	Catamaran Ltd., Series 2014-1A-B	2.85%	# ^	04/20/2026	240,675
250,000	Cornerstone Ltd., Series 2007-1A-A1S	0.45%	# ^	07/15/2021	246,651
250,000	Flatiron Ltd., Series 2014-1A-B	3.08%	# ^	07/17/2026	246,150
250,000	Flatiron Ltd., Series 2014-1A-C	3.53%	# ^	07/17/2026	236,775
500,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1X-A2	2.72%	#	08/15/2023	499,303
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-D	4.03%	# ^	08/01/2025	242,598
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-1A-X	1.28%	# ^	04/18/2026	249,955
500,000	ING Ltd., Series 2012-1RA-A2R	2.08%	# ^	03/14/2022	500,149
500,000	ING Ltd., Series 2012-1RA-BR	2.98%	# ^	03/14/2022	500,490
500,000	LCM LP, Series 10AR-BR	2.13%	# ^	04/15/2022	499,994
500,000	LCM LP, Series 10AR-CR	3.08%	# ^	04/15/2022	500,179
500,000	LCM LP, Series 11A-B	2.38%	# ^	04/19/2022	500,356
250,000	LCM LP, Series 11A-D2	4.18%	# ^	04/19/2022	250,520
500,000	LCM LP, Series 14A-D	3.73%	# ^	07/15/2025	479,977
250,000	LCM LP, Series 15A-C	3.33%	# ^	08/25/2024	250,328
250,000	LCM LP, Series 16A-D	3.86%	# ^	07/15/2026	241,323
250,000	Madison Park Funding Ltd., Series 2012-9X-C1	3.82%	#	08/15/2022	250,303
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	# ^	01/19/2025	240,778
250,000	Madison Park Funding Ltd., Series 2014-13A-X	1.23%	# ^	01/19/2025	250,211
500,000	North End Ltd., Series 2013-1A-C	2.98%	# ^	07/17/2025	493,071
250,000	North End Ltd., Series 2013-1A-D	3.73%	# ^	07/17/2025	238,858
250,000	OCP Ltd., Series 2012-2A-A2	1.71%	# ^	11/22/2023	250,037
185,762	Race Point Ltd., Series 2007-4A-A1A	0.43%	# ^	08/01/2021	184,397
500,000	Slater Mill Loan Fund, Series 2012-1A-B	2.88%	# ^	08/17/2022	500,993
500,000	Venture Ltd., Series 2012-10A-C	3.48%	# ^	07/20/2022	498,855
500,000	Venture Ltd., Series 2013-14A-B1	2.08%	# ^	08/28/2025	490,493
250,000	Venture Ltd., Series 2014-16A-A1L	1.87%	# ^	04/15/2026	250,058
Total Collateralized Loan Obligations (Cost $11,638,216)					11,633,286

Foreign Corporate Bonds - 19.5%
200,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	217,500
200,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	209,500
100,000	Agromercantil Senior Trust	6.25%		04/10/2019	104,750
100,000	Australia and New Zealand Banking Group Ltd.	3.25%	^	03/01/2016	103,991
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	214,940
200,000	Banco Davivienda S.A.	2.95%		01/29/2018	200,500
200,000	Banco de Costa Rica	5.25%		08/12/2018	205,500
200,000	Banco de Credito e Inversiones	3.00%		09/13/2017	205,975
250,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	248,750
200,000	Banco International del Peru S.A.A.	5.75%		10/07/2020	216,000
200,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	208,100
250,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	268,254
200,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	205,500
150,000	Banco Regional SAECA	8.13%		01/24/2019	165,750
300,000	Bancolombia S.A.	6.13%		07/26/2020	326,250
125,000	Bank Of Montreal	1.30%		07/15/2016	126,430
125,000	Bank Of Nova Scotia	2.55%		01/12/2017	129,798
200,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	204,750
300,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	318,000
75,000	BP Capital Markets PLC	1.85%		05/05/2017	76,651
50,000	Camposol S.A.	9.88%		02/02/2017	52,625
200,000	Cementos Progreso Trust	7.13%		11/06/2023	216,500
200,000	Cemex S.A.B. de C.V.	4.98%	#	10/15/2018	215,500
200,000	CNPC General Capital Ltd.	1.13%	# ^	05/14/2017	200,701
200,000	Columbus International, Inc.	7.38%		03/30/2021	216,250
200,000	Corpbanca S.A.	3.13%		01/15/2018	200,478
400,000	DBS Bank Ltd.	0.84%	#	07/15/2021	391,000
200,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	201,713
95,000	Diageo Capital PLC	1.50%		05/11/2017	96,155
200,000	Digicel Ltd.	7.00%		02/15/2020	212,000
200,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	219,500
371,256	ENA Norte Trust	4.95%		04/25/2023	383,508
200,000	Ferreycorp S.A.A.	4.88%		04/26/2020	205,000
300,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	303,750
200,000	Global Bank Corporation	4.75%		10/05/2017	206,500
200,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	214,000
200,000	Grupo Aval Ltd.	5.25%		02/01/2017	214,000
400,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	442,000
200,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	214,000
250,000	Guanay Finance Ltd.	6.00%		12/15/2020	264,498
60,000	Intelsat S.A.	7.75%		06/01/2021	63,750
100,000	Intercorp Retail Trust	8.88%		11/14/2018	110,250
200,000	Inversiones CMPC S.A.	4.75%		01/19/2018	213,727
200,000	JBS Investments GmbH	7.75%		10/28/2020	215,000
100,000	Korea Development Bank	3.25%		03/09/2016	103,890
100,000	LPG International, Inc.	7.25%		12/20/2015	108,500
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	202,800
200,000	Mexico Generadora de Energia	5.50%		12/06/2032	205,000
200,000	Millicom International Cellular S.A.	6.63%		10/15/2021	216,000
200,000	Minerva Luxembourg S.A.	8.75%	# †	04/03/2019	211,000
100,000	National Australia Bank Ltd.	3.00%	^	07/27/2016	104,281
200,000	OAS Investments GmbH	8.25%		10/19/2019	207,500
150,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	155,438
197,780	Odebrecht Offshore Drilling	6.63%	^	10/01/2022	211,625
100,000	Orange S.A.	2.75%		09/14/2016	103,799
200,000	Oversea-Chinese Banking Corporation	4.00%	#	10/15/2024	203,740
200,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	208,999
215,169	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	203,294
166,300	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	181,683
200,000	Rearden G Holdings EINS GmbH	7.88%		03/30/2020	213,500
250,000	Reliance Holdings, Inc.	4.50%		10/19/2020	261,351
200,000	Sigma Alimentos S.A.	6.88%		12/16/2019	233,000
115,000	Southern Copper Corporation	1.95%		09/01/2016	117,757
100,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	101,545
200,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	215,500
100,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	108,750
200,000	Vedanta Resources PLC	6.00%		01/31/2019	207,760
25,000	Westpac Banking Corporation	1.13%		09/25/2015	25,204
50,000	Westpac Banking Corporation	2.00%		08/14/2017	51,127
Total Foreign Corporate Bonds (Cost $13,184,831)					13,392,337

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 0.4%
200,000	Banco Nacional de Desenvolvimento Economico e Social	4.00%		04/14/2019	203,500
101,000	Corporacion Andina de Fomento	3.75%		01/15/2016	105,557
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $308,683)					309,057

Non-Agency Commercial Mortgage Backed Obligations - 13.7%
200,000	BAMLL Commercial Mortgage Securities Trust, Series 2014-IP-E	2.81%	# ^	06/15/2028	198,720
400,000	Banc of America Commercial Mortgage Trust, Series 2005-3-AM	4.73%		07/10/2043	410,759
250,000	Banc of America Commercial Mortgage Trust, Series 2006-5-AM	5.45%		09/10/2047	269,115
300,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	318,632
110,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR4-D	6.04%	#	06/11/2041	117,198
300,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	314,274
300,000	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	310,015
110,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.78%	#	06/10/2046	118,396
115,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8-AM	5.35%		12/10/2046	125,136
3,248,091	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.38%	# I/O	05/10/2047	257,775
110,000	Commercial Mortgage Pass-Through Certificates, Series 2014-TWC-C	2.00%	# ^	02/13/2032	110,765
110,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-AMFX	4.88%		04/15/2037	111,600
310,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C6-AJ	5.23%	#	12/15/2040	324,405
100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C1-C	5.64%	#	02/15/2039	103,537
150,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	5.98%	#	06/15/2038	162,420
110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4-AM	5.51%		09/15/2039	118,459
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5-AM	5.34%		12/15/2039	97,722
187,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2-AM	5.62%	#	01/15/2049	205,215
150,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.05%	#	09/15/2039	164,403
300,000	Credit Suisse Mortgage Capital Certificates, Series 2014-SURF-E	3.26%	# ^	02/15/2029	300,766
300,000	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AJ	5.82%	#	07/10/2038	314,526
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AJ	6.26%	#	12/10/2049	157,046
250,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG11-AM	5.87%	#	12/10/2049	276,731
150,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-AM	5.48%		03/10/2039	161,823
115,000	GS Mortgage Securities Corporation, Series 2006-GG8-AJ	5.62%		11/10/2039	119,259
300,000	GS Mortgage Securities Corporation, Series 2013-KING-C	3.55%	# ^	12/10/2027	306,535
200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-B	5.14%	#	09/12/2037	198,331
300,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	317,151
300,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.89%	#	02/12/2049	327,240
150,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7-AM	5.38%		11/15/2038	162,755
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	313,563
179,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2-AM	5.49%	#	02/15/2040	192,717
300,000	Madison Avenue Trust, Series 2013-650M-D	4.17%	# ^	10/12/2032	306,780
250,000	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.86%	#	05/12/2039	255,425
150,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AJ	5.80%	#	08/12/2043	154,627
100,000	Merrill Lynch Mortgage Trust, Series 2006-C2-AM	5.78%	#	08/12/2043	108,541
5,454,123	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	1.19%	# I/O	10/15/2046	300,189
110,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AJ	5.20%	#	11/14/2042	115,074
94,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AM	5.20%	#	11/14/2042	98,632
290,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	308,270
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.50%	#	12/15/2044	116,098
250,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AJ	5.63%	#	10/15/2048	256,904
110,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28-AM	5.60%	#	10/15/2048	118,919
3,985,861	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.50%	# I/O	03/15/2047	332,025
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $9,427,962)					9,458,473

Non-Agency Residential Collateralized Mortgage Obligations - 10.0%
40,000	Chase Mortgage Finance Trust, Series 2004-S3-2A4	5.50%		03/25/2034	41,110
256,038	Countrywide Alternative Loan Trust, Series 2004-33-1A1	2.74%	#	12/25/2034	252,511
53,860	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-8-6A1	4.50%		12/25/2019	54,980
210,000	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-8A5	6.00%		12/25/2035	209,664
1,000,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.72%	# ^	11/27/2037	931,395
980,000	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.86%	# ^	07/27/2037	804,304
200,471	GMACM Mortgage Loan Trust, Series 2005-J1-A6	6.00%		12/25/2035	202,606
94,992	GSR Mortgage Loan Trust, Series 2004-2F-14A1	5.50%		09/25/2019	98,071
230,252	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A2	0.26%	#	11/25/2036	227,203
203,390	Home Equity Mortgage Trust, Series 2003-6-M2	2.35%	#	03/25/2034	198,466
504,777	HSI Asset Loan Obligation Trust, Series 2006-2-1A1	6.00%		12/25/2036	344,368
702,670	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	596,517
62,462	Lehman XS Trust, Series 2005-6-3A2B	5.42%	#	11/25/2035	62,786
536,880	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.66%	#	04/25/2036	511,051
765,788	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.62%	#	02/25/2036	728,301
382,580	NovaStar Mortgage Funding Trust, Series 2005-4-A2C	0.39%	#	01/25/2036	380,030
724,708	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	612,853
108,729	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A2	5.38%	#	09/25/2036	108,665
306,398	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A5	6.00%		07/25/2036	255,871
216,064	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	205,922
85,446	Wells Fargo Mortgage Backed Securities, Series 2005-9-2A2	5.25%		10/25/2035	87,723
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,834,116)					6,914,397

US Corporate Bonds - 10.8%
50,000	Activision Blizzard, Inc.	5.63%	^	09/15/2021	54,000
42,000	Alere, Inc.	6.50%		06/15/2020	44,310
75,000	Altria Group, Inc.	4.13%		09/11/2015	78,061
55,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	60,500
126,000	American Express Credit Corporation	1.30%		07/29/2016	127,113
100,000	Amgen, Inc.	2.13%		05/15/2017	102,565
125,000	Anheuser-Busch InBev Worldwide, Inc.	1.38%		07/15/2017	125,514
55,000	Ashland, Inc.	4.75%		08/15/2022	55,549
75,000	AT&T, Inc.	1.70%		06/01/2017	75,926
60,000	Atlas Pipeline Partners LP	4.75%		11/15/2021	59,100
55,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	56,513
75,000	BB&T Corporation	2.15%		03/22/2017	76,811
125,000	Berkshire Hathaway Finance Corporation	0.95%		08/15/2016	125,736
55,000	Berry Plastics Corporation	5.50%		05/15/2022	55,378
40,000	Biomet, Inc.	6.50%		08/01/2020	43,300
75,000	Boeing Company	3.75%		11/20/2016	80,139
50,000	Caterpillar Financial Services Corporation	1.35%		09/06/2016	50,598
25,000	Caterpillar Financial Services Corporation	1.00%		03/03/2017	25,028
55,000	CCO Holdings LLC	5.25%		09/30/2022	56,031
55,000	Cinemark USA, Inc.	7.38%		06/15/2021	60,913
60,000	CIT Group, Inc.	5.00%		08/15/2022	62,325
70,000	Citigroup, Inc.	1.35%		03/10/2017	70,006
100,000	Comcast Corporation	6.50%		01/15/2017	113,813
35,000	CommScope, Inc.	5.00%	^	06/15/2021	35,875
50,000	ConocoPhillips Company	4.60%		01/15/2015	51,123
75,000	ConocoPhillips Company	1.05%		12/15/2017	74,340
95,000	Devon Energy Corporation	1.88%		05/15/2017	96,707
75,000	DIRECTV Holdings LLC	2.40%		03/15/2017	77,289
75,000	Dow Chemical Company	2.50%		02/15/2016	77,115
83,000	Duke Energy Corporation	2.15%		11/15/2016	85,428
95,000	eBay, Inc.	1.35%		07/15/2017	95,518
85,000	Ecolab, Inc.	3.00%		12/08/2016	88,952
55,000	Equinix, Inc.	7.00%		07/15/2021	60,981
100,000	Express Scripts Holding Company	1.25%		06/02/2017	99,896
60,000	Gates Global LLC	6.00%	^	07/15/2022	60,300
125,000	General Electric Capital Corporation	2.90%		01/09/2017	130,836
75,000	General Mills, Inc.	5.70%		02/15/2017	83,943
125,000	Gilead Sciences, Inc.	3.05%		12/01/2016	131,067
100,000	Goldman Sachs Group, Inc.	5.75%		10/01/2016	110,087
55,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	61,325
55,000	Gray Television, Inc.	7.50%		10/01/2020	59,538
60,000	H.J. Heinz Company	4.25%		10/15/2020	60,450
30,000	HCA, Inc.	3.75%		03/15/2019	30,338
50,000	HD Supply, Inc.	7.50%		07/15/2020	54,875
100,000	Hewlett-Packard Company	3.30%		12/09/2016	105,299
50,000	Hexion Finance Corporation	6.63%		04/15/2020	53,250
65,000	Hilcorp Energy LP	5.00%	^	12/01/2024	65,162
25,000	IASIS Healthcare LLC	8.38%		05/15/2019	26,719
60,000	Icahn Enterprises LP	4.88%		03/15/2019	61,950
95,000	John Deere Capital Corporation	1.40%		03/15/2017	96,324
90,000	JP Morgan Chase & Company	3.15%		07/05/2016	93,857
95,000	Kellogg Company	1.75%		05/17/2017	96,197
60,000	Kinder Morgan Energy Partners LP	6.00%		02/01/2017	66,970
102,000	Kraft Foods, Inc.	4.13%		02/09/2016	107,301
80,000	Kroger Company	2.20%		01/15/2017	82,139
55,000	LifePoint Hospitals, Inc.	5.50%	^	12/01/2021	57,749
50,000	Louisiana-Pacific Corporation	7.50%		06/01/2020	55,250
50,000	Manitowoc Company, Inc.	8.50%		11/01/2020	56,000
100,000	Metropolitan Life Global Funding	2.50%	^	09/29/2015	102,473
50,000	MGM Resorts International	6.63%		12/15/2021	55,688
125,000	Morgan Stanley	1.75%		02/25/2016	126,827
25,000	MPT Operating Partnership LP	6.38%		02/15/2022	26,938
100,000	Mylan, Inc.	1.80%		06/24/2016	101,465
75,000	National Rural Utilities Cooperative Finance Corporation	1.10%		01/27/2017	75,343
35,000	NCL Corporation Ltd.	5.00%		02/15/2018	36,313
50,000	Newfield Exploration Company	5.75%		01/30/2022	55,500
50,000	Oasis Petroleum, Inc.	6.88%	^	03/15/2022	54,750
75,000	ONEOK Partners LP	3.25%		02/01/2016	77,953
75,000	Phillips 66	2.95%		05/01/2017	78,656
90,000	PNC Funding Corporation	2.70%		09/19/2016	93,509
50,000	Post Holdings, Inc.	7.38%	^	02/15/2022	54,188
95,000	Procter & Gamble Company	0.75%		11/04/2016	94,968
55,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	56,788
55,000	Reynolds Group Issuer LLC	5.75%		10/15/2020	58,300
50,000	RR Donnelley & Sons Company	7.88%		03/15/2021	57,750
35,000	Safway Group Holding LLC	7.00%	^	05/15/2018	37,275
55,000	Sally Holdings LLC	5.75%		06/01/2022	58,850
55,000	SBA Communications Corporation	5.63%		10/01/2019	58,506
25,000	Sealed Air Corporation	6.50%	^	12/01/2020	28,250
55,000	Select Medical Corporation	6.38%		06/01/2021	57,750
45,000	Service Corporation International	5.38%		01/15/2022	46,800
125,000	Simon Property Group LP	2.15%		09/15/2017	128,664
35,000	SM Energy Company	5.00%		01/15/2024	35,000
55,000	Smithfield Foods, Inc.	5.88%	^	08/01/2021	58,300
60,000	Southern Star Central Corporation	5.13%	^	07/15/2022	60,600
50,000	Southwest Airlines Company	5.75%		12/15/2016	55,264
25,000	Southwest Airlines Company	5.13%		03/01/2017	27,275
50,000	Spectrum Brands, Inc.	6.63%		11/15/2022	54,375
55,000	Terex Corporation	6.00%		05/15/2021	59,538
100,000	Thomson Reuters Corporation	1.30%		02/23/2017	100,190
43,000	Toll Brothers Finance Corporation	5.88%		02/15/2022	46,977
90,000	Toyota Motor Credit Corporation	1.75%		05/22/2017	91,835
60,000	TransDigm, Inc.	6.00%	^	07/15/2022	61,725
55,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	57,888
50,000	United Rentals North America, Inc.	7.63%		04/15/2022	56,375
80,000	Valero Energy Corporation	6.13%		06/15/2017	91,181
125,000	Verizon Communications, Inc.	2.50%		09/15/2016	128,912
70,000	Wal-Mart Stores, Inc.	5.38%		04/05/2017	78,411
75,000	Waste Management, Inc.	2.60%		09/01/2016	77,638
35,000	WCI Communities, Inc.	6.88%	^	08/15/2021	36,138
40,000	WCI Communities, Inc.	6.88%		08/15/2021	41,300
105,000	WellPoint, Inc.	5.25%		01/15/2016	112,237
125,000	Wells Fargo & Company	2.10%		05/08/2017	128,292
100,000	Xerox Corporation	2.95%		03/15/2017	104,454
Total US Corporate Bonds (Cost $7,468,007)					7,496,788

US Government / Agency Mortgage Backed Obligations - 1.9%
1,455,943	Federal Home Loan Mortgage Corporation, Series 3417-SM	6.13%	# I/F I/O	02/15/2038	235,573
1,051,540	Federal National Mortgage Association Pass-Thru, Pool MA1200	3.00%		10/01/2032	1,073,542
Total US Government / Agency Mortgage Backed Obligations (Cost $1,301,809)					1,309,115

US Government Bonds and Notes - 4.3%
460,000	United States Treas Notes	2.13%		12/31/2015	472,892
850,000	United States Treas Notes	0.38%		03/31/2016	850,233
400,000	United States Treas Notes	0.25%		04/15/2016	399,117
290,000	United States Treas Notes	1.75%		05/31/2016	297,375
540,000	United States Treas Notes	1.00%		08/31/2016	545,653
430,000	United States Treas Notes	1.00%		10/31/2016	434,098
Total US Government Bonds and Notes (Cost $2,996,624)					2,999,368

Affiliated Mutual Funds - 13.6% (a)
558,788	DoubleLine Core Fixed Income Fund				6,157,842
317,632	DoubleLine Floating Rate Fund				3,220,786
Total Affiliated Mutual Funds (Cost $9,382,904)					9,378,628

Short Term Investments - 3.0%
689,427	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		689,427
689,428	Fidelity Institutional Government Portfolio	0.01%	♦		689,428
689,428	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		689,428
Total Short Term Investments (Cost $2,068,283)					2,068,283

Total Investments - 94.0% (Cost $64,611,435)					64,959,732
Other Assets in Excess of Liabilities - 6.0%					4,145,670
NET ASSETS - 100.0%					$69,105,402

#	Variable rate security. Rate disclosed as of June 30, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $16,550,169 or 23.9% of net assets.

I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates
(a)	Institutional class shares held
♦	Seven-day yield as of June 30, 2014
†	Perpetual Maturity

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Tax Cost of Investments	$64,611,435
Gross Tax Unrealized Appreciation	433,386
Gross Tax Unrealized Depreciation	(85,089)
Net Tax Unrealized Appreciation (Depreciation)	$348,297

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Total Return Swaps - Long
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
Shiller Barclays CAPE® US Sector ER USD Index	Barclays Capital, Inc.	870,000	07/03/2014	4,700
Shiller Barclays CAPE® US Sector ER USD Index	Barclays Capital, Inc.	880,000	07/06/2014	(243)
Shiller Barclays CAPE® US Sector ER USD Index	Barclays Capital, Inc.	350,000	07/10/2014	(942)
Shiller Barclays CAPE® US Sector ER USD Index	Barclays Capital, Inc.	750,000	07/10/2014	(315)
Shiller Barclays CAPE® US Sector ER USD Index	Barclays Capital, Inc.	760,000	07/10/2014	-
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	5,717,000	11/20/2014	784,659
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,370,000	12/18/2014	297,757
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	3,967,000	12/18/2014	470,840
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	5,534,000	12/18/2014	572,882
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	550,000	01/29/2015	49,562
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	1,540,000	01/29/2015	147,831
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,050,000	01/29/2015	196,537
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	3,000,000	01/29/2015	263,508
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	194,000	02/26/2015	16,692
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	600,000	02/26/2015	69,677
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	603,000	02/26/2015	79,562
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	498,000	03/26/2015	32,417
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	500,000	03/26/2015	38,772
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	703,000	03/26/2015	58,344
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	8,000,000	03/26/2015	558,650
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	700,000	04/30/2015	60,879
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	807,000	04/30/2015	42,805
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	1,000,000	04/30/2015	55,817
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	1,000,000	04/30/2015	53,666
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,000,000	05/01/2015	151,205
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	1,000,000	05/28/2015	54,289
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	1,000,000	05/28/2015	40,087
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,000,000	05/28/2015	100,845
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,000,000	05/28/2015	103,780
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,000,000	06/25/2015	31,383
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,500,000	06/25/2015	2,059
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	3,000,000	06/25/2015	52,093
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	4,000,000	06/25/2015	99,419
Shiller Barclays CAPE® US Sector ER II USD Index	Barclays Capital, Inc.	2,000,000	07/30/2015	258
				$4,489,475

Shiller Barclays CAPE® US Sector ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an exchange-traded fund that invests primarily in equity securities of companies in the relevant sector.

Shiller Barclays CAPE® US Sector ER II USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index that invests primarily in equity securities of companies in the relevant sector.

COUNTRY BREAKDOWN as a % of Net Assets:

United States	74.1%
Mexico	2.9%
Colombia	2.8%
Brazil	2.2%
Peru	2.0%
Chile	1.4%
Panama	1.2%
Singapore	0.9%
Guatemala	0.8%
India	0.7%
Costa Rica	0.6%
Paraguay	0.5%
Australia	0.4%
Canada	0.4%
Dominican Republic	0.3%
Barbados	0.3%
Germany	0.3%
Jamaica	0.3%
Netherlands	0.3%
Israel	0.3%
China	0.3%
Qatar	0.3%
United Kingdom	0.2%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.2%
South Korea	0.1%
France	0.1%
Luxembourg	0.1%
Other Assets and Liabilities	6.0%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	16.8%
Non-Agency Commercial Mortgage Backed Obligations	13.7%
Affiliated Mutual Funds	13.6%
Non-Agency Residential Collateralized Mortgage Obligations	10.0%
Banking	8.4%
US Government Bonds and Notes	4.3%
Short Term Investments	3.0%
Oil & Gas	2.6%
Telecommunications	1.9%
Building and Development	1.9%
US Government / Agency Mortgage Backed Obligations	1.9%
Transportation	1.7%
Consumer Products	1.6%
Chemicals/Plastics	1.5%
Financial Intermediaries	1.1%
Media	1.1%
Utilities	1.0%
Business Equipment and Services	0.9%
Healthcare	0.9%
Industrial	0.6%
Construction	0.5%
Food Products	0.5%
Mining	0.5%
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	0.4%
Retail	0.4%
Insurance	0.3%
Beverage and Tobacco	0.3%
Finance	0.3%
Pulp & Paper	0.3%
Energy	0.3%
Pharmaceuticals	0.3%
Automotive	0.3%
Real Estate	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Leisure	0.1%
Air Transport	0.1%
Food/Drug Retailers	0.1%
Environmental Control	0.1%
Containers and Glass Products	0.1%
Cosmetics/Toiletries	0.1%
Conglomerates	0.1%
Other Assets and Liabilities	6.0%
100.0%

DoubleLine Flexible Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 14.7%
250,000	Avery Point Ltd., Series 2013-2A-C	2.98%	# ^	07/17/2025	246,125
500,000	Avery Point Ltd., Series 2013-2A-D	3.68%	# ^	07/17/2025	480,943
250,000	ColumbusNova Ltd., Series 2006-1A-D	1.78%	# ^	07/18/2018	240,558
250,000	Dryden Senior Loan Fund, Series 2012-25A-D	4.23%	# ^	01/15/2025	249,827
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.73%	# ^	04/28/2025	237,154
250,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.23%	# ^	04/28/2025	232,059
500,000	LCM LP, Series 10AR-BR	2.13%	# ^	04/15/2022	499,994
100,000	LCM LP, Series 12A-C	3.48%	# ^	10/19/2022	100,645
250,000	LCM LP, Series 16A-D	3.86%	# ^	07/15/2026	241,323
250,000	Madison Park Funding Ltd., Series 2014-13A-D	3.58%	# ^	01/19/2025	240,778
250,000	Madison Park Funding Ltd., Series 2014-13X E	5.23%	#	01/19/2025	234,355
250,000	Washington Mill Ltd., Series 2014-1A-C	3.23%	# ^	04/20/2026	246,802
Total Collateralized Loan Obligations (Cost $3,248,599)					3,250,563

Foreign Corporate Bonds - 19.4%
200,000	Abengoa Transmision Sur S.A.	6.88%	^	04/30/2043	222,000
200,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	217,500
200,000	AES El Salvador Trust	6.75%		03/28/2023	206,500
100,000	Agromercantil Senior Trust	6.25%		04/10/2019	104,750
200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	214,940
150,000	B Communications Ltd.	7.38%	^	02/15/2021	162,000
200,000	Banco do Brasil S.A.	9.00%	# ^ †	06/18/2024	198,250
200,000	Banco Nacional de Costa Rica	6.25%		11/01/2023	206,000
200,000	Banco Regional SAECA	8.13%		01/24/2019	221,000
200,000	Bancolombia S.A.	5.13%		09/11/2022	202,120
200,000	Comcel Trust	6.88%		02/06/2024	216,500
250,000	CorpGroup Banking S.A.	6.75%		03/15/2023	249,010
100,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	94,500
100,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	103,289
200,000	Digicel Ltd.	7.13%		04/01/2022	209,000
10,000	Ecopetrol S.A.	5.88%		05/28/2045	10,393
200,000	Fermaca Enterprises S. de R.L. de C.V.	6.38%	^	03/30/2038	209,500
40,000	Intelsat S.A.	7.75%		06/01/2021	42,500
200,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	202,800
150,000	Metalsa S.A. de C.V.	4.90%		04/24/2023	146,250
200,000	Mexico Generadora de Energia	5.50%		12/06/2032	205,000
200,000	Minerva Luxembourg S.A.	8.75%	# ^ †	04/03/2019	211,000
92,602	Nakilat, Inc.	6.27%		12/31/2033	102,672
100,000	SUAM Finance B.V.	4.88%		04/17/2024	102,250
200,000	Vedanta Resources PLC	8.25%		06/07/2021	224,875
Total Foreign Corporate Bonds (Cost $4,221,633)					4,284,599

Non-Agency Commercial Mortgage Backed Obligations - 5.9%
100,000	Banc of America Commercial Mortgage Trust, Series 2007-1-AMFX	5.48%	#	01/15/2049	106,211
100,000	Banc of America Commercial Mortgage Trust, Series 2007-5-AM	5.77%	#	02/10/2051	109,002
100,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AJ	5.61%	#	09/11/2041	104,758
100,000	CD Commercial Mortgage Trust, Series 2007-CD4-AMFX	5.37%	#	12/11/2049	105,661
100,000	CGBAM Commercial Mortgage Trust, Series 2014-HD-D	2.15%	# ^	02/15/2031	100,282
1,349,207	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	1.22%	# I/O	05/10/2047	107,076
100,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4-A1AM	6.05%	#	09/15/2039	109,602
100,000	GS Mortgage Securities Corporation, Series 2006-GG6-AJ	5.75%	#	04/10/2038	104,292
123,533	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	130,595
100,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	104,521
100,000	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	106,300
100,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	103,725
Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,287,866)					1,292,025

Non-Agency Residential Collateralized Mortgage Obligations - 12.9%
402,000	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	2.72%	# ^	11/27/2037	374,420
300,000	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	8.86%	# ^	07/27/2037	246,215
401,526	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	340,867
536,880	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.66%	#	04/25/2036	511,052
386,031	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	353,108
391,067	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A4	5.75%		02/25/2036	375,596
382,894	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.62%	#	02/25/2036	364,151
272,343	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	272,826
Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $2,808,581)					2,838,235

US Corporate Bonds - 7.0%
35,000	American Axle & Manufacturing, Inc.	6.63%		10/15/2022	38,500
25,000	Ashland, Inc.	4.75%		08/15/2022	25,250
25,000	Avis Budget Car Rental LLC	5.50%		04/01/2023	25,688
20,000	Berry Plastics Corporation	5.50%		05/15/2022	20,138
25,000	Biomet, Inc.	6.50%		08/01/2020	27,063
30,000	CCO Holdings LLC	5.25%		09/30/2022	30,563
35,000	Cinemark USA, Inc.	7.38%		06/15/2021	38,762
40,000	CIT Group, Inc.	5.00%		08/15/2022	41,550
25,000	CommScope, Inc.	5.00%	^	06/15/2021	25,625
100,000	Equinix, Inc.	7.00%		07/15/2021	110,874
40,000	Gates Global LLC	6.00%	^	07/15/2022	40,200
35,000	Goodyear Tire & Rubber Company	7.00%		05/15/2022	39,025
100,000	Gray Television, Inc.	7.50%		10/01/2020	108,250
40,000	H.J. Heinz Company	4.25%		10/15/2020	40,300
30,000	HD Supply, Inc.	7.50%		07/15/2020	32,925
25,000	Hexion Finance Corporation	6.63%		04/15/2020	26,624
40,000	Hilcorp Energy LP	5.00%	^	12/01/2024	40,100
35,000	Icahn Enterprises LP	4.88%		03/15/2019	36,138
25,000	LifePoint Hospitals, Inc.	5.50%	^	12/01/2021	26,250
100,000	Louisiana-Pacific Corporation	7.50%		06/01/2020	110,500
25,000	Manitowoc Company, Inc.	8.50%		11/01/2020	28,000
10,000	MPT Operating Partnership LP	6.38%		02/15/2022	10,775
25,000	NCL Corporation Ltd.	5.00%		02/15/2018	25,938
50,000	Oasis Petroleum, Inc.	6.88%	^	03/15/2022	54,750
100,000	Revlon Consumer Products Corporation	5.75%		02/15/2021	103,250
100,000	Reynolds Group Issuer LLC	5.75%		10/15/2020	105,999
50,000	Sally Holdings LLC	5.75%		06/01/2022	53,500
25,000	SBA Communications Corporation	5.63%		10/01/2019	26,594
25,000	SM Energy Company	5.00%		01/15/2024	25,000
30,000	Southern Star Central Corporation	5.13%	^	07/15/2022	30,300
50,000	Spectrum Brands, Inc.	6.63%		11/15/2022	54,374
15,000	Terex Corporation	6.00%		05/15/2021	16,238
25,000	Toll Brothers Finance Corporation	5.88%		02/15/2022	27,313
40,000	TransDigm, Inc.	6.00%	^	07/15/2022	41,150
25,000	Ultra Petroleum Corporation	5.75%	^	12/15/2018	26,313
40,000	WCI Communities, Inc.	6.88%	^	08/15/2021	41,300
Total US Corporate Bonds (Cost $1,547,873)					1,555,119

Affiliated Mutual Funds - 25.3% (a)
206,823	DoubleLine Floating Rate Fund				2,097,189
318,927	DoubleLine Total Return Bond Fund				3,505,002
Total Affiliated Mutual Funds (Cost $5,604,355)					5,602,191

Short Term Investments - 22.1%
1,622,909	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		1,622,909
1,622,909	Fidelity Institutional Government Portfolio	0.01%	♦		1,622,909
1,622,910	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		1,622,910
Total Short Term Investments (Cost $4,868,728)					4,868,728

Total Investments - 107.3% (Cost $23,587,635)					23,691,460
Liabilities in Excess of Other Assets - (7.3)%					(1,611,996)
NET ASSETS - 100.0%					$22,079,464

#	Variable rate security. Rate disclosed as of June 30, 2014.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $5,804,392 or 26.3% of net assets.

I/O	Interest only security
(a)	Institutional class shares held
♦	Seven-day yield as of June 30, 2014
†	Perpetual Maturity

The cost basis of investments for federal income tax purposes at June 30, 2014 is as follows Ω:

Tax Cost of Investments	$23,587,635
Gross Tax Unrealized Appreciation	125,929
Gross Tax Unrealized Depreciation	(22,104)
Net Tax Unrealized Appreciation (Depreciation)	$103,825

Ω	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

COUNTRY BREAKDOWN as a % of Net Assets:

United States	87.9%
Mexico	2.5%
Colombia	1.9%
Brazil	1.9%
Chile	1.6%
Guatemala	1.5%
Peru	1.5%
Israel	1.2%
India	1.0%
Paraguay	1.0%
Dominican Republic	1.0%
Jamaica	0.9%
El Salvador	0.9%
Costa Rica	0.9%
Netherlands	0.9%
Qatar	0.5%
Luxembourg	0.2%
Other Assets and Liabilities	(7.3)%
100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Affiliated Mutual Funds	25.3%
Short Term Investments	22.1%
Collateralized Loan Obligations	14.7%
Non-Agency Residential Collateralized Mortgage Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	5.9%
Banking	4.4%
Utilities	4.3%
Telecommunications	3.1%
Consumer Products	2.3%
Oil & Gas	2.1%
Finance	1.6%
Automotive	1.2%
Mining	1.0%
Transportation	1.0%
Building and Development	1.0%
Media	0.6%
Business Equipment and Services	0.6%
Containers and Glass Products	0.5%
Cosmetics/Toiletries	0.5%
Industrial	0.4%
Chemicals/Plastics	0.3%
Conglomerates	0.3%
Retail	0.2%
Healthcare	0.2%
Food Products	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Financial Intermediaries	0.2%
Energy	0.1%
Leisure	0.1%
Real Estate	0.0%
Other Assets and Liabilities	(7.3)%
100.0%

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Schedule of Investments
June 30, 2014 (Unaudited)

Principal Amount/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 95.6%
Barbados - 1.5%
1,000,000	Columbus International, Inc.	7.38%	^	03/30/2021	1,081,250
					1,081,250
Brazil - 10.2%
1,000,000	Andrade Gutierrez International S.A.	4.00%		04/30/2018	997,500
1,500,000	Globo Communicacao e Participacoes S.A.	5.31%	#	05/11/2022	1,605,000
1,400,000	JBS Investments GmbH	7.75%		10/28/2020	1,505,000
600,000	Minerva Luxembourg S.A.	8.75%	# ^ †	04/03/2019	633,000
1,000,000	OAS Investments GmbH	8.25%		10/19/2019	1,037,500
1,500,000	Petrobras Global Finance B.V.	3.11%	#	03/17/2020	1,544,925
200,000	Raizen Energy Finance Ltd.	7.00%		02/01/2017	223,500
					7,546,425
Chile - 13.5%
1,500,000	Corpbanca S.A.	3.13%		01/15/2018	1,503,588
1,505,000	Guanay Finance Ltd.	6.00%		12/15/2020	1,592,275
1,300,000	Inversiones CMPC S.A.	4.75%		01/19/2018	1,389,227
1,300,000	Sociedad Quimica y Minera S.A.	6.13%		04/15/2016	1,399,031
1,500,000	Tanner Servicios Financieros S.A.	4.38%		03/13/2018	1,523,171
1,100,000	CNPC General Capital Ltd.	1.13%	#	05/14/2017	1,103,858
400,000	CNPC General Capital Ltd.	1.13%	# ^	05/14/2017	401,403
1,000,000	Sinopec Group Overseas Development Ltd.	1.15%	# ^	04/10/2019	1,003,481
					9,916,034
Colombia - 14.8%
1,200,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	1,289,640
1,006,000	Banco GNB Sudameris S.A.	3.88%		05/02/2018	1,000,970
1,000,000	Bancolombia S.A.	6.13%		07/26/2020	1,087,500
300,000	Ecopetrol S.A.	4.25%		09/18/2018	321,750
1,200,000	Empresa de Energia de Bogota S.A.	6.13%		11/10/2021	1,317,000
1,300,000	Grupo Aval Ltd.	5.25%		02/01/2017	1,391,000
1,000,000	Millicom International Cellular S.A.	4.75%		05/22/2020	1,005,000
1,200,000	Millicom International Cellular S.A.	6.63%		10/15/2021	1,296,000
600,000	Oleoducto Central S.A.	4.00%		05/07/2021	601,500
1,500,000	Pacific Rubiales Energy Corporation	5.38%		01/26/2019	1,567,499
					10,877,859
Costa Rica - 3.5%
1,300,000	Banco de Costa Rica	5.25%		08/12/2018	1,335,750
1,200,000	Banco Nacional de Costa Rica	4.88%		11/01/2018	1,233,000
					2,568,750
Dominican Republic - 2.2%
500,000	AES Andres Dominicana Ltd.	9.50%	^	11/12/2020	543,750
1,000,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	1,087,500
					1,631,250
Germany - 1.4%
1,000,000	Rearden G Holdings EINS GmbH	7.88%		03/30/2020	1,067,500
					1,067,500
Guatemala - 3.9%
100,000	Agromercantil Senior Trust	6.25%		04/10/2019	104,750
900,000	Agromercantil Senior Trust	6.25%	^	04/10/2019	942,750
500,000	Bantrab Senior Trust	9.00%		11/14/2020	523,750
200,000	Cementos Progreso Trust	7.13%		11/06/2023	216,500
1,000,000	Central American Bottling Corporation	6.75%		02/09/2022	1,072,500
					2,860,250
India - 3.8%
1,500,000	Reliance Holdings, Inc.	4.50%		10/19/2020	1,568,103
1,200,000	Vedanta Resources PLC	6.00%		01/31/2019	1,246,560
					2,814,663
Israel - 3.3%
1,500,000	Delek & Avner Tamar Bond Ltd.	3.84%	^	12/30/2018	1,512,848
1,000,000	Israel Electric Corporation Ltd.	1.99%	#	01/17/2018	963,750
					2,476,598
Jamaica - 1.7%
1,200,000	Digicel Ltd.	7.00%		02/15/2020	1,272,000
					1,272,000
Mexico - 12.4%
1,000,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,073,020
1,700,000	BBVA Bancomer S.A.	6.01%	#	05/17/2022	1,802,000
500,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	541,250
1,200,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	1,326,000
1,000,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	1,065,000
500,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	535,000
500,000	Grupo Posadas S.A.B de C.V	7.88%		11/30/2017	522,500
1,400,000	Petroleos Mexicanos	3.50%		07/18/2018	1,474,900
711,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	773,213
					9,112,883
Netherlands - 2.1%
1,500,000	Marfrig Holdings B.V.	6.88%	^	06/24/2019	1,521,000
					1,521,000
Panama - 4.4%
250,000	Banco Latinoamericano de Comercio Exterior S.A.	3.75%		04/04/2017	260,125
1,392,211	ENA Norte Trust	4.95%		04/25/2023	1,438,154
1,500,000	Global Bank Corporation	4.75%		10/05/2017	1,548,750
					3,247,029
Paraguay - 2.9%
930,000	Banco Regional SAECA	8.13%		01/24/2019	1,027,650
1,000,000	Telefonica Celular del Paraguay S.A.	6.75%	^	12/13/2022	1,077,500
					2,105,150
Peru - 8.9%
1,500,000	BBVA Banco Continental S.A.	3.25%		04/08/2018	1,535,625
100,000	Camposol S.A.	9.88%		02/02/2017	105,250
1,000,000	Ferreycorp S.A.A.	4.88%		04/26/2020	1,025,000
300,000	Fondo Mivivienda S.A.	3.38%		04/02/2019	303,750
540,000	Inkia Energy Ltd.	8.38%		04/04/2021	603,450
1,000,000	Intercorp Retail Trust	8.88%		11/14/2018	1,102,500
300,000	Maestro Peru S.A.	6.75%		09/26/2019	288,000
1,721,356	Peru Enhanced Pass-Through Finance Ltd.	0.00%		05/31/2018	1,626,354
					6,589,929
Qatar - 1.3%
886,046	Ras Laffan Liquefied Natural Gas Company	5.30%		09/30/2020	968,006
					968,006
Singapore - 3.8%
1,200,000	DBS Bank Ltd.	0.84%	#	07/15/2021	1,173,000
600,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	606,263
1,000,000	United Overseas Bank Ltd.	5.38%	#	09/03/2019	1,005,992
					2,785,255
Total Foreign Corporate Bonds (Cost $69,429,546)					70,441,831

Bank Loans - 2.0%
Building and Development - 2.0%
1,500,000	New Sunward Holding B.V., Guaranteed Senior Secured 1st Lien Term Loan, Tranche A6	4.50%	#	02/14/2017	1,500,000
Total Bank Loans (Cost $1,498,125)					1,500,000

Short Term Investments - 4.5%
1,093,616	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	♦		1,093,616
1,093,616	Fidelity Institutional Government Portfolio	0.01%	♦		1,093,616
1,093,616	Morgan Stanley Institutional Liquidity Fund	0.04%	♦		1,093,616
Total Short Term Investments (Cost $3,280,848)					3,280,848

Total Investments - 102.1% (Cost $74,208,519)					75,222,679
Liabilities in Excess of Other Assets - (2.1)%					(1,544,879)
NET ASSETS - 100.0%					$73,677,800

^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional buyers.  These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At June 30, 2014, the value of these securities amounted to $10,547,872 or 14.3% of net assets.

#	Variable rate security. Rate disclosed as of June 30, 2014.
♦	Seven-day yield as of June 30, 2014
†	Perpetual Maturity

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows Ω:

Tax Cost of Investments	$74,208,519
Gross Tax Unrealized Appreciation	1,021,321
Gross Tax Unrealized Depreciation	(7,161)
Net Tax Unrealized Appreciation (Depreciation)	$1,014,160

Ω	Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

INDUSTRY BREAKDOWN as a % of Net Assets:

Banking	24.5%
Oil & Gas	14.2%
Transportation	8.0%
Telecommunications	7.8%
Utilities	6.1%
Building and Development	5.6%
Consumer Products	5.4%
Chemicals/Plastics	4.8%
Short Term Investments	4.5%
Retail	3.3%
Media	3.2%
Construction	2.8%
Finance	2.6%
Financial Intermediaries	2.1%
Pulp & Paper	1.9%
Mining	1.7%
Beverage and Tobacco	1.5%
Industrial	1.4%
Hotels/Motels/Inns and Casinos	0.7%
Other Assets and Liabilities	(2.1)%
100.0%

Summary of Fair Value Disclosure
June 30, 2014 (Unaudited)

Security Valuation.  The Funds have adopted accounting principles generally accepted in the United States of America ("US GAAP") fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity's estimates and assumptions)

Assets and liabilities may be transferred between levels. The Funds use end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds and notes of government and government agencies	Standard inputs

Mortgage-backed; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2014, the Funds did not hold any investments in private investment funds.

Short-term debt investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.  Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the "Board"). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value. As of June 30, 2014, the Funds did not hold securities fair valued by the Valuation Committee.

The following is a summary of the fair valuations according to the inputs used to value the Funds' investments as of June 30, 20141:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund
Investments in Securities
Level 1
Money Market Funds	$899,089,842	$76,814,989	$4,004,960	$22,925,817	$91,147,791	$36,904,457	$2,068,283	$4,868,728	$3,280,848
Affiliated Mutual Funds	-	104,255,976	-	43,890,597	50,950,000	-	9,378,628	5,602,191	-
Exchange Traded Funds and Common Stock	-	-	-	36,064,840	-	-	-	-	-
Purchased Options	-	-	-	2,493,095	-	-	-	-	-
Total Level 1	899,089,842	181,070,965	4,004,960	105,374,349	142,097,791	36,904,457	11,446,911	10,470,919	3,280,848
Level 2
US Government / Agency Mortgage Backed Obligations	15,757,242,196	299,302,943	-	5,496,157	27,609,816	-	1,309,115	-	-
Non-Agency Residential Collateralized Mortgage Obligations	8,476,956,089	221,989,577	-	11,103,714	174,239,717	-	6,110,093	2,592,020	-
Other Short Term Investments	2,794,826,231	-	-	10,299,392	-	-	-	-	-
Non-Agency Commercial Mortgage Backed Obligations	2,161,267,313	137,289,412	-	-	309,232,475	7,726,339	9,458,473	1,292,025	-
US Government Bonds and Notes	1,932,200,850	316,837,734	-	-	137,681,980	-	2,999,368	-	-
Collateralized Loan Obligations	985,827,473	77,297,221	-	5,214,595	403,194,464	-	11,633,286	3,250,563	-
Asset Backed Obligations	33,673,813	-	-	-	27,526,052	-	-	-	-
Foreign Corporate Bonds	-	330,414,816	665,163,771	2,501,000	365,710,829	-	13,392,337	4,284,599	70,441,831
US Corporate Bonds	-	278,513,451	-	-	170,502,412	-	7,496,788	1,555,119	-
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	10,906,822	2,085,000	-	18,252,975	-	309,057	-	-
Municipal Bonds	-	-	-	2,202,350	-	-	-	-	-
Purchased Options	-	-	-	161,723	-	-	-	-	-
Bank Loans	-	-	-	-	191,552,632	318,815,244	-	-	1,500,000
Total Level 2	32,141,993,965	1,672,551,976	667,248,771	36,978,931	1,825,503,352	326,541,583	52,708,517	12,974,326	71,941,831
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	711,794,580	19,103,451	-	804,493	-	-	804,304	246,215	-
Asset Backed Obligations	-	-	-	-	-	-	-	-	-
Total Level 3	711,794,580	19,103,451	-	804,493	-	-	804,304	246,215	-
Total	$33,752,878,387	$1,872,726,392	$671,253,731	$143,157,773	$1,967,601,143	$363,446,040	$64,959,732	$23,691,460	$75,222,679
Other Financial Instruments
Level 1
Futures Contracts	$-	$-	$-	$242,498	$-	$-	$-	$-	$-
Total Level 1	-	-	-	242,498	-	-	-	-	-
Level 2
Swaps	-	-	-	157,256	-	-	4,489,475	-	-
Total Level 2	-	-	-	157,256	-	-	4,489,475	-	-
Level 3	-	-	-	-	-	-	-	-	-
Total	$-	$-	$-	$399,754	$-	$-	$4,489,475	$-	$-
See the Schedules of Investments for further disaggregation of investment categories.
1 There were no transfers into and out of Level 1 during the period ended June 30, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Balance as of 3/31/2014	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales1	Transfers Into Level 32	Transfers Out of Level 32	Balance as of 6/30/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$862,153,296	$1,167,201	$(1,455,133)	$9,982,988	$-	$(7,866,777)	$21,496,026	$(173,683,021)	$711,794,580	$(2,382,355)
Total	$862,153,296	$1,167,201	$(1,455,133)	$9,982,988	$-	$(7,866,777)	$21,496,026	$(173,683,021)	$711,794,580	$(2,382,355)

DoubleLine Core Fixed Income Fund	Balance as of 3/31/2014	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales1	Transfers Into Level 32	Transfers Out of Level 32	Balance as of 6/30/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$27,845,925	$43,419	$(257,523)	$355,999	$-	$(250,935)	$-	$(8,633,434)	$19,103,451	$(169,585)
Total	$27,845,925	$43,419	$(257,523)	$355,999	$-	$(250,935)	$-	$(8,633,434)	$19,103,451	$(169,585)

DoubleLine Flexible Income Fund	Balance as of 3/31/2014	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)3	Net Accretion (Amortization)	Purchases	Sales1	Transfers Into Level 32	Transfers Out of Level 32	Balance as of 6/30/2014	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/20143
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$-	$-	$13,864	$409	$231,942	$-	$-	$-	$246,215	$-
Total	$-	$-	$13,864	$409	$231,942	$-	$-	$-	$246,215	$-

1 Sales include all sales of securities, maturities, and paydowns.
2 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.
3	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2014 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 6/30/2014*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$711,794,580	Market Comparables, Discounted Cash Flow	Market Quotes	$46.55 - $123.17	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

DoubleLine Core Fixed Income Fund	Fair Value as of 6/30/2014 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$19,103,451	Market Comparables, Discounted Cash Flow	Market Quotes	$73.00 - $101.39	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2014 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$246,215	Market Comparables, Discounted Cash Flow	Market Quotes	$80.07 - $82.07	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors.  The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
Ronald R. Redell, President

Date  08/21/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ronald R. Redell
Ronald R. Redell, President

Date  08/21/14

By (Signature and Title) /s/ Susan Nichols
Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date  08/21/14